Delaware Life Variable Account I

Financial Statements as of and for the Year Ended December 31, 2023 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2023

Page(s)
Report of Independent Registered Public Accounting Firm	1-1

Financial Statements

Statement of Assets and Liabilities	6-10

Statements of Operations	11-45

Statements of Changes in Net Assets	46-97

Notes to the Financial Statements	98-127

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account I:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts listed in the Appendix that comprise Delaware Life Variable Account I (the Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2023, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s Separate Accounts since 2021.

Hartford, Connecticut

April 23, 2024

Appendix

AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1) (1)

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) (1)

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) (1)(2)

AB VPS International Value Portfolio (Class B) Sub-Account (A98) (1)

Alger Growth & Income Portfolio I-2 Sub-Account (A55) (1)

Alger Mid Cap Growth Portfolio I-2 Sub-Account (A54) (1)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)

American Funds Insurance Series Washington Mutual Investors Fund Class 2 Sub-Account (308) (1)

American Funds Insurance Series The Bond Fund of America Class 2 Sub-Account (301) (1)

American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304) (1)

American Funds Insurance Series Capital World Growth and Income Fund Class 2 Sub-Account (309) (1)

American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306) (1)

American Funds Insurance Series Growth Fund Class 2 Sub-Account (303) (1)

American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302) (1)

American Funds Insurance Series American High-Income Trust Class 2 Sub-Account (305) (1)

American Funds Insurance Series International Fund Class 2 Sub-Account (300) (1)

BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

LVIP Delaware Smid Cap Core Fund - Standard Class Sub-Account (D37) (1)

DWS Small Cap Index VIP Class B Sub-Account (D55) (1)

DWS Small Mid Cap Value VIP Class A Sub-Account (S61) (1)

BNY Mellon Investment Portfolios: MidCap Stock Portfolio, Initial Shares Sub-Account (D18) (1)

Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account (F29) (1)

Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15) (1)

Fidelity VIP Freedom 2030 Portfolio (Service Class 2) Sub-Account (F14) (1)

Fidelity VIP Growth Portfolio (Service Class) Sub-Account (F21) (1)

Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account (F26) (1)

Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account (FM7) (1)

Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41) (1)

Fidelity VIP Government Money Market Portfolio (Service Class) Sub-Account (FM8) (1)

Fidelity VIP Overseas Portfolio (Service Class) Sub-Account (F23) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53) (1)

Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28) (1)

Franklin Templeton U.S. Government Securities VIP Fund Class 2 Sub Account (T29) (3)

Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30) (1)

Goldman Sachs VIT Mid Cap Value Fund I Sub-Account (G32) (1)

Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521) (1)

Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33) (1)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)

Invesco V.I. American Value Fund Series II Sub-Account (V35) (1)

Invesco V.I. Comstock Fund Series II Sub-Account (V13) (1)

Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)

Invesco V.I. Equity and Income Fund Series II Sub-Account (V11) (1)

Invesco V.I. Growth and Income Fund Series I Sub-Account (IB1) (1)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21) (1)

Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) (1)

M Capital Appreciation Fund Sub-Account (MB0) (1)

M International Equity Fund Sub-Account (MB1) (1)

M Large Cap Growth Value Fund Sub-Account (MB5) (1)

M Large Cap Value Fund Sub-Account (MA9) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)

MFS VIT I Research Series Initial Class Sub-Account (M33) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT I Value Series Service Class Sub-Account (M08) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)

MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1) (1)

MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Research International Portfolio S Class Sub-Account (ME3) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)

MFS VIT III Conservative Allocation Portfolio Initial Class Sub-Account (MF4) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Growth Allocation Portfolio Initial Class Sub-Account (MF8) (1)

MFS VIT III Inflation Adjusted Bond Portfolio Initial Class Sub-Account (MG0) (1)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

MFS VIT III Moderate Allocation Portfolio Initial Class Sub-Account (MG5) (1)

MFS VIT III New Discovery Value Portfolio Initial Class Sub-Account (ME0) (1)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43) (1)

Invesco V.I. Capital Appreciation Fund, Series I Sub-Account (O01) (1)

Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19) (1)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00) (1)

Invesco V.I. Global Fund, Series II Sub-Account (O20) (1)

Invesco V.I. Main Street Fund, Series II Sub-Account (O21) (1)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Global Managed Asset Allocation Portfolio Administrative Class Sub-Account (PK9) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

T. Rowe Price Blue Chip Growth Portfolio Sub-Account (307) (1)

Wanger Acorn Sub-Account (W42) (1)

(1)

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. Financial highlights for the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants.

(2)	Formerly AB VPS Growth and Income Portfolio (Class B).
(3)	Statement of changes in net assets for the year ended December 31, 2022.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

		Assets			Liabilities
	Shares	Cost	Investments at fair value	Total Assets	Payable to Sponsor	Net Assets
AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1)	13,560	$137,018	$117,023	$117,023	$—	$117,023
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)	3,482	105,245	108,115	108,115	—	108,115
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) ¹	196,851	5,691,916	5,665,358	5,665,358	—	5,665,358
AB VPS International Value Portfolio (Class B) Sub-Account (A98)	3,521	47,640	51,797	51,797	—	51,797
Alger Growth & Income Portfolio I-2 Sub-Account (A55)	19,601	529,581	537,275	537,275	—	537,275
Alger Mid Cap Growth Portfolio I-2 Sub-Account (A54)	61,250	1,327,581	1,032,069	1,032,069	—	1,032,069
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	1,578	33,355	26,085	26,085	—	26,085
American Funds Insurance Series Washington Mutual Investors Fund Class 2 Sub-Account (308)	82,947	1,109,420	1,178,673	1,178,673	3	1,178,670
American Funds Insurance Series The Bond Fund of America Class 2 Sub-Account (301)	268,447	2,670,109	2,523,401	2,523,401	15	2,523,386
American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304)	16,592	478,830	554,850	554,850	1	554,849
American Funds Insurance Series Capital World Growth and Income Fund Class 2 Sub-Account (309)	28,341	391,765	391,387	391,387	1	391,386
American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306)	19,031	375,589	333,044	333,044	1	333,043
American Funds Insurance Series Growth Fund Class 2 Sub-Account (303)	15,981	1,353,451	1,569,367	1,569,367	5	1,569,362
American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302)	9,186	505,932	535,527	535,527	1	535,526
American Funds Insurance Series American High-Income Trust Class 2 Sub-Account (305)	12,887	115,612	112,505	112,505	—	112,505
American Funds Insurance Series International Fund Class 2 Sub-Account (300)	194,232	3,729,597	3,381,577	3,381,577	9	3,381,568
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)	146,733	2,171,489	1,911,929	1,911,929	1	1,911,928
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	12,731	273,782	458,580	458,580	1	458,579
LVIP Delaware Smid Cap Core Fund - Standard Class Sub-Account (D37)	34,743	784,773	888,055	888,055	—	888,055
DWS Small Cap Index VIP Class B Sub-Account (D55)	401,107	5,987,024	5,463,080	5,463,080	1	5,463,079
DWS Small Mid Cap Value VIP Class A Sub-Account (S61)	172,490	2,362,772	2,390,713	2,390,713	—	2,390,713
BNY Mellon Investment Portfolios: MidCap Stock Portfolio, Initial Shares Sub-Account (D18)	216,595	3,953,011	4,045,987	4,045,987	2	4,045,985
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)	103,963	2,266,245	2,239,379	2,239,379	6	2,239,373
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	46,695	1,784,251	2,186,715	2,186,715	2	2,186,713
Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account (F29)	215,151	8,085,255	10,391,804	10,391,804	—	10,391,804
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)	288	3,704	3,567	3,567	—	3,567
Fidelity VIP Freedom 2030 Portfolio (Service Class 2) Sub-Account (F14)	3,752	53,984	57,223	57,223	—	57,223
Fidelity VIP Growth Portfolio (Service Class) Sub-Account (F21)	51,421	4,270,506	4,749,271	4,749,271	—	4,749,271
Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account (F26)	58,809	17,417,779	26,774,511	26,774,511	56	26,774,455
Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account (FM7)	42,501	11,687,044	19,540,379	19,540,379	—	19,540,379
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)	51,578	1,892,301	1,789,221	1,789,221	2	1,789,219
Fidelity VIP Government Money Market Portfolio (Service Class) Sub-Account (FM8)	3,613,582	3,613,582	3,613,582	3,613,582	—	3,613,582
Fidelity VIP Overseas Portfolio (Service Class) Sub-Account (F23)	237,262	4,995,377	6,092,898	6,092,898	—	6,092,898
First Eagle Overseas Variable Fund Sub-Account (FE3)	47,872	1,148,984	1,081,898	1,081,898	1	1,081,897
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	303,766	4,013,233	4,325,627	4,325,627	—	4,325,627
Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)	6,402	37,457	31,372	31,372	—	31,372
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	115,175	1,323,306	1,380,946	1,380,946	—	1,380,946
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)	48,025	727,257	681,961	681,961	1	681,960
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	57,606	950,530	883,104	883,104	1	883,103
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)	90,130	1,180,583	1,196,021	1,196,021	2	1,196,019
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)	58,331	591,049	525,567	525,567	1	525,566
Franklin Templeton U.S. Government Securities VIP Fund Class 2 Sub-Account (T29) ²	—	—	—	—	—	—
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)	18,094	160,381	152,536	152,536	2	152,534
Goldman Sachs VIT Mid Cap Value Fund I Sub-Account (G32)	35,278	611,359	564,795	564,795	—	564,795
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)	18,439	225,788	226,433	226,433	4	226,429
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)	24,341	197,611	215,416	215,416	5	215,411
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	255,273	4,604,279	4,985,491	4,985,491	10	4,985,481
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	20,148	1,189,046	1,187,940	1,187,940	4	1,187,936
Invesco V.I. American Value Fund Series II Sub-Account (V35)	61,070	923,331	838,490	838,490	—	838,490
Invesco V.I. Comstock Fund Series II Sub-Account (V13)	4,703	79,325	92,072	92,072	—	92,072
Invesco V.I. Core Equity Fund I Sub-Account (A39)	26,757	806,727	783,719	783,719	1	783,718
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)	30,973	548,393	506,707	506,707	—	506,707
Invesco V.I. Growth and Income Fund Series I Sub-Account (IB1)	68,482	1,320,944	1,291,569	1,291,569	—	1,291,569

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

		Assets			Liabilities
	Shares	Cost	Investments at fair value	Total Assets	Payable to Sponsor	Net Assets
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)	148,823	$5,137,146	$5,073,386	$5,073,386	$6	$5,073,380
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)	24,577	425,297	422,716	422,716	—	422,716
M Capital Appreciation Fund Sub-Account (MB0)	35,221	861,572	860,447	860,447	—	860,447
M International Equity Fund Sub-Account (MB1)	48,851	588,388	663,881	663,881	—	663,881
M Large Cap Growth Value Fund Sub-Account (MB5)	34,907	1,225,529	1,014,411	1,014,411	—	1,014,411
M Large Cap Value Fund Sub-Account (MA9)	30,495	386,476	447,365	447,365	—	447,365
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	5,763,995	5,763,995	5,763,995	5,763,995	20	5,763,975
MFS VIT Total Return Series Initial Class Sub-Account (M07)	114,293	2,753,751	2,658,445	2,658,445	8	2,658,437
MFS VIT Total Return Series Service Class Sub-Account (M35)	12,287	296,273	278,675	278,675	1	278,674
MFS VIT I Growth Series Initial Class Sub-Account (M31)	41,607	2,538,456	2,508,521	2,508,521	2	2,508,519
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	565,397	5,448,458	4,845,453	4,845,453	13	4,845,440
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	182,299	3,186,020	2,358,946	2,358,946	3	2,358,943
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	466,999	5,797,705	5,463,890	5,463,890	10	5,463,880
MFS VIT I Research Series Initial Class Sub-Account (M33)	145,305	4,259,952	4,645,407	4,645,407	1	4,645,406
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	76,886	2,436,282	2,479,575	2,479,575	4	2,479,571
MFS VIT I Utilities Series Service Class Sub-Account (M40)	5,572	180,492	175,730	175,730	—	175,730
MFS VIT I Value Series Initial Class Sub-Account (M83)	388,179	7,770,656	8,256,578	8,256,578	6	8,256,572
MFS VIT I Value Series Service Class Sub-Account (M08)	50,984	978,517	1,055,866	1,055,866	1	1,055,865
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	28,764	1,519,152	1,594,939	1,594,939	11	1,594,928
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	154,137	1,677,578	1,444,264	1,444,264	3	1,444,261
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)	182,645	2,600,607	2,235,575	2,235,575	6	2,235,569
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)	5,738	82,891	76,547	76,547	—	76,547
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	136,875	1,628,942	1,487,830	1,487,830	1	1,487,829
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	31,988	344,481	346,111	346,111	1	346,110
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	705,932	3,850,681	3,529,659	3,529,659	3	3,529,656
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	103,841	1,490,670	1,523,345	1,523,345	1	1,523,344
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	25,029	374,727	361,164	361,164	1	361,163
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	112,938	2,336,688	2,555,778	2,555,778	7	2,555,771
MFS VIT II Research International Portfolio S Class Sub-Account (ME3)	93,233	1,539,505	1,550,474	1,550,474	9	1,550,465
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	396,177	4,215,017	3,965,728	3,965,728	5	3,965,723
MFS VIT III Conservative Allocation Portfolio Initial Class Sub-Account (MF4)	185,855	2,033,688	1,734,031	1,734,031	4	1,734,027
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	323,226	4,477,751	4,227,802	4,227,802	3	4,227,799
MFS VIT III Growth Allocation Portfolio Initial Class Sub-Account (MF8)	291,522	3,227,609	2,786,954	2,786,954	5	2,786,949
MFS VIT III Inflation Adjusted Bond Portfolio Initial Class Sub-Account (MG0)	82,352	736,976	684,341	684,341	3	684,338
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	463,113	4,676,483	4,617,238	4,617,238	4	4,617,234
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	503,392	4,272,741	4,948,339	4,948,339	—	4,948,339
MFS VIT III Moderate Allocation Portfolio Initial Class Sub-Account (MG5)	435,500	5,302,081	4,668,561	4,668,561	12	4,668,549
MFS VIT III New Discovery Value Portfolio Initial Class Sub-Account (ME0)	145,288	1,266,465	1,160,852	1,160,852	—	1,160,852
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)	49,705	367,395	201,306	201,306	—	201,306
Invesco V.I. Capital Appreciation Fund, Series I Sub-Account (O01)	27,798	1,341,002	1,308,467	1,308,467	—	1,308,467
Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19)	2,102	93,857	93,826	93,826	—	93,826
Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)	3,078	217,359	193,341	193,341	—	193,341
Invesco V.I. Global Fund, Series II Sub-Account (O20)	5,001	184,416	177,549	177,549	—	177,549
Invesco V.I. Main Street Fund, Series II Sub-Account (O21)	1,997	40,970	35,500	35,500	—	35,500
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	57,943	353,850	309,996	309,996	1	309,995
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	183,525	2,261,749	1,936,188	1,936,188	—	1,936,188
PIMCO VIT Global Managed Asset Allocation Portfolio Administrative Class Sub-Account (PK9)	2,425	26,354	22,701	22,701	—	22,701
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	112,652	1,412,310	1,303,384	1,303,384	—	1,303,384
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	911,979	9,130,856	8,371,958	8,371,958	—	8,371,958
T. Rowe Price Blue Chip Growth Portfolio Sub-Account (307)	186,376	6,154,416	8,608,698	8,608,698	—	8,608,698
Wanger Acorn Sub-Account (W42)	2,136	33,716	28,467	28,467	—	28,467

[1]	This Sub-Account had a name change in 2023. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.
[2]	This Sub-Account is active but had zero balance in 2023.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Net Assets
Net Assets:
AL1	4,486	$117,023
A70	4,811	108,115
A71	133,688	5,665,358
A98	6,118	51,797
A55	12,290	537,275
A54	20,773	1,032,069
A51	587	26,085
308	24,565	1,178,670
301	160,792	2,523,386
304	10,921	554,849
309	9,938	391,386
306	9,940	333,043
303	20,113	1,569,362
302	9,791	535,526
305	4,235	112,505
300	143,130	3,381,568
B18	77,452	1,911,928
C60	15,519	458,579
D37	11,916	888,055
D55	95,010	5,463,079
S61	52,542	2,390,713
D18	82,344	4,045,985
FD7	50,880	2,239,373
F24	56,673	2,186,713
F29	135,338	10,391,804
F15	167	3,567
F14	2,425	57,223
F21	79,819	4,749,271
F26	644,755	26,774,455
FM7	362,915	19,540,379
F41	57,525	1,789,219
FM8	261,793	3,613,582
F23	211,878	6,092,898
FE3	54,597	1,081,897
T20	130,300	4,325,627

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Value
Net Assets (continued):
FE6	1,103	$31,372
F56	38,712	1,380,946
F59	30,134	681,960
F54	41,798	883,103
F53	36,322	1,196,019
T28	29,981	525,566
T29	—	—
G30	4,327	152,534
G32	10,330	564,795
521	4,107	226,429
G33	12,406	215,411
G31	105,228	4,985,481
V15	28,955	1,187,936
V35	19,947	838,490
V13	2,780	92,072
A39	24,800	783,718
V11	14,951	506,707
IB1	26,743	1,291,569
A21	163,475	5,073,380
I76	13,766	422,716
MB0	21,657	860,447
MB1	54,787	663,881
MB5	21,914	1,014,411
MA9	16,915	447,365
MD8	529,575	5,763,975
M07	132,205	2,658,437
M35	14,089	278,674
M31	52,691	2,508,519
MF1	118,612	4,845,440
M05	75,330	2,358,943
M06	443,179	5,463,880
M33	121,845	4,645,406
M44	146,454	2,479,571
M40	10,755	175,730

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Value
Net Assets (continued):
M83	262,501	$8,256,572
M08	48,861	1,055,865
MB6	30,920	1,594,928
MA0	75,878	1,444,261
MA1	239,283	2,235,569
M92	4,461	76,547
M96	75,686	1,487,829
MD2	26,590	346,110
MA6	129,514	3,529,656
M97	46,772	1,523,344
MD5	11,516	361,163
MD6	50,788	2,555,771
ME3	105,938	1,550,465
MB8	82,133	3,965,723
MF4	73,796	1,734,027
MF6	99,217	4,227,799
MF8	72,981	2,786,949
MG0	50,792	684,338
MF2	341,344	4,617,234
MG3	131,315	4,948,339
MG5	150,831	4,668,549
ME0	24,132	1,160,852
V43	3,660	201,306
O01	23,772	1,308,467
O19	2,670	93,826
O00	14,020	193,341
O20	6,186	177,549
O21	1,047	35,500
P10	39,091	309,995
PK8	53,335	1,936,188
PK9	1,329	22,701
P06	58,664	1,303,384
P07	381,462	8,371,958
307	110,043	8,608,698
W42	888	28,467

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	AL1	A70	A71
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,006	$25	$69,226
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	1,006	25	69,226

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,000)	492	(28,117)
Realized gain distributions	5,764	5,398	437,272
Net realized gains (losses)	4,764	5,890	409,155

Net change in unrealized appreciation (depreciation)	6,977	6,685	130,968

Net realized and change in unrealized gains (losses)	11,741	12,575	540,123

Increase (decrease) in net assets from operations	$12,747	$12,600	$609,349

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	A98	A55	A54
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$348	$6,894	$—
Expenses:
Mortality and expense risk charges	—	(55)	—

Net investment income (loss)	348	6,839	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,202	46,223	(16,092)
Realized gain distributions	—	15,599	—
Net realized gains (losses)	2,202	61,822	(16,092)

Net change in unrealized appreciation (depreciation)	7,777	38,342	211,731

Net realized and change in unrealized gains (losses)	9,979	100,164	195,639

Increase (decrease) in net assets from operations	$10,327	$107,003	$195,639

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	A51	308	301
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$20,881	$84,311
Expenses:
Mortality and expense risk charges	(8)	—	—

Net investment income (loss)	(8)	20,881	84,311

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(19,465)	770	(95,323)
Realized gain distributions	—	10,672	—
Net realized gains (losses)	(19,465)	11,442	(95,323)

Net change in unrealized appreciation (depreciation)	25,214	146,754	119,844

Net realized and change in unrealized gains (losses)	5,749	158,196	24,521

Increase (decrease) in net assets from operations	$5,741	$179,077	$108,832

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	304	309	306
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,885	$6,808	$825
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	4,885	6,808	825

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	23,351	(2,882)	(2,946)
Realized gain distributions	46,332	—	4,073
Net realized gains (losses)	69,683	(2,882)	1,127

Net change in unrealized appreciation (depreciation)	36,231	71,567	44,945

Net realized and change in unrealized gains (losses)	105,914	68,685	46,072

Increase (decrease) in net assets from operations	$110,799	$75,493	$46,897

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	303	302	305
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,867	$6,244	$8,484
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	4,867	6,244	8,484

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	12,324	11,505	(11,863)
Realized gain distributions	72,475	18,059	—
Net realized gains (losses)	84,799	29,564	(11,863)

Net change in unrealized appreciation (depreciation)	334,945	56,446	18,925

Net realized and change in unrealized gains (losses)	419,744	86,010	7,062

Increase (decrease) in net assets from operations	$424,611	$92,254	$15,546

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	300	B18	C60
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$45,544	$46,241	$—
Expenses:
Mortality and expense risk charges	—	(79)	—

Net investment income (loss)	45,544	46,162	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(75,486)	(21,207)	25,618
Realized gain distributions	—	—	—
Net realized gains (losses)	(75,486)	(21,207)	25,618

Net change in unrealized appreciation (depreciation)	527,830	198,536	119,235

Net realized and change in unrealized gains (losses)	452,344	177,329	144,853

Increase (decrease) in net assets from operations	$497,888	$223,491	$144,853

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	D37	D55	S61
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$9,907	$41,669	$26,464
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	9,907	41,669	26,464

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(8,346)	(114,073)	(66,781)
Realized gain distributions	41,477	118,398	88,869
Net realized gains (losses)	33,131	4,325	22,088

Net change in unrealized appreciation (depreciation)	96,642	744,804	272,046

Net realized and change in unrealized gains (losses)	129,773	749,129	294,134

Increase (decrease) in net assets from operations	$139,680	$790,798	$320,598

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	D18	FD7	F24
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$27,051	$33,979	$4,694
Expenses:
Mortality and expense risk charges	(304)	(502)	—

Net investment income (loss)	26,747	33,477	4,694

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(41,475)	52,155	94,214
Realized gain distributions	108,757	97,201	66,875
Net realized gains (losses)	67,282	149,356	161,089

Net change in unrealized appreciation (depreciation)	540,652	280,027	351,622

Net realized and change in unrealized gains (losses)	607,934	429,383	512,711

Increase (decrease) in net assets from operations	$634,681	$462,860	$517,405

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F29	F15	F14
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$36,296	$562	$1,216
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	36,296	562	1,216

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	241,239	(6,791)	256
Realized gain distributions	327,979	306	—
Net realized gains (losses)	569,218	(6,485)	256

Net change in unrealized appreciation (depreciation)	1,970,444	7,833	5,809

Net realized and change in unrealized gains (losses)	2,539,662	1,348	6,065

Increase (decrease) in net assets from operations	$2,575,958	$1,910	$7,281

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F21	F26	FM7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,617	$294,433	$256,268
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	1,617	294,433	256,268

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	350,187	234,709	2,154,348
Realized gain distributions	205,801	203,974	193,683
Net realized gains (losses)	555,988	438,683	2,348,031

Net change in unrealized appreciation (depreciation)	910,495	4,485,433	1,946,714

Net realized and change in unrealized gains (losses)	1,466,483	4,924,116	4,294,745

Increase (decrease) in net assets from operations	$1,468,100	$5,218,549	$4,551,013

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F41	FM8	F23
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,519	$191,884	$54,221
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	6,519	191,884	54,221

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(13,660)	—	285,428
Realized gain distributions	48,870	—	15,191
Net realized gains (losses)	35,210	—	300,619

Net change in unrealized appreciation (depreciation)	193,455	—	725,150

Net realized and change in unrealized gains (losses)	228,665	—	1,025,769

Increase (decrease) in net assets from operations	$235,184	$191,884	$1,079,990

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FE3	T20	FE6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$131,720	$424
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	—	131,720	424

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(48,439)	1,093	(74)
Realized gain distributions	78,768	—	492
Net realized gains (losses)	30,329	1,093	418

Net change in unrealized appreciation (depreciation)	87,031	620,166	3,180

Net realized and change in unrealized gains (losses)	117,360	621,259	3,598

Increase (decrease) in net assets from operations	$117,360	$752,979	$4,022

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F56	F59	F54
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$43,863	$32,762	$15,566
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	43,863	32,762	15,566

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(58,265)	(915)	(85,624)
Realized gain distributions	—	39,718	71,646
Net realized gains (losses)	(58,265)	38,803	(13,978)

Net change in unrealized appreciation (depreciation)	263,585	(17,634)	115,561

Net realized and change in unrealized gains (losses)	205,320	21,169	101,583

Increase (decrease) in net assets from operations	$249,183	$53,931	$117,149

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F53	T28	T29
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$7,239	$23,136	$—
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	7,239	23,136	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(157,379)	(13,370)	—
Realized gain distributions	78,478	—	—
Net realized gains (losses)	(78,901)	(13,370)	—

Net change in unrealized appreciation (depreciation)	203,651	31,611	—

Net realized and change in unrealized gains (losses)	124,750	18,241	—

Increase (decrease) in net assets from operations	$131,989	$41,377	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	G30	G32	521
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,548	$5,466	$2,130
Expenses:
Mortality and expense risk charges	(373)	(79)	(718)

Net investment income (loss)	2,175	5,387	1,412

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(460)	(4,315)	(866)
Realized gain distributions	12,867	13,461	—
Net realized gains (losses)	12,407	9,146	(866)

Net change in unrealized appreciation (depreciation)	2,637	44,730	35,567

Net realized and change in unrealized gains (losses)	15,044	53,876	34,701

Increase (decrease) in net assets from operations	$17,219	$59,263	$36,113

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	G33	G31	V15
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$5,568	$31,759	$—
Expenses:
Mortality and expense risk charges	(774)	(1,810)	(626)

Net investment income (loss)	4,794	29,949	(626)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(876)	126,362	6,582
Realized gain distributions	—	—	23,592
Net realized gains (losses)	(876)	126,362	30,174

Net change in unrealized appreciation (depreciation)	29,878	866,784	340,950

Net realized and change in unrealized gains (losses)	29,002	993,146	371,124

Increase (decrease) in net assets from operations	$33,796	$1,023,095	$370,498

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	V35	V13	A39
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,936	$1,367	$5,361
Expenses:
Mortality and expense risk charges	(25)	—	(235)

Net investment income (loss)	2,911	1,367	5,126

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,290)	998	(97,033)
Realized gain distributions	163,566	9,851	17,299
Net realized gains (losses)	162,276	10,849	(79,734)

Net change in unrealized appreciation (depreciation)	(53,238)	(2,281)	272,947

Net realized and change in unrealized gains (losses)	109,038	8,568	193,213

Increase (decrease) in net assets from operations	$111,949	$9,935	$198,339

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	V11	IB1	A21
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$8,293	$19,840	$9,241
Expenses:
Mortality and expense risk charges	(61)	—	(955)

Net investment income (loss)	8,232	19,840	8,286

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(14,562)	(7,948)	(169,188)
Realized gain distributions	25,179	157,647	3,460
Net realized gains (losses)	10,617	149,699	(165,728)

Net change in unrealized appreciation (depreciation)	28,861	(16,107)	976,919

Net realized and change in unrealized gains (losses)	39,478	133,592	811,191

Increase (decrease) in net assets from operations	$47,710	$153,432	$819,477

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	I76	MB0	MB1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$3,497	$19,029
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	—	3,497	19,029

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(8,081)	(13,864)	8,421
Realized gain distributions	6,148	53,413	—
Net realized gains (losses)	(1,933)	39,549	8,421

Net change in unrealized appreciation (depreciation)	48,637	124,403	67,436

Net realized and change in unrealized gains (losses)	46,704	163,952	75,857

Increase (decrease) in net assets from operations	$46,704	$167,449	$94,886

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MB5	MA9	M07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$9,627	$53,460
Expenses:
Mortality and expense risk charges	—	—	(1,524)

Net investment income (loss)	—	9,627	51,936

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(65,396)	12,520	6,235
Realized gain distributions	51,909	7,357	111,343
Net realized gains (losses)	(13,487)	19,877	117,578

Net change in unrealized appreciation (depreciation)	271,786	798	90,068

Net realized and change in unrealized gains (losses)	258,299	20,675	207,646

Increase (decrease) in net assets from operations	$258,299	$30,302	$259,582

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MD8	M35	M31
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$298,200	$4,771	$—
Expenses:
Mortality and expense risk charges	(3,087)	—	(173)

Net investment income (loss)	295,113	4,771	(173)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	(5,473)	(54,554)
Realized gain distributions	—	11,388	166,043
Net realized gains (losses)	—	5,915	111,489

Net change in unrealized appreciation (depreciation)	—	16,057	504,343

Net realized and change in unrealized gains (losses)	—	21,972	615,832

Increase (decrease) in net assets from operations	$295,113	$26,743	$615,659

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MF1	M05	M06
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$165,584
Expenses:
Mortality and expense risk charges	(1,985)	(499)	(1,118)

Net investment income (loss)	(1,985)	(499)	164,466

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(75,888)	(364,041)	(171,639)
Realized gain distributions	64,479	—	—
Net realized gains (losses)	(11,409)	(364,041)	(171,639)

Net change in unrealized appreciation (depreciation)	906,594	737,060	367,321

Net realized and change in unrealized gains (losses)	895,185	373,019	195,682

Increase (decrease) in net assets from operations	$893,200	$372,520	$360,148

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M33	M44	M40
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$21,620	$89,203	$5,677
Expenses:
Mortality and expense risk charges	—	(876)	—

Net investment income (loss)	21,620	88,327	5,677

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	89,733	(3,946)	20,233
Realized gain distributions	228,496	138,027	9,523
Net realized gains (losses)	318,229	134,081	29,756

Net change in unrealized appreciation (depreciation)	523,103	(283,328)	(39,688)

Net realized and change in unrealized gains (losses)	841,332	(149,247)	(9,932)

Increase (decrease) in net assets from operations	$862,952	$(60,920)	$(4,255)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M83	M08	MB6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$133,888	$14,074	$20,479
Expenses:
Mortality and expense risk charges	(623)	—	(1,770)

Net investment income (loss)	133,265	14,074	18,709

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	158,468	18,969	23,128
Realized gain distributions	562,770	70,546	115,069
Net realized gains (losses)	721,238	89,515	138,197

Net change in unrealized appreciation (depreciation)	(239,935)	(27,420)	250,379

Net realized and change in unrealized gains (losses)	481,303	62,095	388,576

Increase (decrease) in net assets from operations	$614,568	$76,169	$407,285

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MA0	MA1	M92
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$42,580	$24,395	$149
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	42,580	24,395	149

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(10,093)	(31,785)	(11,966)
Realized gain distributions	—	—	3,872
Net realized gains (losses)	(10,093)	(31,785)	(8,094)

Net change in unrealized appreciation (depreciation)	66,605	211,643	15,628

Net realized and change in unrealized gains (losses)	56,512	179,858	7,534

Increase (decrease) in net assets from operations	$99,092	$204,253	$7,683

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M96	MD2	MA6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$27,767	$1,635	$202,700
Expenses:
Mortality and expense risk charges	(209)	—	(310)

Net investment income (loss)	27,558	1,635	202,390

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(177,678)	(29,020)	(117,547)
Realized gain distributions	—	—	—
Net realized gains (losses)	(177,678)	(29,020)	(117,547)

Net change in unrealized appreciation (depreciation)	214,654	51,478	318,730

Net realized and change in unrealized gains (losses)	36,976	22,458	201,183

Increase (decrease) in net assets from operations	$64,534	$24,093	$403,573

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M97	MD5	MD6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$16,575	$3,283	$7,377
Expenses:
Mortality and expense risk charges	(172)	—	(1,128)

Net investment income (loss)	16,403	3,283	6,249

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(20,399)	(4,582)	17,050
Realized gain distributions	47,267	11,516	127,622
Net realized gains (losses)	26,868	6,934	144,672

Net change in unrealized appreciation (depreciation)	184,226	34,760	353,546

Net realized and change in unrealized gains (losses)	211,094	41,694	498,218

Increase (decrease) in net assets from operations	$227,497	$44,977	$504,467

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	ME3	MB8	MF4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$10,212	$29,587	$49,019
Expenses:
Mortality and expense risk charges	—	(287)	—

Net investment income (loss)	10,212	29,300	49,019

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(553)	(290,422)	(24,896)
Realized gain distributions	—	129,488	71,615
Net realized gains (losses)	(553)	(160,934)	46,719

Net change in unrealized appreciation (depreciation)	161,949	816,293	70,696

Net realized and change in unrealized gains (losses)	161,396	655,359	117,415

Increase (decrease) in net assets from operations	$171,608	$684,659	$166,434

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MF6	MF8	MG0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$35,460	$67,644	$18,592
Expenses:
Mortality and expense risk charges	(270)	(607)	(7)

Net investment income (loss)	35,190	67,037	18,585

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(9,026)	(58,957)	(141,508)
Realized gain distributions	288,700	230,029	—
Net realized gains (losses)	279,674	171,072	(141,508)

Net change in unrealized appreciation (depreciation)	153,248	135,832	156,176

Net realized and change in unrealized gains (losses)	432,922	306,904	14,668

Increase (decrease) in net assets from operations	$468,112	$373,941	$33,253

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MF2	MG3	MG5
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$72,433	$79,831	$120,052
Expenses:
Mortality and expense risk charges	(371)	—	(493)

Net investment income (loss)	72,062	79,831	119,559

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(39,279)	130,266	(269,696)
Realized gain distributions	—	151,401	283,530
Net realized gains (losses)	(39,279)	281,667	13,834

Net change in unrealized appreciation (depreciation)	243,612	186,286	484,893

Net realized and change in unrealized gains (losses)	204,333	467,953	498,727

Increase (decrease) in net assets from operations	$276,395	$547,784	$618,286

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	ME0	V43	O01
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$12,600	$—	$—
Expenses:
Mortality and expense risk charges	(60)	—	—

Net investment income (loss)	12,540	—	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(18,461)	(200,197)	(20,269)
Realized gain distributions	91,111	—	—
Net realized gains (losses)	72,650	(200,197)	(20,269)

Net change in unrealized appreciation (depreciation)	37,691	280,032	369,115

Net realized and change in unrealized gains (losses)	110,341	79,835	348,846

Increase (decrease) in net assets from operations	$122,881	$79,835	$348,846

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	O19	O00	O20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	—	—	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(9,861)	(1,901)	854
Realized gain distributions	—	—	18,781
Net realized gains (losses)	(9,861)	(1,901)	19,635

Net change in unrealized appreciation (depreciation)	35,395	24,727	25,815

Net realized and change in unrealized gains (losses)	25,534	22,826	45,450

Increase (decrease) in net assets from operations	$25,534	$22,826	$45,450

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	O21	P10	PK8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$166	$36,101	$109,099
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	166	36,101	109,099

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(21,030)	(49,914)	(82,156)
Realized gain distributions	2,368	—	—
Net realized gains (losses)	(18,662)	(49,914)	(82,156)

Net change in unrealized appreciation (depreciation)	34,456	(6,489)	175,222

Net realized and change in unrealized gains (losses)	15,794	(56,403)	93,066

Increase (decrease) in net assets from operations	$15,960	$(20,302)	$202,165

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	PK9	P06	P07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$503	$36,264	$234,621
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	503	36,264	234,621

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(937)	(22,321)	(167,289)
Realized gain distributions	—	—	—
Net realized gains (losses)	(937)	(22,321)	(167,289)

Net change in unrealized appreciation (depreciation)	3,177	36,273	366,318

Net realized and change in unrealized gains (losses)	2,240	13,952	199,029

Increase (decrease) in net assets from operations	$2,743	$50,216	$433,650

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	307	W42
	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—
Expenses:
Mortality and expense risk charges	—	—

Net investment income (loss)	—	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	618,300	(6,178)
Realized gain distributions	—	—
Net realized gains (losses)	618,300	(6,178)

Net change in unrealized appreciation (depreciation)	2,445,857	17,115

Net realized and change in unrealized gains (losses)	3,064,157	10,937

Increase (decrease) in net assets from operations	$3,064,157	$10,937

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	AL1 Sub-Account		A70 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,006	$3,314	$25	$—
Net realized gains (losses)	4,764	11,465	5,890	25,237
Net change in unrealized appreciation/ depreciation	6,977	(37,475)	6,685	(61,697)

Increase (decrease) in net assets from operations	12,747	(22,696)	12,600	(36,460)

Contract Owner Transactions:
Purchase payments received	10,330	10,330	—	427
Transfers between Sub-Accounts (including the Fixed Account), net	—	247	17,050	(22,514)
Withdrawals, surrenders, annuitizations and contract charges	(22)	(15,668)	(175)	(257)
Mortality and expense risk charges	(45)	(43)	—	—
Charges for life insurance protection and monthly administration charge	(3,930)	(2,363)	(2,070)	(3,878)

Net increase (decrease) from contract owner transactions	6,333	(7,497)	14,805	(26,222)

Total increase (decrease) in net assets	19,080	(30,193)	27,405	(62,682)
Net assets at beginning of year	97,943	128,136	80,710	143,392

Net assets at end of year	$117,023	$97,943	$108,115	$80,710

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A71 Sub-Account		A98 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$69,226	$62,266	$348	$3,511
Net realized gains (losses)	409,155	984,318	2,202	(2,124)
Net change in unrealized appreciation/ depreciation	130,968	(1,256,792)	7,777	(21,402)

Increase (decrease) in net assets from operations	609,349	(210,208)	10,327	(20,015)

Contract Owner Transactions:
Purchase payments received	141,350	143,916	2,130	6,628
Transfers between Sub-Accounts (including the Fixed Account), net	(298,511)	391,841	(28,449)	(53,839)
Withdrawals, surrenders, annuitizations and contract charges	(128,187)	(170,533)	(305)	(2,047)
Mortality and expense risk charges	—	—	(7)	(14)
Charges for life insurance protection and monthly administration charge	(228,221)	(248,758)	(3,208)	(4,105)

Net increase (decrease) from contract owner transactions	(513,569)	116,466	(29,839)	(53,377)

Total increase (decrease) in net assets	95,780	(93,742)	(19,512)	(73,392)
Net assets at beginning of year	5,569,578	5,663,320	71,309	144,701

Net assets at end of year	$5,665,358	$5,569,578	$51,797	$71,309

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A55 Sub-Account		A54 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$6,839	$6,806	$—	$—
Net realized gains (losses)	61,822	35,323	(16,092)	12,068
Net change in unrealized appreciation/ depreciation	38,342	(124,776)	211,731	(499,942)

Increase (decrease) in net assets from operations	107,003	(82,647)	195,639	(487,874)

Contract Owner Transactions:
Purchase payments received	3,724	3,784	31,135	24,579
Transfers between Sub-Accounts (including the Fixed Account), net	(41)	5	1,329	29,902
Withdrawals, surrenders, annuitizations and contract charges	(9,873)	(1,194)	(2,939)	(21,234)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(19,992)	(17,042)	(48,198)	(41,382)

Net increase (decrease) from contract owner transactions	(26,182)	(14,447)	(18,673)	(8,135)

Total increase (decrease) in net assets	80,821	(97,094)	176,966	(496,009)
Net assets at beginning of year	456,454	553,548	855,103	1,351,112

Net assets at end of year	$537,275	$456,454	$1,032,069	$855,103

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A51 Sub-Account		308 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(8)	$(10)	$20,881	$22,031
Net realized gains (losses)	(19,465)	(49,395)	11,442	270,358
Net change in unrealized appreciation/ depreciation	25,214	1,653	146,754	(401,714)

Increase (decrease) in net assets from operations	5,741	(47,752)	179,077	(109,325)

Contract Owner Transactions:
Purchase payments received	4,107	1,787	13,870	7,557
Transfers between Sub-Accounts (including the Fixed Account), net	(20,271)	(47,939)	(64,552)	(2,554)
Withdrawals, surrenders, annuitizations and contract charges	(70)	(214)	(10,656)	(5,806)
Mortality and expense risk charges	—	—	(574)	(587)
Charges for life insurance protection and monthly administration charge	(820)	(1,867)	(56,122)	(55,864)

Net increase (decrease) from contract owner transactions	(17,054)	(48,233)	(118,034)	(57,254)

Total increase (decrease) in net assets	(11,313)	(95,985)	61,043	(166,579)
Net assets at beginning of year	37,398	133,383	1,117,627	1,284,206

Net assets at end of year	$26,085	$37,398	$1,178,670	$1,117,627

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	301 Sub-Account		304 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$84,311	$50,972	$4,885	$3,860
Net realized gains (losses)	(95,323)	(3,863)	69,683	74,727
Net change in unrealized appreciation/ depreciation	119,844	(238,555)	36,231	(264,738)

Increase (decrease) in net assets from operations	108,832	(191,446)	110,799	(186,151)

Contract Owner Transactions:
Purchase payments received	3,194	14,657	3,287	348
Transfers between Sub-Accounts (including the Fixed Account), net	701,533	544,490	(66,261)	(6,618)
Withdrawals, surrenders, annuitizations and contract charges	(5,935)	78,680	(5,899)	(2,989)
Mortality and expense risk charges	(2,598)	(1,749)	(287)	(298)
Charges for life insurance protection and monthly administration charge	(24,195)	(18,487)	(26,136)	(26,865)

Net increase (decrease) from contract owner transactions	671,999	617,591	(95,296)	(36,422)

Total increase (decrease) in net assets	780,831	426,145	15,503	(222,573)
Net assets at beginning of year	1,742,555	1,316,410	539,346	761,919

Net assets at end of year	$2,523,386	$1,742,555	$554,849	$539,346

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	309 Sub-Account		306 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$6,808	$10,130	$825	$—
Net realized gains (losses)	(2,882)	99,747	1,127	106,971
Net change in unrealized appreciation/ depreciation	71,567	(198,128)	44,945	(232,438)

Increase (decrease) in net assets from operations	75,493	(88,251)	46,897	(125,467)

Contract Owner Transactions:
Purchase payments received	2,588	9,489	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	8,524	(11,169)	2	—
Withdrawals, surrenders, annuitizations and contract charges	(105,782)	—	—	—
Mortality and expense risk charges	(193)	(219)	(154)	(158)
Charges for life insurance protection and monthly administration charge	(7,316)	(13,352)	(7,095)	(6,925)

Net increase (decrease) from contract owner transactions	(102,179)	(15,251)	(7,247)	(7,083)

Total increase (decrease) in net assets	(26,686)	(103,502)	39,650	(132,550)
Net assets at beginning of year	418,072	521,574	293,393	425,943

Net assets at end of year	$391,386	$418,072	$333,043	$293,393

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	303 Sub-Account		302 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$4,867	$3,948	$6,244	$4,121
Net realized gains (losses)	84,799	184,181	29,564	33,781
Net change in unrealized appreciation/ depreciation	334,945	(653,553)	56,446	(92,056)

Increase (decrease) in net assets from operations	424,611	(465,424)	92,254	(54,154)

Contract Owner Transactions:
Purchase payments received	9,749	9,295	6,020	9,341
Transfers between Sub-Accounts (including the Fixed Account), net	95,387	12,848	126,955	2,005
Withdrawals, surrenders, annuitizations and contract charges	(8,344)	14,125	1,952	49,429
Mortality and expense risk charges	(688)	(628)	(200)	(152)
Charges for life insurance protection and monthly administration charge	(34,677)	(37,865)	(1,610)	(1,334)

Net increase (decrease) from contract owner transactions	61,427	(2,225)	133,117	59,289

Total increase (decrease) in net assets	486,038	(467,649)	225,371	5,135
Net assets at beginning of year	1,083,324	1,550,973	310,155	305,020

Net assets at end of year	$1,569,362	$1,083,324	$535,526	$310,155

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	305 Sub-Account		300 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$8,484	$13,927	$45,544	$58,736
Net realized gains (losses)	(11,863)	(485)	(75,486)	452,628
Net change in unrealized appreciation/ depreciation	18,925	(24,652)	527,830	(1,354,572)

Increase (decrease) in net assets from operations	15,546	(11,210)	497,888	(843,208)

Contract Owner Transactions:
Purchase payments received	1,927	5,739	9,127	7,977
Transfers between Sub-Accounts (including the Fixed Account), net	(86,411)	81,363	(258,451)	3,062
Withdrawals, surrenders, annuitizations and contract charges	(343)	—	(3,677)	(4,727)
Mortality and expense risk charges	(100)	(61)	(1,705)	(1,647)
Charges for life insurance protection and monthly administration charge	(1,602)	(3,339)	(44,216)	(41,727)

Net increase (decrease) from contract owner transactions	(86,529)	83,702	(298,922)	(37,062)

Total increase (decrease) in net assets	(70,983)	72,492	198,966	(880,270)
Net assets at beginning of year	183,488	110,996	3,182,602	4,062,872

Net assets at end of year	$112,505	$183,488	$3,381,568	$3,182,602

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	B18 Sub-Account		C60 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$46,162	$(79)	$—	$—
Net realized gains (losses)	(21,207)	7,158	25,618	89,755
Net change in unrealized appreciation/ depreciation	198,536	(373,646)	119,235	(338,014)

Increase (decrease) in net assets from operations	223,491	(366,567)	144,853	(248,259)

Contract Owner Transactions:
Purchase payments received	29,296	51,766	18,902	15,946
Transfers between Sub-Accounts (including the Fixed Account), net	(78,766)	36,209	(20,256)	(150,989)
Withdrawals, surrenders, annuitizations and contract charges	(30,008)	(40,842)	(5,157)	(90,559)
Mortality and expense risk charges	(209)	(223)	(137)	(141)
Charges for life insurance protection and monthly administration charge	(92,392)	(84,972)	(16,148)	(17,434)

Net increase (decrease) from contract owner transactions	(172,079)	(38,062)	(22,796)	(243,177)

Total increase (decrease) in net assets	51,412	(404,629)	122,057	(491,436)
Net assets at beginning of year	1,860,516	2,265,145	336,522	827,958

Net assets at end of year	$1,911,928	$1,860,516	$458,579	$336,522

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	D37 Sub-Account		D55 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$9,907	$4,422	$41,669	$32,674
Net realized gains (losses)	33,131	3,373	4,325	855,136
Net change in unrealized appreciation/ depreciation	96,642	(171,214)	744,804	(2,193,956)

Increase (decrease) in net assets from operations	139,680	(163,419)	790,798	(1,306,146)

Contract Owner Transactions:
Purchase payments received	17,786	21,480	32,083	33,513
Transfers between Sub-Accounts (including the Fixed Account), net	(79,826)	(46,264)	69,583	179,938
Withdrawals, surrenders, annuitizations and contract charges	(88,297)	(33,868)	(143,644)	(53,123)
Mortality and expense risk charges	—	—	(205)	(211)
Charges for life insurance protection and monthly administration charge	(37,956)	(39,758)	(195,929)	(212,058)

Net increase (decrease) from contract owner transactions	(188,293)	(98,410)	(238,112)	(51,941)

Total increase (decrease) in net assets	(48,613)	(261,829)	552,686	(1,358,087)
Net assets at beginning of year	936,668	1,198,497	4,910,393	6,268,480

Net assets at end of year	$888,055	$936,668	$5,463,079	$4,910,393

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	S61 Sub-Account		D18 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$26,464	$20,657	$26,747	$26,165
Net realized gains (losses)	22,088	(2,637)	67,282	833,691
Net change in unrealized appreciation/ depreciation	272,046	(450,406)	540,652	(1,432,163)

Increase (decrease) in net assets from operations	320,598	(432,386)	634,681	(572,307)

Contract Owner Transactions:
Purchase payments received	50,072	48,143	79,968	108,497
Transfers between Sub-Accounts (including the Fixed Account), net	(29,009)	25,314	241,690	(206,432)
Withdrawals, surrenders, annuitizations and contract charges	(115,155)	(23,009)	(46,382)	(64,446)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(103,758)	(108,534)	(146,051)	(161,052)

Net increase (decrease) from contract owner transactions	(197,850)	(58,086)	129,225	(323,433)

Total increase (decrease) in net assets	122,748	(490,472)	763,906	(895,740)
Net assets at beginning of year	2,267,965	2,758,437	3,282,079	4,177,819

Net assets at end of year	$2,390,713	$2,267,965	$4,045,985	$3,282,079

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FD7 Sub-Account		F24 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$33,477	$27,539	$4,694	$4,842
Net realized gains (losses)	149,356	223,804	161,089	111,691
Net change in unrealized appreciation/ depreciation	280,027	(819,759)	351,622	(720,665)

Increase (decrease) in net assets from operations	462,860	(568,416)	517,405	(604,132)

Contract Owner Transactions:
Purchase payments received	111,288	110,924	33,333	47,089
Transfers between Sub-Accounts (including the Fixed Account), net	70,104	(122,901)	224,390	9,598
Withdrawals, surrenders, annuitizations and contract charges	(707,165)	(12,621)	(189,738)	(40,012)
Mortality and expense risk charges	(497)	(581)	(327)	(315)
Charges for life insurance protection and monthly administration charge	(138,943)	(120,779)	(50,092)	(43,679)

Net increase (decrease) from contract owner transactions	(665,213)	(145,958)	17,566	(27,319)

Total increase (decrease) in net assets	(202,353)	(714,374)	534,971	(631,451)
Net assets at beginning of year	2,441,726	3,156,100	1,651,742	2,283,193

Net assets at end of year	$2,239,373	$2,441,726	$2,186,713	$1,651,742

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F29 Sub-Account		F15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$36,296	$36,512	$562	$896
Net realized gains (losses)	569,218	667,960	(6,485)	2,950
Net change in unrealized appreciation/ depreciation	1,970,444	(3,768,182)	7,833	(14,173)

Increase (decrease) in net assets from operations	2,575,958	(3,063,710)	1,910	(10,327)

Contract Owner Transactions:
Purchase payments received	132,057	149,874	790	4,728
Transfers between Sub-Accounts (including the Fixed Account), net	308,754	(129,490)	(34,297)	940
Withdrawals, surrenders, annuitizations and contract charges	(350,431)	(53,700)	(6,236)	(12,106)
Mortality and expense risk charges	—	—	(7)	(22)
Charges for life insurance protection and monthly administration charge	(444,203)	(453,361)	(1,265)	(2,507)

Net increase (decrease) from contract owner transactions	(353,823)	(486,677)	(41,015)	(8,967)

Total increase (decrease) in net assets	2,222,135	(3,550,387)	(39,105)	(19,294)
Net assets at beginning of year	8,169,669	11,720,056	42,672	61,966

Net assets at end of year	$10,391,804	$8,169,669	$3,567	$42,672

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F14 Sub-Account		F21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,216	$1,020	$1,617	$25,129
Net realized gains (losses)	256	14,572	555,988	527,238
Net change in unrealized appreciation/ depreciation	5,809	(28,953)	910,495	(2,025,268)

Increase (decrease) in net assets from operations	7,281	(13,361)	1,468,100	(1,472,901)

Contract Owner Transactions:
Purchase payments received	2,742	2,742	90,712	98,636
Transfers between Sub-Accounts (including the Fixed Account), net	8	(105)	(715,760)	39,025
Withdrawals, surrenders, annuitizations and contract charges	(447)	(30,161)	(446,981)	(171,962)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(3,050)	(2,692)	(162,147)	(136,173)

Net increase (decrease) from contract owner transactions	(747)	(30,216)	(1,234,176)	(170,474)

Total increase (decrease) in net assets	6,534	(43,577)	233,924	(1,643,375)
Net assets at beginning of year	50,689	94,266	4,515,347	6,158,722

Net assets at end of year	$57,223	$50,689	$4,749,271	$4,515,347

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F26 Sub-Account		FM7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$294,433	$253,003	$256,268	$281,035
Net realized gains (losses)	438,683	927,319	2,348,031	800,751
Net change in unrealized appreciation/ depreciation	4,485,433	(5,429,055)	1,946,714	(5,455,062)

Increase (decrease) in net assets from operations	5,218,549	(4,248,733)	4,551,013	(4,373,276)

Contract Owner Transactions:
Purchase payments received	155,918	129,604	321,945	339,773
Transfers between Sub-Accounts (including the Fixed Account), net	1,812,554	377,515	(1,156,107)	337,382
Withdrawals, surrenders, annuitizations and contract charges	(9,961)	68,742	(2,542,378)	(535,682)
Mortality and expense risk charges	(8,935)	(7,814)	—	—
Charges for life insurance protection and monthly administration charge	(264,803)	(223,315)	(841,187)	(903,741)

Net increase (decrease) from contract owner transactions	1,684,773	344,732	(4,217,727)	(762,268)

Total increase (decrease) in net assets	6,903,322	(3,904,001)	333,286	(5,135,544)
Net assets at beginning of year	19,871,133	23,775,134	19,207,093	24,342,637

Net assets at end of year	$26,774,455	$19,871,133	$19,540,379	$19,207,093

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F41 Sub-Account		FM8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$6,519	$4,922	$191,884	$66,773
Net realized gains (losses)	35,210	134,614	—	—
Net change in unrealized appreciation/ depreciation	193,455	(439,292)	—	—

Increase (decrease) in net assets from operations	235,184	(299,756)	191,884	66,773

Contract Owner Transactions:
Purchase payments received	24,481	46,883	231,873	253,063
Transfers between Sub-Accounts (including the Fixed Account), net	67,277	10,747	(963,116)	(2,294,343)
Withdrawals, surrenders, annuitizations and contract charges	(234,277)	29,727	(65,237)	(113,688)
Mortality and expense risk charges	(363)	(364)	—	—
Charges for life insurance protection and monthly administration charge	(44,979)	(48,646)	(228,725)	(203,851)

Net increase (decrease) from contract owner transactions	(187,861)	38,347	(1,025,205)	(2,358,819)

Total increase (decrease) in net assets	47,323	(261,409)	(833,321)	(2,292,046)
Net assets at beginning of year	1,741,896	2,003,305	4,446,903	6,738,949

Net assets at end of year	$1,789,219	$1,741,896	$3,613,582	$4,446,903

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F23 Sub-Account		FE3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$54,221	$56,594	$—	$27,036
Net realized gains (losses)	300,619	176,109	30,329	36,888
Net change in unrealized appreciation/ depreciation	725,150	(2,035,818)	87,031	(183,639)

Increase (decrease) in net assets from operations	1,079,990	(1,803,115)	117,360	(119,715)

Contract Owner Transactions:
Purchase payments received	154,388	167,717	52,532	60,671
Transfers between Sub-Accounts (including the Fixed Account), net	15,641	117,705	(121,743)	(25,467)
Withdrawals, surrenders, annuitizations and contract charges	(336,417)	(141,770)	(179,673)	(104,406)
Mortality and expense risk charges	—	—	(212)	(267)
Charges for life insurance protection and monthly administration charge	(275,618)	(282,152)	(29,795)	(41,637)

Net increase (decrease) from contract owner transactions	(442,006)	(138,500)	(278,891)	(111,106)

Total increase (decrease) in net assets	637,984	(1,941,615)	(161,531)	(230,821)
Net assets at beginning of year	5,454,914	7,396,529	1,243,428	1,474,249

Net assets at end of year	$6,092,898	$5,454,914	$1,081,897	$1,243,428

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	T20 Sub-Account		FE6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$131,720	$126,786	$424	$470
Net realized gains (losses)	1,093	(171,151)	418	2,772
Net change in unrealized appreciation/ depreciation	620,166	(302,618)	3,180	(8,573)

Increase (decrease) in net assets from operations	752,979	(346,983)	4,022	(5,331)

Contract Owner Transactions:
Purchase payments received	127,234	164,379	118	118
Transfers between Sub-Accounts (including the Fixed Account), net	(38,481)	(282,497)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(114,565)	(42,254)	(170)	(184)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(249,458)	(239,698)	(308)	(268)

Net increase (decrease) from contract owner transactions	(275,270)	(400,070)	(360)	(334)

Total increase (decrease) in net assets	477,709	(747,053)	3,662	(5,665)
Net assets at beginning of year	3,847,918	4,594,971	27,710	33,375

Net assets at end of year	$4,325,627	$3,847,918	$31,372	$27,710

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F56 Sub-Account		F59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$43,863	$2,076	$32,762	$29,600
Net realized gains (losses)	(58,265)	(51,985)	38,803	14,182
Net change in unrealized appreciation/ depreciation	263,585	(122,538)	(17,634)	(79,713)

Increase (decrease) in net assets from operations	249,183	(172,447)	53,931	(35,931)

Contract Owner Transactions:
Purchase payments received	49,091	50,377	14,549	23,181
Transfers between Sub-Accounts (including the Fixed Account), net	(6,967)	(3,454)	12,593	(15,014)
Withdrawals, surrenders, annuitizations and contract charges	(60,132)	(74,365)	1,777	46,383
Mortality and expense risk charges	(18)	(16)	(160)	(153)
Charges for life insurance protection and monthly administration charge	(104,310)	(103,317)	(16,279)	(15,096)

Net increase (decrease) from contract owner transactions	(122,336)	(130,775)	12,480	39,301

Total increase (decrease) in net assets	126,847	(303,222)	66,411	3,370
Net assets at beginning of year	1,254,099	1,557,321	615,549	612,179

Net assets at end of year	$1,380,946	$1,254,099	$681,960	$615,549

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F54 Sub-Account		F53 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$15,566	$21,862	$7,239	$14,317
Net realized gains (losses)	(13,978)	128,081	(78,901)	203,307
Net change in unrealized appreciation/ depreciation	115,561	(244,046)	203,651	(387,571)

Increase (decrease) in net assets from operations	117,149	(94,103)	131,989	(169,947)

Contract Owner Transactions:
Purchase payments received	19,967	26,837	16,702	20,676
Transfers between Sub-Accounts (including the Fixed Account), net	(6,565)	(25,939)	37,957	(60,619)
Withdrawals, surrenders, annuitizations and contract charges	(365,470)	(9,595)	(273,884)	(58,309)
Mortality and expense risk charges	(301)	(371)	(411)	(356)
Charges for life insurance protection and monthly administration charge	(32,478)	(37,901)	(36,083)	(34,940)

Net increase (decrease) from contract owner transactions	(384,847)	(46,969)	(255,719)	(133,548)

Total increase (decrease) in net assets	(267,698)	(141,072)	(123,730)	(303,495)
Net assets at beginning of year	1,150,801	1,291,873	1,319,749	1,623,244

Net assets at end of year	$883,103	$1,150,801	$1,196,019	$1,319,749

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	T28 Sub-Account		T29 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$23,136	$25,056	$—	$—
Net realized gains (losses)	(13,370)	(11,704)	—	—
Net change in unrealized appreciation/ depreciation	31,611	(82,048)	—	—

Increase (decrease) in net assets from operations	41,377	(68,696)	—	—

Contract Owner Transactions:
Purchase payments received	7,967	19,949	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(6,760)	(286)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(48,134)	(14,591)	—	(1)
Mortality and expense risk charges	(187)	(197)	—	—
Charges for life insurance protection and monthly administration charge	(11,521)	(14,684)	—	(2)

Net increase (decrease) from contract owner transactions	(58,635)	(9,809)	—	(3)

Total increase (decrease) in net assets	(17,258)	(78,505)	—	(3)
Net assets at beginning of year	542,824	621,329	—	3

Net assets at end of year	$525,566	$542,824	$—	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	G30 Sub-Account		G32 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,175	$1,508	$5,387	$3,922
Net realized gains (losses)	12,407	12,327	9,146	86,981
Net change in unrealized appreciation/ depreciation	2,637	(23,784)	44,730	(152,588)

Increase (decrease) in net assets from operations	17,219	(9,949)	59,263	(61,685)

Contract Owner Transactions:
Purchase payments received	1,706	1,706	569	569
Transfers between Sub-Accounts (including the Fixed Account), net	1,597	(6,782)	25	31,688
Withdrawals, surrenders, annuitizations and contract charges	(19)	(21)	(34,326)	(4,053)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(4,047)	(3,664)	(20,747)	(15,766)

Net increase (decrease) from contract owner transactions	(763)	(8,761)	(54,479)	12,438

Total increase (decrease) in net assets	16,456	(18,710)	4,784	(49,247)
Net assets at beginning of year	136,078	154,788	560,011	609,258

Net assets at end of year	$152,534	$136,078	$564,795	$560,011

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	521 Sub-Account		G33 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,412	$(65)	$4,794	$5,666
Net realized gains (losses)	(866)	987	(876)	(6,677)
Net change in unrealized appreciation/ depreciation	35,567	(47,233)	29,878	(29,286)

Increase (decrease) in net assets from operations	36,113	(46,311)	33,796	(30,297)

Contract Owner Transactions:
Purchase payments received	4,053	4,104	12,069	10,743
Transfers between Sub-Accounts (including the Fixed Account), net	362	728	(373)	(321)
Withdrawals, surrenders, annuitizations and contract charges	2,003	(146)	1,953	(245)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(6,174)	(5,618)	(19,793)	(16,167)

Net increase (decrease) from contract owner transactions	244	(932)	(6,144)	(5,990)

Total increase (decrease) in net assets	36,357	(47,243)	27,652	(36,287)
Net assets at beginning of year	190,072	237,315	187,759	224,046

Net assets at end of year	$226,429	$190,072	$215,411	$187,759

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	G31 Sub-Account		V15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$29,949	$39,696	$(626)	$(511)
Net realized gains (losses)	126,362	87,637	30,174	299,281
Net change in unrealized appreciation/ depreciation	866,784	(1,317,822)	340,950	(738,525)

Increase (decrease) in net assets from operations	1,023,095	(1,190,489)	370,498	(439,755)

Contract Owner Transactions:
Purchase payments received	95,928	82,199	16,747	12,053
Transfers between Sub-Accounts (including the Fixed Account), net	(17,624)	(27,281)	39,707	(11,098)
Withdrawals, surrenders, annuitizations and contract charges	(560,265)	(51,720)	(112,065)	3,315
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(230,694)	(210,753)	(64,225)	(53,115)

Net increase (decrease) from contract owner transactions	(712,655)	(207,555)	(119,836)	(48,845)

Total increase (decrease) in net assets	310,440	(1,398,044)	250,662	(488,600)
Net assets at beginning of year	4,675,041	6,073,085	937,274	1,425,874

Net assets at end of year	$4,985,481	$4,675,041	$1,187,936	$937,274

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	V35 Sub-Account		V13 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,911	$3,180	$1,367	$1,118
Net realized gains (losses)	162,276	131,360	10,849	4,458
Net change in unrealized appreciation/ depreciation	(53,238)	(93,290)	(2,281)	(4,950)

Increase (decrease) in net assets from operations	111,949	41,250	9,935	626

Contract Owner Transactions:
Purchase payments received	17,581	13,659	4,368	4,563
Transfers between Sub-Accounts (including the Fixed Account), net	1,279	378,482	(232)	(916)
Withdrawals, surrenders, annuitizations and contract charges	(1,248)	(723)	(129)	(3,283)
Mortality and expense risk charges	(7)	(7)	(33)	(33)
Charges for life insurance protection and monthly administration charge	(19,052)	(16,812)	(3,979)	(3,657)

Net increase (decrease) from contract owner transactions	(1,447)	374,599	(5)	(3,326)

Total increase (decrease) in net assets	110,502	415,849	9,930	(2,700)
Net assets at beginning of year	727,988	312,139	82,142	84,842

Net assets at end of year	$838,490	$727,988	$92,072	$82,142

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A39 Sub-Account		V11 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$5,126	$10,380	$8,232	$8,439
Net realized gains (losses)	(79,734)	185,860	10,617	82,094
Net change in unrealized appreciation/ depreciation	272,947	(474,422)	28,861	(144,191)

Increase (decrease) in net assets from operations	198,339	(278,182)	47,710	(53,658)

Contract Owner Transactions:
Purchase payments received	4,732	15,156	5,939	5,425
Transfers between Sub-Accounts (including the Fixed Account), net	6,873	(27,520)	(26,678)	(37,482)
Withdrawals, surrenders, annuitizations and contract charges	(463,564)	(3,728)	(67,556)	(19,578)
Mortality and expense risk charges	(202)	(277)	(35)	(48)
Charges for life insurance protection and monthly administration charge	(24,536)	(31,472)	(22,864)	(24,497)

Net increase (decrease) from contract owner transactions	(476,697)	(47,841)	(111,194)	(76,180)

Total increase (decrease) in net assets	(278,358)	(326,023)	(63,484)	(129,838)
Net assets at beginning of year	1,062,076	1,388,099	570,191	700,029

Net assets at end of year	$783,718	$1,062,076	$506,707	$570,191

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	IB1 Sub-Account		A21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$19,840	$22,900	$8,286	$86,911
Net realized gains (losses)	149,699	147,899	(165,728)	499,863
Net change in unrealized appreciation/ depreciation	(16,107)	(252,034)	976,919	(1,747,067)

Increase (decrease) in net assets from operations	153,432	(81,235)	819,477	(1,160,293)

Contract Owner Transactions:
Purchase payments received	22,356	23,795	181,185	146,458
Transfers between Sub-Accounts (including the Fixed Account), net	1,363	42,922	228,043	(285,091)
Withdrawals, surrenders, annuitizations and contract charges	(118,062)	(19,505)	(603,522)	(140,583)
Mortality and expense risk charges	—	—	(155)	(202)
Charges for life insurance protection and monthly administration charge	(101,851)	(88,641)	(301,906)	(277,015)

Net increase (decrease) from contract owner transactions	(196,194)	(41,429)	(496,355)	(556,433)

Total increase (decrease) in net assets	(42,762)	(122,664)	323,122	(1,716,726)
Net assets at beginning of year	1,334,331	1,456,995	4,750,258	6,466,984

Net assets at end of year	$1,291,569	$1,334,331	$5,073,380	$4,750,258

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	I76 Sub-Account		MB0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$3,497	$—
Net realized gains (losses)	(1,933)	44,368	39,549	54,719
Net change in unrealized appreciation/ depreciation	48,637	(99,268)	124,403	(220,730)

Increase (decrease) in net assets from operations	46,704	(54,900)	167,449	(166,011)

Contract Owner Transactions:
Purchase payments received	—	123	25,116	22,467
Transfers between Sub-Accounts (including the Fixed Account), net	208,922	25,058	57,584	1,934
Withdrawals, surrenders, annuitizations and contract charges	(36,688)	(480)	(114,214)	3,945
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(10,569)	(10,196)	(28,610)	(25,132)

Net increase (decrease) from contract owner transactions	161,665	14,505	(60,124)	3,214

Total increase (decrease) in net assets	208,369	(40,395)	107,325	(162,797)
Net assets at beginning of year	214,347	254,742	753,122	915,919

Net assets at end of year	$422,716	$214,347	$860,447	$753,122

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MB1 Sub-Account		MB5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$19,029	$18,659	$—	$—
Net realized gains (losses)	8,421	(1,219)	(13,487)	(11,136)
Net change in unrealized appreciation/ depreciation	67,436	(125,139)	271,786	(427,533)

Increase (decrease) in net assets from operations	94,886	(107,699)	258,299	(438,669)

Contract Owner Transactions:
Purchase payments received	13,928	13,508	28,719	24,283
Transfers between Sub-Accounts (including the Fixed Account), net	(84,911)	23,847	(59,793)	(1,373,351)
Withdrawals, surrenders, annuitizations and contract charges	(382)	(2,282)	(17,897)	4,914
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(29,240)	(25,166)	(41,842)	(41,892)

Net increase (decrease) from contract owner transactions	(100,605)	9,907	(90,813)	(1,386,046)

Total increase (decrease) in net assets	(5,719)	(97,792)	167,486	(1,824,715)
Net assets at beginning of year	669,600	767,392	846,925	2,671,640

Net assets at end of year	$663,881	$669,600	$1,014,411	$846,925

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MA9 Sub-Account		MD8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$9,627	$9,323	$295,113	$79,724
Net realized gains (losses)	19,877	25,846	—	—
Net change in unrealized appreciation/ depreciation	798	(43,100)	—	—

Increase (decrease) in net assets from operations	30,302	(7,931)	295,113	79,724

Contract Owner Transactions:
Purchase payments received	14,051	14,945	505,773	416,306
Transfers between Sub-Accounts (including the Fixed Account), net	(24,029)	(59,186)	(1,653,168)	4,145,796
Withdrawals, surrenders, annuitizations and contract charges	(7,223)	588	(116,686)	(19,074)
Mortality and expense risk charges	—	—	(584)	(667)
Charges for life insurance protection and monthly administration charge	(19,990)	(18,391)	(421,717)	(541,410)

Net increase (decrease) from contract owner transactions	(37,191)	(62,044)	(1,686,382)	4,000,951

Total increase (decrease) in net assets	(6,889)	(69,975)	(1,391,269)	4,080,675
Net assets at beginning of year	454,254	524,229	7,155,244	3,074,569

Net assets at end of year	$447,365	$454,254	$5,763,975	$7,155,244

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M07 Sub-Account		M35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$51,936	$46,057	$4,771	$3,910
Net realized gains (losses)	117,578	252,030	5,915	14,039
Net change in unrealized appreciation/ depreciation	90,068	(593,995)	16,057	(45,913)

Increase (decrease) in net assets from operations	259,582	(295,908)	26,743	(27,964)

Contract Owner Transactions:
Purchase payments received	83,274	96,323	6,768	26,563
Transfers between Sub-Accounts (including the Fixed Account), net	25,872	(27,634)	4,925	(6,159)
Withdrawals, surrenders, annuitizations and contract charges	(238,180)	(109,451)	(20,955)	72,220
Mortality and expense risk charges	—	—	(100)	(99)
Charges for life insurance protection and monthly administration charge	(148,560)	(138,065)	(9,040)	(9,000)

Net increase (decrease) from contract owner transactions	(277,594)	(178,827)	(18,402)	83,525

Total increase (decrease) in net assets	(18,012)	(474,735)	8,341	55,561
Net assets at beginning of year	2,676,449	3,151,184	270,333	214,772

Net assets at end of year	$2,658,437	$2,676,449	$278,674	$270,333

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M31 Sub-Account		MF1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(173)	$(190)	$(1,985)	$(2,075)
Net realized gains (losses)	111,489	271,544	(11,409)	433,264
Net change in unrealized appreciation/ depreciation	504,343	(1,219,209)	906,594	(2,601,914)

Increase (decrease) in net assets from operations	615,659	(947,855)	893,200	(2,170,725)

Contract Owner Transactions:
Purchase payments received	76,536	49,286	55,342	53,786
Transfers between Sub-Accounts (including the Fixed Account), net	177,202	(102,720)	(104,106)	(1,512,474)
Withdrawals, surrenders, annuitizations and contract charges	(91,005)	(92,181)	(260,025)	(6,581)
Mortality and expense risk charges	(203)	(494)	(420)	(429)
Charges for life insurance protection and monthly administration charge	(125,346)	(125,397)	(248,272)	(282,079)

Net increase (decrease) from contract owner transactions	37,184	(271,506)	(557,481)	(1,747,777)

Total increase (decrease) in net assets	652,843	(1,219,361)	335,719	(3,918,502)
Net assets at beginning of year	1,855,676	3,075,037	4,509,721	8,428,223

Net assets at end of year	$2,508,519	$1,855,676	$4,845,440	$4,509,721

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M05 Sub-Account		M06 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(499)	$(531)	$164,466	$107,584
Net realized gains (losses)	(364,041)	723,856	(171,639)	3,053
Net change in unrealized appreciation/ depreciation	737,060	(2,070,929)	367,321	(720,212)

Increase (decrease) in net assets from operations	372,520	(1,347,604)	360,148	(609,575)

Contract Owner Transactions:
Purchase payments received	34,904	47,594	122,009	101,658
Transfers between Sub-Accounts (including the Fixed Account), net	(510,056)	(476,644)	1,275,142	799,258
Withdrawals, surrenders, annuitizations and contract charges	(41,259)	(138,496)	(538,214)	(204,998)
Mortality and expense risk charges	(260)	(264)	(831)	(828)
Charges for life insurance protection and monthly administration charge	(138,469)	(162,608)	(202,779)	(174,305)

Net increase (decrease) from contract owner transactions	(655,140)	(730,418)	655,327	520,785

Total increase (decrease) in net assets	(282,620)	(2,078,022)	1,015,475	(88,790)
Net assets at beginning of year	2,641,563	4,719,585	4,448,405	4,537,195

Net assets at end of year	$2,358,943	$2,641,563	$5,463,880	$4,448,405

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M33 Sub-Account		M44 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$21,620	$22,562	$88,327	$58,252
Net realized gains (losses)	318,229	667,445	134,081	115,317
Net change in unrealized appreciation/ depreciation	523,103	(1,629,860)	(283,328)	(120,542)

Increase (decrease) in net assets from operations	862,952	(939,853)	(60,920)	53,027

Contract Owner Transactions:
Purchase payments received	84,179	90,600	48,803	44,948
Transfers between Sub-Accounts (including the Fixed Account), net	(75,582)	(26,867)	8,297	252,486
Withdrawals, surrenders, annuitizations and contract charges	(274,363)	(75,117)	(89,666)	(139,692)
Mortality and expense risk charges	(113)	(115)	—	—
Charges for life insurance protection and monthly administration charge	(259,365)	(284,569)	(99,179)	(94,259)

Net increase (decrease) from contract owner transactions	(525,244)	(296,068)	(131,745)	63,483

Total increase (decrease) in net assets	337,708	(1,235,921)	(192,665)	116,510
Net assets at beginning of year	4,307,698	5,543,619	2,672,236	2,555,726

Net assets at end of year	$4,645,406	$4,307,698	$2,479,571	$2,672,236

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M40 Sub-Account		M83 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$5,677	$5,483	$133,265	$114,929
Net realized gains (losses)	29,756	20,096	721,238	601,068
Net change in unrealized appreciation/ depreciation	(39,688)	(25,403)	(239,935)	(1,262,139)

Increase (decrease) in net assets from operations	(4,255)	176	614,568	(546,142)

Contract Owner Transactions:
Purchase payments received	5,270	11,222	121,532	117,442
Transfers between Sub-Accounts (including the Fixed Account), net	(17,428)	(8,006)	(88,761)	25,738
Withdrawals, surrenders, annuitizations and contract charges	(50,130)	(22,699)	(317,041)	(207,577)
Mortality and expense risk charges	(70)	(85)	(638)	(707)
Charges for life insurance protection and monthly administration charge	(6,010)	(9,917)	(340,209)	(339,500)

Net increase (decrease) from contract owner transactions	(68,368)	(29,485)	(625,117)	(404,604)

Total increase (decrease) in net assets	(72,623)	(29,309)	(10,549)	(950,746)
Net assets at beginning of year	248,353	277,662	8,267,121	9,217,867

Net assets at end of year	$175,730	$248,353	$8,256,572	$8,267,121

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M08 Sub-Account		MB6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$14,074	$14,537	$18,709	$17,450
Net realized gains (losses)	89,515	113,217	138,197	327,372
Net change in unrealized appreciation/ depreciation	(27,420)	(227,141)	250,379	(665,828)

Increase (decrease) in net assets from operations	76,169	(99,387)	407,285	(321,006)

Contract Owner Transactions:
Purchase payments received	17,158	24,972	18,250	19,214
Transfers between Sub-Accounts (including the Fixed Account), net	(82,667)	(269,407)	(274,566)	(65,963)
Withdrawals, surrenders, annuitizations and contract charges	(51,295)	(15,234)	(25,083)	(19,296)
Mortality and expense risk charges	(117)	(170)	—	—
Charges for life insurance protection and monthly administration charge	(35,719)	(39,621)	(68,204)	(66,559)

Net increase (decrease) from contract owner transactions	(152,640)	(299,460)	(349,603)	(132,604)

Total increase (decrease) in net assets	(76,471)	(398,847)	57,682	(453,610)
Net assets at beginning of year	1,132,336	1,531,183	1,537,246	1,990,856

Net assets at end of year	$1,055,865	$1,132,336	$1,594,928	$1,537,246

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MA0 Sub-Account		MA1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$42,580	$37,453	$24,395	$81,870
Net realized gains (losses)	(10,093)	59,723	(31,785)	125,161
Net change in unrealized appreciation/ depreciation	66,605	(323,275)	211,643	(709,237)

Increase (decrease) in net assets from operations	99,092	(226,099)	204,253	(502,206)

Contract Owner Transactions:
Purchase payments received	13,911	14,997	19,007	26,490
Transfers between Sub-Accounts (including the Fixed Account), net	248,570	23,710	113,029	39,249
Withdrawals, surrenders, annuitizations and contract charges	(4,646)	(3,217)	(14,509)	(10,534)
Mortality and expense risk charges	(414)	(428)	(1,040)	(1,033)
Charges for life insurance protection and monthly administration charge	(33,861)	(32,313)	(37,738)	(36,543)

Net increase (decrease) from contract owner transactions	223,560	2,749	78,749	17,629

Total increase (decrease) in net assets	322,652	(223,350)	283,002	(484,577)
Net assets at beginning of year	1,121,609	1,344,959	1,952,567	2,437,144

Net assets at end of year	$1,444,261	$1,121,609	$2,235,569	$1,952,567

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M92 Sub-Account		M96 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$149	$2,669	$27,558	$44,055
Net realized gains (losses)	(8,094)	7,488	(177,678)	(22,494)
Net change in unrealized appreciation/ depreciation	15,628	(22,233)	214,654	(309,340)

Increase (decrease) in net assets from operations	7,683	(12,076)	64,534	(287,779)

Contract Owner Transactions:
Purchase payments received	3,386	—	154,661	115,768
Transfers between Sub-Accounts (including the Fixed Account), net	(25,142)	(960)	(428,442)	4,151
Withdrawals, surrenders, annuitizations and contract charges	(30,948)	(2,419)	(165,079)	(60,893)
Mortality and expense risk charges	(48)	(75)	—	—
Charges for life insurance protection and monthly administration charge	(11,133)	(12,818)	(171,212)	(161,914)

Net increase (decrease) from contract owner transactions	(63,885)	(16,272)	(610,072)	(102,888)

Total increase (decrease) in net assets	(56,202)	(28,348)	(545,538)	(390,667)
Net assets at beginning of year	132,749	161,097	2,033,367	2,424,034

Net assets at end of year	$76,547	$132,749	$1,487,829	$2,033,367

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MD2 Sub-Account		MA6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,635	$4,807	$202,390	$205,727
Net realized gains (losses)	(29,020)	(2,910)	(117,547)	(113,190)
Net change in unrealized appreciation/ depreciation	51,478	(38,503)	318,730	(552,436)

Increase (decrease) in net assets from operations	24,093	(36,606)	403,573	(459,899)

Contract Owner Transactions:
Purchase payments received	5,776	19,008	130,024	142,748
Transfers between Sub-Accounts (including the Fixed Account), net	194,204	20,034	(187,111)	(98,349)
Withdrawals, surrenders, annuitizations and contract charges	(123,141)	(445)	(151,580)	(91,993)
Mortality and expense risk charges	(84)	(102)	(321)	(374)
Charges for life insurance protection and monthly administration charge	(14,330)	(16,282)	(236,021)	(250,834)

Net increase (decrease) from contract owner transactions	62,425	22,213	(445,009)	(298,802)

Total increase (decrease) in net assets	86,518	(14,393)	(41,436)	(758,701)
Net assets at beginning of year	259,592	273,985	3,571,092	4,329,793

Net assets at end of year	$346,110	$259,592	$3,529,656	$3,571,092

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M97 Sub-Account		MD5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$16,403	$9,335	$3,283	$1,376
Net realized gains (losses)	26,868	96,857	6,934	4,925
Net change in unrealized appreciation/ depreciation	184,226	(395,219)	34,760	(84,896)

Increase (decrease) in net assets from operations	227,497	(289,027)	44,977	(78,595)

Contract Owner Transactions:
Purchase payments received	34,262	43,358	4,336	3,759
Transfers between Sub-Accounts (including the Fixed Account), net	(356,895)	190,608	7,346	17,794
Withdrawals, surrenders, annuitizations and contract charges	(15,226)	(49,348)	(3,396)	(68,083)
Mortality and expense risk charges	—	—	(105)	(100)
Charges for life insurance protection and monthly administration charge	(67,076)	(63,524)	(16,263)	(16,334)

Net increase (decrease) from contract owner transactions	(404,935)	121,094	(8,082)	(62,964)

Total increase (decrease) in net assets	(177,438)	(167,933)	36,895	(141,559)
Net assets at beginning of year	1,700,782	1,868,715	324,268	465,827

Net assets at end of year	$1,523,344	$1,700,782	$361,163	$324,268

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MD6 Sub-Account		ME3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$6,249	$1,242	$10,212	$15,118
Net realized gains (losses)	144,672	344,466	(553)	6,164
Net change in unrealized appreciation/ depreciation	353,546	(818,808)	161,949	(202,436)

Increase (decrease) in net assets from operations	504,467	(473,100)	171,608	(181,154)

Contract Owner Transactions:
Purchase payments received	37,511	40,639	4,792	9,609
Transfers between Sub-Accounts (including the Fixed Account), net	34,091	44,576	307,595	357,774
Withdrawals, surrenders, annuitizations and contract charges	(46,145)	(32,213)	(95,012)	(2,751)
Mortality and expense risk charges	—	—	(1,497)	(1,105)
Charges for life insurance protection and monthly administration charge	(79,116)	(71,155)	(12,836)	(14,698)

Net increase (decrease) from contract owner transactions	(53,659)	(18,153)	203,042	348,829

Total increase (decrease) in net assets	450,808	(491,253)	374,650	167,675
Net assets at beginning of year	2,104,963	2,596,216	1,175,815	1,008,140

Net assets at end of year	$2,555,771	$2,104,963	$1,550,465	$1,175,815

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MB8 Sub-Account		MF4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$29,300	$30,924	$49,019	$41,574
Net realized gains (losses)	(160,934)	880,471	46,719	40,056
Net change in unrealized appreciation/ depreciation	816,293	(1,811,309)	70,696	(531,503)

Increase (decrease) in net assets from operations	684,659	(899,914)	166,434	(449,873)

Contract Owner Transactions:
Purchase payments received	62,477	68,954	20,215	20,316
Transfers between Sub-Accounts (including the Fixed Account), net	(360,920)	(93,500)	(2)	6,954
Withdrawals, surrenders, annuitizations and contract charges	(151,644)	(45,299)	(69,882)	(911,562)
Mortality and expense risk charges	(523)	(748)	(666)	(712)
Charges for life insurance protection and monthly administration charge	(128,087)	(128,197)	(54,570)	(172,668)

Net increase (decrease) from contract owner transactions	(578,697)	(198,790)	(104,905)	(1,057,672)

Total increase (decrease) in net assets	105,962	(1,098,704)	61,529	(1,507,545)
Net assets at beginning of year	3,859,761	4,958,465	1,672,498	3,180,043

Net assets at end of year	$3,965,723	$3,859,761	$1,734,027	$1,672,498

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MF6 Sub-Account		MF8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$35,190	$79,198	$67,037	$44,625
Net realized gains (losses)	279,674	400,668	171,072	311,578
Net change in unrealized appreciation/ depreciation	153,248	(2,124,584)	135,832	(943,261)

Increase (decrease) in net assets from operations	468,112	(1,644,718)	373,941	(587,058)

Contract Owner Transactions:
Purchase payments received	94,689	120,524	104,293	28,622
Transfers between Sub-Accounts (including the Fixed Account), net	(232,002)	(2,845)	(58,621)	(10,378)
Withdrawals, surrenders, annuitizations and contract charges	(277,923)	(133,907)	(46,497)	(155,442)
Mortality and expense risk charges	(225)	(260)	(263)	(276)
Charges for life insurance protection and monthly administration charge	(161,188)	(191,032)	(102,178)	(67,406)

Net increase (decrease) from contract owner transactions	(576,649)	(207,520)	(103,266)	(204,880)

Total increase (decrease) in net assets	(108,537)	(1,852,238)	270,675	(791,938)
Net assets at beginning of year	4,336,336	6,188,574	2,516,274	3,308,212

Net assets at end of year	$4,227,799	$4,336,336	$2,786,949	$2,516,274

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MG0 Sub-Account		MF2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$18,585	$35,573	$72,062	$93,261
Net realized gains (losses)	(141,508)	48,089	(39,279)	(531)
Net change in unrealized appreciation/ depreciation	156,176	(290,321)	243,612	(289,710)

Increase (decrease) in net assets from operations	33,253	(206,659)	276,395	(196,980)

Contract Owner Transactions:
Purchase payments received	6,893	9,463	177,891	211,445
Transfers between Sub-Accounts (including the Fixed Account), net	(190,341)	197,383	(62,256)	163,937
Withdrawals, surrenders, annuitizations and contract charges	(64,563)	(6,416)	(132,460)	(90,624)
Mortality and expense risk charges	(330)	(582)	(307)	(266)
Charges for life insurance protection and monthly administration charge	(13,296)	(16,638)	(251,918)	(257,041)

Net increase (decrease) from contract owner transactions	(261,637)	183,210	(269,050)	27,451

Total increase (decrease) in net assets	(228,384)	(23,449)	7,345	(169,529)
Net assets at beginning of year	912,722	936,171	4,609,889	4,779,418

Net assets at end of year	$684,338	$912,722	$4,617,234	$4,609,889

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MG3 Sub-Account		MG5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$79,831	$51,568	$119,559	$121,846
Net realized gains (losses)	281,667	459,325	13,834	632,488
Net change in unrealized appreciation/ depreciation	186,286	(1,020,915)	484,893	(1,902,771)

Increase (decrease) in net assets from operations	547,784	(510,022)	618,286	(1,148,437)

Contract Owner Transactions:
Purchase payments received	103,276	98,218	106,018	165,687
Transfers between Sub-Accounts (including the Fixed Account), net	(25,020)	(173,369)	(1,239)	623
Withdrawals, surrenders, annuitizations and contract charges	(476,876)	(96,470)	(1,475,458)	(104,711)
Mortality and expense risk charges	(99)	(147)	(1,809)	(2,236)
Charges for life insurance protection and monthly administration charge	(210,298)	(202,368)	(205,242)	(212,184)

Net increase (decrease) from contract owner transactions	(609,017)	(374,136)	(1,577,730)	(152,821)

Total increase (decrease) in net assets	(61,233)	(884,158)	(959,444)	(1,301,258)
Net assets at beginning of year	5,009,572	5,893,730	5,627,993	6,929,251

Net assets at end of year	$4,948,339	$5,009,572	$4,668,549	$5,627,993

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	ME0 Sub-Account		V43 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$12,540	$6,993	$—	$—
Net realized gains (losses)	72,650	224,442	(200,197)	67,464
Net change in unrealized appreciation/ depreciation	37,691	(309,111)	280,032	(388,236)

Increase (decrease) in net assets from operations	122,881	(77,676)	79,835	(320,772)

Contract Owner Transactions:
Purchase payments received	37,593	29,009	6,713	14,982
Transfers between Sub-Accounts (including the Fixed Account), net	(22,993)	351,106	75,277	11,850
Withdrawals, surrenders, annuitizations and contract charges	(11,221)	(40,818)	(126,128)	(201)
Mortality and expense risk charges	(42)	(43)	(52)	(51)
Charges for life insurance protection and monthly administration charge	(43,311)	(44,503)	(9,530)	(12,647)

Net increase (decrease) from contract owner transactions	(39,974)	294,751	(53,720)	13,933

Total increase (decrease) in net assets	82,907	217,075	26,115	(306,839)
Net assets at beginning of year	1,077,945	860,870	175,191	482,030

Net assets at end of year	$1,160,852	$1,077,945	$201,306	$175,191

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	O01 Sub-Account		O19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	(20,269)	407,751	(9,861)	36,979
Net change in unrealized appreciation/ depreciation	369,115	(886,769)	35,395	(77,120)

Increase (decrease) in net assets from operations	348,846	(479,018)	25,534	(40,141)

Contract Owner Transactions:
Purchase payments received	26,931	24,775	652	1,058
Transfers between Sub-Accounts (including the Fixed Account), net	974	(41,015)	(3,329)	782
Withdrawals, surrenders, annuitizations and contract charges	(9,104)	(6,022)	(18,005)	(275)
Mortality and expense risk charges	—	—	(25)	(25)
Charges for life insurance protection and monthly administration charge	(67,316)	(62,592)	(971)	(1,084)

Net increase (decrease) from contract owner transactions	(48,515)	(84,854)	(21,678)	456

Total increase (decrease) in net assets	300,331	(563,872)	3,856	(39,685)
Net assets at beginning of year	1,008,136	1,572,008	89,970	129,655

Net assets at end of year	$1,308,467	$1,008,136	$93,826	$89,970

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	O00 Sub-Account		O20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	(1,901)	54,976	19,635	25,977
Net change in unrealized appreciation/ depreciation	24,727	(137,706)	25,815	(83,993)

Increase (decrease) in net assets from operations	22,826	(82,730)	45,450	(58,016)

Contract Owner Transactions:
Purchase payments received	—	—	2,444	2,104
Transfers between Sub-Accounts (including the Fixed Account), net	—	12	(541)	8,412
Withdrawals, surrenders, annuitizations and contract charges	(466)	(496)	(210)	(194)
Mortality and expense risk charges	—	—	(7)	(8)
Charges for life insurance protection and monthly administration charge	(7,429)	(6,655)	(1,348)	(1,158)

Net increase (decrease) from contract owner transactions	(7,895)	(7,139)	338	9,156

Total increase (decrease) in net assets	14,931	(89,869)	45,788	(48,860)
Net assets at beginning of year	178,410	268,279	131,761	180,621

Net assets at end of year	$193,341	$178,410	$177,549	$131,761

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	O21 Sub-Account		P10 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$166	$1,038	$36,101	$119,153
Net realized gains (losses)	(18,662)	56,721	(49,914)	33,799
Net change in unrealized appreciation/ depreciation	34,456	(106,268)	(6,489)	(87,773)

Increase (decrease) in net assets from operations	15,960	(48,509)	(20,302)	65,179

Contract Owner Transactions:
Purchase payments received	2,125	5,336	19,288	11,200
Transfers between Sub-Accounts (including the Fixed Account), net	(64,921)	(154,468)	(120,938)	(115,932)
Withdrawals, surrenders, annuitizations and contract charges	(350)	(445)	(49,137)	(11,520)
Mortality and expense risk charges	(18)	(40)	(82)	(437)
Charges for life insurance protection and monthly administration charge	(3,044)	(4,861)	(12,042)	(18,165)

Net increase (decrease) from contract owner transactions	(66,208)	(154,478)	(162,911)	(134,854)

Total increase (decrease) in net assets	(50,248)	(202,987)	(183,213)	(69,675)
Net assets at beginning of year	85,748	288,735	493,208	562,883

Net assets at end of year	$35,500	$85,748	$309,995	$493,208

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	PK8 Sub-Account		PK9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$109,099	$103,379	$503	$496
Net realized gains (losses)	(82,156)	(53,934)	(937)	3,867
Net change in unrealized appreciation/ depreciation	175,222	(454,259)	3,177	(9,657)

Increase (decrease) in net assets from operations	202,165	(404,814)	2,743	(5,294)

Contract Owner Transactions:
Purchase payments received	78,651	104,450	1,139	1,139
Transfers between Sub-Accounts (including the Fixed Account), net	(70,001)	(90,889)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(192,395)	(33,116)	(24)	(25)
Mortality and expense risk charges	(57)	(99)	(4)	(4)
Charges for life insurance protection and monthly administration charge	(106,336)	(125,478)	(2,970)	(2,697)

Net increase (decrease) from contract owner transactions	(290,138)	(145,132)	(1,859)	(1,587)

Total increase (decrease) in net assets	(87,973)	(549,946)	884	(6,881)
Net assets at beginning of year	2,024,161	2,574,107	21,817	28,698

Net assets at end of year	$1,936,188	$2,024,161	$22,701	$21,817

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P06 Sub-Account		P07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$36,264	$101,225	$234,621	$161,308
Net realized gains (losses)	(22,321)	7,743	(167,289)	(173,115)
Net change in unrealized appreciation/ depreciation	36,273	(298,463)	366,318	(1,003,929)

Increase (decrease) in net assets from operations	50,216	(189,495)	433,650	(1,015,736)

Contract Owner Transactions:
Purchase payments received	26,995	41,435	257,385	308,474
Transfers between Sub-Accounts (including the Fixed Account), net	(68,329)	102,851	2,674,405	(412,446)
Withdrawals, surrenders, annuitizations and contract charges	(46,779)	(79,254)	(161,898)	(185,060)
Mortality and expense risk charges	—	—	(11)	(11)
Charges for life insurance protection and monthly administration charge	(58,558)	(57,212)	(341,546)	(398,241)

Net increase (decrease) from contract owner transactions	(146,671)	7,820	2,428,335	(687,284)

Total increase (decrease) in net assets	(96,455)	(181,675)	2,861,985	(1,703,020)
Net assets at beginning of year	1,399,839	1,581,514	5,509,973	7,212,993

Net assets at end of year	$1,303,384	$1,399,839	$8,371,958	$5,509,973

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	307 Sub-Account		W42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	618,300	570,632	(6,178)	(14,717)
Net change in unrealized appreciation/ depreciation	2,445,857	(4,849,782)	17,115	(43,896)

Increase (decrease) in net assets from operations	3,064,157	(4,279,150)	10,937	(58,613)

Contract Owner Transactions:
Purchase payments received	114,764	119,175	1,855	4,195
Transfers between Sub-Accounts (including the Fixed Account), net	(319,935)	159,050	(40,309)	(97,033)
Withdrawals, surrenders, annuitizations and contract charges	(703,504)	(94,770)	(232)	(307)
Mortality and expense risk charges	—	—	(11)	(26)
Charges for life insurance protection and monthly administration charge	(298,510)	(286,173)	(2,174)	(3,419)

Net increase (decrease) from contract owner transactions	(1,207,185)	(102,718)	(40,871)	(96,590)

Total increase (decrease) in net assets	1,856,972	(4,381,868)	(29,934)	(155,203)
Net assets at beginning of year	6,751,726	11,133,594	58,401	213,604

Net assets at end of year	$8,608,698	$6,751,726	$28,467	$58,401

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account I (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on August 25, 1999 as a funding vehicle for the variable portion of Futurity Variable Universal Life (“VUL”) contracts, Futurity Protector VUL contracts, Futurity Protector II VUL contracts, Futurity Accumulator VUL contracts, Futurity Accumulator II VUL contracts, Futurity Survivorship VUL contracts, Futurity Survivorship II VUL contracts, Executive VUL contracts, Prime VUL contracts, Protector VUL contracts, Prime Survivorship VUL contracts and certain other individual variable universal life insurance contracts (the “Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
A71	AB VPS Growth and Income Portfolio (Class B)	May 1, 2023

The commencement date related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years), is as follows:

Sub-Account	Effective Date
O00	April 30, 2020

There were no Sub-Accounts liquidated or merged with existing Sub-Accounts during the current year. There were no Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2023. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contract Loans

Contract holders are permitted to borrow against the cash value of their accounts. The loan proceeds are deducted from the Variable Account and recorded in the Sponsor’s general account as an asset. Contract loan activity is reflected in the “Transfer between Sub-Accounts (including the Fixed Account), net” line on the Statements of Changes in Net Assets.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is the fair value measurements of investments. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2023, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2023, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2023. There were no transfers between levels during the year ended December 31, 2023.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the contract’s account value, through the redemption of fund units for the mortality and expense risks assumed by the Sponsor. For the Executive Product this charge is deducted daily over the duration of the policy, and is guaranteed not to exceed an annual rate of 0.60% of the Variable Account assets. For the Single Life (Futurity VUL, Protector VUL, Protector II VUL, Accumulator VUL, Accumulator II VUL, Prime VUL and Protector VUL) and Survivorship Products (Survivorship VUL, Survivorship II VUL and Prime Survivorship VUL) the charge is deducted monthly with the maximum deduction not exceeding an annual rate of 0.75% of the Variable Account assets over a range of five to 15 policy years, depending on the product purchased. Thereafter, the effective annual rates range from 0.10% to 0.20% for the Single Life Products, and 0.20% to 0.36% for the Survivorship Products. These charges are reflected in the Statements of Changes in Net Assets.

Administration charges

An account administration fee (“Account Fee”) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses and issuances costs. For the Executive Product, the monthly expense charge of $5 to $10 is deducted over the duration of the policy, combined with a monthly charge based on the specified face amount of the policy. The monthly charge for the Single Life Products ranges from $8 to $10 for all policy years, combined with a monthly face amount charge for the first 5 to 20 policy years following policy issue, or each specified face amount increase, depending on the product purchased. For the Futurity Survivorship II Product, the monthly expense charge is deducted for the first 10 policy years, and for the first 10 policy years following the effective date of each specified face amount increase. The charge is based on the specified face amount or increase thereof, times a rate determined by the age, sex and rating class of each insured. For the Prime Survivorship Product, the monthly expense charge is $10 for all policy years, combined with a monthly face amount charge for the first 10 policy years, and for the first 10 policy years following the effective date of each specified face amount increase. The charge is based on the specified face amount or increase thereof, times a rate determined by the age, sex and rating class of each insured. The Account Fee is reflected in the Statements of Changes in Net Assets as part of “Charges for life insurance protection and monthly administration charge”.

Sales charges

Certain charges are deducted from the premium before it is allocated by Sub-Account. For the Executive Product the charge on premiums up to and including the premium amount used to determine commission payments to Selling Broker-Dealers (“Target Premium”) will not exceed 35% in Policy Year 1, 12% in Policy Years 2-10 and 5% thereafter. The charge on premium in excess of Target Premium will not exceed 5%. The current charge for the Single Life Products can range from 5.25% to 15.00% of premium payments, depending on the product and riders purchased. For the Futurity Survivorship and Futurity Survivorship II Product, the charge is 6% of premiums, and is guaranteed not to exceed 8%. For the Prime Survivorship Product, the charge is 18.50% of premiums, and is guaranteed not to exceed 25%.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Charges for Life Insurance Protection

On the monthly anniversary of the contract, the cost of insurance is deducted from each Sub-Account through a redemption of units to cover the anticipated cost of providing life insurance. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of the insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the applicable Commissioner’s Standard Ordinary Smoker and Nonsmoker Mortality Tables. These charges are reported in the Statements of Changes in Net Assets as part of “Charges for life insurance protection and monthly administration charge”.

Surrender charges

A surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. The surrender charge is based on certain factors, including the specified face amount, the insured’s age, sex and rating class. For the Futurity Survivorship Product, the surrender charge period will generally end after 15 policy years from the date of policy issue, or 15 policy years from the effective date of each specified face amount increase. For the Single Life Products, depending on the product purchased, the surrender charge can apply to the first 9 to 15 policy years following the date of policy issue, or the respective policy years from the effective date of each specified face amount increase. The Executive Product and Prime Survivorship Product do not currently impose such surrender charges. Surrender charges when deducted are retained by the Sponsor. These charges are reflected as part of “Withdrawals, surrenders, annuitizations and contract charges” in the Statements of Changes in Net Assets.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the premium payment.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

	Purchases	Sales
AL1	$16,896	$3,793
A70	22,458	2,230
A71	629,036	636,107
A98	3,413	32,904
A55	213,333	217,077
A54	41,932	60,605
A51	3,852	20,914
308	45,064	131,542
301	1,159,294	402,969
304	71,916	115,994
309	17,664	113,034
306	4,899	7,247
303	351,326	212,552
302	291,191	133,770
305	10,164	88,209
300	53,308	306,677
B18	93,711	219,627
C60	32,929	55,724
D37	156,444	293,353
D55	363,934	441,978
S61	162,961	245,478
D18	513,714	248,984
FD7	448,011	982,541

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
F24	$478,553	$389,416
F29	1,283,469	1,273,017
F15	1,659	41,806
F14	3,948	3,479
F21	381,915	1,408,673
F26	2,629,805	446,569
FM7	615,032	4,382,808
F41	156,732	289,202
FM8	1,269,811	2,103,132
F23	390,954	763,548
FE3	220,700	420,822
T20	659,889	803,439
FE6	978	422
F56	95,821	174,294
F59	102,036	17,075
F54	110,958	408,592
F53	215,609	385,609
T28	30,661	66,159
G30	19,844	5,564
G32	19,041	54,672
521	8,929	7,271
G33	18,705	20,052
G31	109,272	791,973
V15	104,446	201,313
V35	185,640	20,610
V13	15,807	4,594
A39	34,771	489,043
V11	65,734	143,517
IB1	194,324	213,031
A21	405,037	889,643
I76	214,664	46,851
MB0	156,666	159,880
MB1	32,065	113,641
MB5	84,715	123,619
MA9	60,389	80,596
MD8	1,273,984	2,665,242
M07	327,624	441,935
M35	31,724	33,966
M31	612,123	409,067
MF1	232,855	727,834
M05	104,770	760,407

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
M06	$1,700,528	$880,728
M33	687,500	962,627
M44	306,294	211,684
M40	25,439	78,607
M83	1,394,652	1,323,730
M08	116,772	184,791
MB6	148,329	364,147
MA0	307,842	41,699
MA1	339,165	236,015
M92	7,272	67,136
M96	326,232	908,746
MD2	212,344	148,283
MA6	400,373	642,990
M97	134,339	475,603
MD5	55,425	48,707
MD6	337,021	256,805
ME3	351,968	138,705
MB8	243,266	663,171
MF4	139,518	123,785
MF6	473,387	726,144
MF8	432,803	239,000
MG0	239,279	482,328
MF2	568,841	765,826
MG3	656,567	1,034,352
MG5	497,914	1,672,544
ME0	160,456	96,779
V43	86,267	139,987
O01	24,609	73,124
O19	314	21,992
O00	—	7,894
O20	21,123	2,004
O21	8,044	71,718
P10	219,102	345,911
PK8	168,642	349,681
PK9	1,642	2,998
P06	303,398	413,805
P07	3,499,707	836,751
307	46,810	1,253,995
W42	2,488	43,359

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AL1	437	180	257
A70	765	109	656
A71	28,332	41,477	(13,145)
A98	777	4,330	(3,553)
A55	4,397	5,073	(676)
A54	2,160	2,587	(427)
A51	1,235	1,608	(373)
308	351	3,105	(2,754)
301	72,855	28,672	44,183
304	511	2,606	(2,095)
309	338	3,232	(2,894)
306	15	248	(233)
303	4,110	3,223	887
302	5,418	2,780	2,638
305	79	3,610	(3,531)
300	469	13,390	(12,921)
B18	4,730	12,051	(7,321)
C60	2,875	3,614	(739)
D37	1,960	4,680	(2,720)
D55	7,974	10,622	(2,648)
S61	3,260	8,013	(4,753)
D18	16,871	13,560	3,311
FD7	10,765	26,947	(16,182)
F24	11,465	11,776	(311)
F29	17,545	24,077	(6,532)
F15	39	2,116	(2,077)
F14	130	164	(34)
F21	37,238	60,698	(23,460)
F26	57,591	15,186	42,405
FM7	52,389	139,196	(86,807)
F41	4,453	11,221	(6,768)
FM8	258,136	333,974	(75,838)
F23	25,997	42,524	(16,527)
FE3	9,030	23,503	(14,473)
T20	30,971	40,640	(9,669)
FE6	4	18	(14)
F56	4,939	8,701	(3,762)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
F59	1,505	915	590
F54	2,332	22,336	(20,004)
F53	4,442	13,308	(8,866)
T28	549	4,066	(3,517)
G30	144	167	(23)
G32	29	1,107	(1,078)
521	170	158	12
G33	922	1,243	(321)
G31	6,235	23,069	(16,834)
V15	3,551	6,699	(3,148)
V35	11,939	11,959	(20)
V13	156	156	—
A39	550	18,079	(17,529)
V11	5,392	9,061	(3,669)
IB1	2,616	6,999	(4,383)
A21	24,252	48,318	(24,066)
I76	7,956	2,327	5,629
MB0	3,981	5,745	(1,764)
MB1	5,842	15,158	(9,316)
MB5	2,160	4,403	(2,243)
MA9	5,752	7,319	(1,567)
MD8	106,547	264,111	(157,564)
M07	20,214	34,947	(14,733)
M35	1,014	1,989	(975)
M31	12,864	13,221	(357)
MF1	12,426	27,680	(15,254)
M05	5,491	26,939	(21,448)
M06	213,686	158,175	55,511
M33	34,518	50,979	(16,461)
M44	10,494	18,677	(8,183)
M40	763	4,839	(4,076)
M83	43,366	64,697	(21,331)
M08	3,940	11,493	(7,553)
MB6	663	7,791	(7,128)
MA0	17,195	5,483	11,712
MA1	35,675	27,757	7,918
M92	210	4,208	(3,998)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
M96	20,821	52,903	(32,082)
MD2	17,511	11,633	5,878
MA6	16,504	36,889	(20,385)
M97	12,658	25,776	(13,118)
MD5	2,482	2,794	(312)
MD6	19,491	20,285	(794)
ME3	25,804	10,511	15,293
MB8	5,087	20,662	(15,575)
MF4	1,406	6,206	(4,800)
MF6	14,918	34,949	(20,031)
MF8	5,726	8,674	(2,948)
MG0	17,919	36,717	(18,798)
MF2	77,866	97,996	(20,130)
MG3	18,418	36,862	(18,444)
MG5	4,223	58,680	(54,457)
ME0	10,691	11,534	(843)
V43	3,132	4,063	(931)
O01	2,037	3,060	(1,023)
O19	55	841	(786)
O00	—	619	(619)
O20	100	87	13
O21	244	2,304	(2,060)
P10	23,512	41,731	(18,219)
PK8	5,199	16,123	(10,924)
PK9	89	204	(115)
P06	14,304	20,868	(6,564)
P07	210,798	97,218	113,580
307	5,995	24,797	(18,802)
W42	175	1,506	(1,331)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AL1	2,072	2,315	(243)
A70	26	1,248	(1,222)
A71	52,393	48,266	4,127
A98	1,977	9,224	(7,247)
A55	182	583	(401)
A54	2,176	2,390	(214)
A51	43	1,166	(1,123)
308	195	1,613	(1,418)
301	49,629	10,030	39,599
304	37	859	(822)
309	292	694	(402)
306	16	247	(231)
303	1,039	1,099	(60)
302	2,202	924	1,278
305	3,647	144	3,503
300	535	2,289	(1,754)
B18	6,010	7,851	(1,841)
C60	8,417	19,547	(11,130)
D37	453	1,973	(1,520)
D55	10,703	9,790	913
S61	2,751	4,129	(1,378)
D18	4,146	11,535	(7,389)
FD7	7,701	11,762	(4,061)
F24	2,226	3,147	(921)
F29	7,876	15,835	(7,959)
F15	282	776	(494)
F14	126	1,458	(1,332)
F21	12,144	15,188	(3,044)
F26	63,142	48,744	14,398
FM7	26,141	42,107	(15,966)
F41	7,844	6,426	1,418
FM8	188,246	369,241	(180,995)
F23	20,398	25,561	(5,163)
FE3	12,364	18,498	(6,134)
T20	23,032	37,494	(14,462)
FE6	8	21	(13)
F56	3,199	7,386	(4,187)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
F59	5,492	3,722	1,770
F54	1,869	4,290	(2,421)
F53	2,670	7,467	(4,797)
T28	4,755	5,478	(723)
G30	80	352	(272)
G32	652	415	237
521	317	327	(10)
G33	1,909	2,213	(304)
G31	4,126	9,410	(5,284)
V15	1,627	3,153	(1,526)
V35	24,651	13,068	11,583
V13	165	281	(116)
A39	642	2,261	(1,619)
V11	2,937	5,403	(2,466)
IB1	4,275	5,182	(907)
A21	12,675	31,750	(19,075)
I76	908	458	450
MB0	1,404	1,300	104
MB1	4,965	3,926	1,039
MB5	1,617	34,302	(32,685)
MA9	1,296	3,833	(2,537)
MD8	490,395	102,494	387,901
M07	12,960	22,372	(9,412)
M35	9,020	4,747	4,273
M31	7,137	14,181	(7,044)
MF1	7,061	51,225	(44,164)
M05	16,868	41,369	(24,501)
M06	123,534	76,291	47,243
M33	7,841	16,884	(9,043)
M44	28,084	22,368	5,716
M40	3,927	5,761	(1,834)
M83	30,978	44,965	(13,987)
M08	1,913	17,119	(15,206)
MB6	813	4,285	(3,472)
MA0	2,276	2,264	12
MA1	28,738	28,560	178
M92	—	1,043	(1,043)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
M96	9,205	14,157	(4,952)
MD2	3,207	1,635	1,572
MA6	24,271	33,925	(9,654)
M97	10,097	6,171	3,926
MD5	5,943	8,527	(2,584)
MD6	7,771	7,554	217
ME3	37,957	11,196	26,761
MB8	6,878	10,805	(3,927)
MF4	8,399	56,253	(47,854)
MF6	7,976	15,304	(7,328)
MF8	1,244	6,855	(5,611)
MG0	15,464	1,874	13,590
MF2	71,835	69,648	2,187
MG3	8,357	19,069	(10,712)
MG5	6,309	11,368	(5,059)
ME0	18,961	11,799	7,162
V43	978	1,065	(87)
O01	622	2,589	(1,967)
O19	65	48	17
O00	260	814	(554)
O20	477	64	413
O21	255	5,487	(5,232)
P10	11,397	25,127	(13,730)
PK8	8,283	12,685	(4,402)
PK9	67	173	(106)
P06	9,168	9,020	148
P07	32,276	64,310	(32,034)
307	9,116	10,933	(1,817)
W42	339	3,521	(3,182)

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life contract, other than a pension plan contract, is not treated as a life contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4,5]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AL1
2023	4,486		$26.0909		$117,023	0.94%		—%			12.66%
2022	4,229		23.1593		97,943	3.15		—			(19.17)
2021	4,472		28.6513		128,136	0.27		—			13.36
2020	4,206		25.2737		106,307	2.24		—			9.25
2019	4,221		23.1334		97,638	2.18		—			18.20
A70
2023	4,811		22.4732		108,115	0.03		—			15.70
2022	4,155		19.4232		80,710	—		—			(27.17)
2021	5,377		26.6683		143,392	—		—			22.57
2020	5,069		21.7575		110,286	0.45		—			39.08
2019	5,383		15.6437		84,210	0.16		—			29.78
A71
2023	133,688		42.3776		5,665,358	1.27		—			14.83
2022	146,833		37.9314		5,569,578	1.15		—			(4.42)
2021	142,706		39.6852		5,663,320	0.65		—			27.84
2020	151,439		31.0437		4,701,227	1.31		—			2.47
2019	161,830		30.2945		4,902,547	1.03		—			23.61
A98
2023	6,118		8.4670		51,797	0.54		—			11.72
2022	9,671		7.3734		71,309	3.54		—			(13.79)
2021	16,918		8.5533		144,701	1.67		—			10.85
2020	23,140		7.7159		178,547	1.60		—			2.21
2019	21,441		7.5489		161,863	0.76		—			16.79
A55
2023	12,290	43.6776	to	38.8573	537,275	1.39	—	to	0.50	23.93	to	23.32
2022	12,966	35.2438	to	31.5105	456,454	1.41	—	to	0.50	(14.98)	to	(15.40)
2021	13,367	41.4534	to	37.2473	553,548	1.23	—	to	0.50	31.66	to	31.01
2020	5,424	31.4848	to	28.4314	170,391	1.41	—	to	0.50	14.88	to	14.31
2019	5,474	27.4069	to	24.8728	149,768	1.59	—	to	0.50	29.47	to	28.83
A54
2023	20,773		49.6823		1,032,069	—		—			23.17
2022	21,200		40.3356		855,103	—		—			(36.07)
2021	21,414		63.0958		1,351,112	—		—			4.20
2020	22,416		60.5498		1,357,296	—		—			64.63
2019	23,674		36.7797		870,718	—		—			30.26
A51
2023	587	47.0405	to	35.3020	26,085	—	—	to	0.20	16.49	to	16.26
2022	960	40.3814	to	30.3650	37,398	—	—	to	0.20	(38.01)	to	(38.14)
2021	2,083	65.1452	to	49.0844	133,383	—	—	to	0.20	(6.06)	to	(6.25)
2020	1,933	69.3475	to	52.3552	127,154	0.30	—	to	0.20	67.15	to	66.82
2019	8,609	41.4879	to	31.3847	352,980	—	—	to	0.20	29.34	to	29.08

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
308
2023	24,565	$47.9826	$1,178,670	1.83%	—%	17.29%
2022	27,319	40.9107	1,117,627	1.90	—	(8.45)
2021	28,737	44.6881	1,284,206	1.41	—	27.78
2020	40,632	34.9727	1,420,999	1.74	—	8.68
2019	44,305	32.1786	1,425,679	2.06	—	21.38
301
2023	160,792	15.6936	2,523,386	3.76	—	5.02
2022	116,609	14.9436	1,742,555	3.61	—	(12.58)
2021	77,010	17.0940	1,316,410	2.83	—	(0.31)
2020	25,539	17.1467	437,913	2.17	—	9.73
2019	19,207	15.6257	300,116	2.58	—	9.36
304
2023	10,921	50.8038	554,849	0.84	—	22.60
2022	13,016	41.4377	539,346	0.66	—	(24.74)
2021	13,838	55.0582	761,919	0.34	—	16.42
2020	14,680	47.2926	694,237	0.35	—	30.47
2019	16,866	36.2492	611,373	1.13	—	35.28
309
2023	9,938	39.3820	391,386	1.72	—	20.88
2022	12,832	32.5796	418,072	2.33	—	(17.33)
2021	13,234	39.4111	521,574	1.64	—	14.78
2020	12,835	34.3375	440,735	1.27	—	8.73
2019	15,313	31.5799	483,584	1.97	—	31.14
306
2023	9,940	33.5041	333,043	0.27	—	16.17
2022	10,173	28.8400	293,393	—	—	(29.55)
2021	10,404	40.9391	425,943	0.00	—	6.74
2020	16,665	38.3545	639,168	0.16	—	29.72
2019	16,950	29.5666	501,160	0.16	—	31.52
303
2023	20,113	78.0262	1,569,362	0.38	—	38.48
2022	19,226	56.3443	1,083,324	0.32	—	(29.94)
2021	19,286	80.4191	1,550,973	0.21	—	21.99
2020	28,254	65.9233	1,862,605	0.33	—	52.08
2019	39,917	43.3480	1,730,338	0.77	—	30.77
302
2023	9,791	54.7030	535,526	1.54	—	26.14
2022	7,153	43.3679	310,155	1.35	—	(16.49)
2021	5,875	51.9331	305,020	1.05	—	24.10
2020	16,088	41.8495	673,228	1.35	—	13.55
2019	18,843	36.8570	694,424	1.60	—	26.14

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4,5]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
305
2023	4,235		$26.5678		$112,505	4.86%		—%			12.45%
2022	7,766		23.6257		183,488	12.40		—			(9.26)
2021	4,263		26.0380		110,996	3.48		—			8.42
2020	11,618		24.0162		279,013	8.79		—			7.94
2019	11,783		22.2495		262,175	6.43		—			12.55
300
2023	143,130		23.6260		3,381,568	1.33		—			15.84
2022	156,051		20.3947		3,182,602	1.74		—			(20.79)
2021	157,805		25.7462		4,062,872	2.45		—			(1.50)
2020	167,690		26.1371		4,382,922	0.68		—			13.97
2019	165,375		22.9327		3,792,487	1.42		—			22.88
B18
2023	77,452	24.7053	to	22.8984	1,911,928	2.48	—	to	0.50	12.49	to	11.93
2022	84,773	21.9622	to	20.4574	1,860,516	—	—	to	0.50	(16.07)	to	(16.49)
2021	86,614	26.1685	to	24.4972	2,265,145	0.85	—	to	0.50	6.42	to	5.89
2020	82,047	24.5909	to	23.1354	2,016,365	1.28	—	to	0.50	20.71	to	20.11
2019	84,918	20.3722	to	19.2622	1,729,029	1.23	—	to	0.50	17.75	to	17.17
C60
2023	15,519		29.5488		458,579	—		—			42.77
2022	16,258		20.6973		336,522	—		—			(31.53)
2021	27,388		30.2297		827,958	—		—			28.35
2020	20,977		23.5521		494,062	—		—			34.41
2019	25,950		17.5225		454,706	—		—			35.53
D37
2023	11,916		74.5243		888,055	1.09		—			16.45
2022	14,636		63.9958		936,668	0.44		—			(13.73)
2021	16,156		74.1807		1,198,497	0.97		—			23.18
2020	17,437		60.2228		1,050,101	0.56		—			11.08
2019	19,804		54.2135		1,073,658	0.55		—			29.63
D55
2023	95,010	65.7538	to	29.2740	5,463,079	0.83		—			16.33
2022	97,658	56.5237	to	25.1647	4,910,393	0.62		—			(20.89)
2021	96,745	71.4475	to	31.8088	6,268,480	0.54		—			14.18
2020	104,313	62.5736	to	27.8581	5,774,705	0.90		—			19.09
2019	109,276	52.5436	to	23.3927	5,119,839	0.78		—			24.87
S61
2023	52,542		45.5009		2,390,713	1.16		—			14.95
2022	57,295		39.5837		2,267,965	0.85		—			(15.80)
2021	58,673		47.0134		2,758,437	1.28		—			30.50
2020	61,822		36.0256		2,227,170	1.41		—			(0.80)
2019	66,594		36.3156		2,418,386	0.73		—			21.51

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4,5]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
D18
2023	82,344	$49.2480	to	$44.7063	$4,045,985	0.75%	—%	to	0.50%	18.31%	to	17.72%
2022	79,033	41.6259	to	37.9754	3,282,079	0.73	—	to	0.50	(14.08)	to	(14.50)
2021	86,422	48.4457	to	44.4177	4,177,819	0.62	—	to	0.50	25.88	to	25.26
2020	90,171	38.4848	to	35.4613	3,462,949	0.80	—	to	0.50	8.11	to	7.57
2019	97,325	35.5992	to	32.9664	3,458,167	0.62	—	to	0.50	20.18	to	19.58
FD7
2023	50,880	44.2255	to	40.9913	2,239,373	1.39	—	to	0.50	21.23	to	20.63
2022	67,062	36.4795	to	33.9802	2,441,726	1.05	—	to	0.50	(18.19)	to	(18.59)
2021	71,123	44.5890	to	41.7414	3,156,100	0.79	—	to	0.50	17.99	to	17.40
2020	46,865	37.7902	to	35.5535	1,762,778	1.39	—	to	0.50	22.13	to	21.52
2019	36,797	30.9435	to	29.2576	1,134,917	1.51	—	to	0.50	24.11	to	23.50
F24
2023	56,673		38.5838		2,186,713	0.26		—			33.12
2022	56,984		28.9851		1,651,742	0.26		—			(26.49)
2021	57,905		39.4290		2,283,193	0.03		—			27.51
2020	59,009		30.9221		1,824,707	0.08		—			30.23
2019	64,252		23.7436		1,525,566	0.22		—			31.27
F29
2023	135,338		76.7840		10,391,804	0.40		—			33.34
2022	141,870		57.5857		8,169,669	0.40		—			(26.38)
2021	149,829		78.2229		11,720,056	0.05		—			27.71
2020	159,376		61.2509		9,761,893	0.15		—			30.43
2019	179,588		46.9606		8,433,609	0.36		—			31.45
F15
2023	167		21.3426		3,567	3.65		—			12.22
2022	2,244		19.0182		42,672	1.74		—			(15.97)
2021	2,738		22.6321		61,966	0.89		—			9.26
2020	2,637		20.7134		54,613	1.12		—			14.72
2019	2,458		18.0555		44,392	1.48		—			19.88
F14
2023	2,425		23.5996		57,223	2.26		—			14.46
2022	2,459		20.6187		50,689	1.57		—			(17.09)
2021	3,791		24.8676		94,266	0.88		—			12.07
2020	3,773		22.1893		83,726	1.02		—			16.64
2019	3,720		19.0233		70,766	1.81		—			24.11

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4,5]	Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
F21
2023	79,819	$59.5004	$4,749,271	0.03%	—%	36.09%
2022	103,279	43.7198	4,515,347	0.51	—	(24.52)
2021	106,323	57.9247	6,158,722	—	—	23.08
2020	104,725	47.0619	4,928,545	0.06	—	43.75
2019	104,289	32.7390	3,414,324	0.16	—	34.18
F26
2023	644,755	41.5268	26,774,455	1.29	—	25.88
2022	602,350	32.9894	19,871,133	1.24	—	(18.42)
2021	587,952	40.4373	23,775,134	1.10	—	28.26
2020	581,209	31.5284	18,324,515	1.50	—	17.95
2019	668,667	26.7313	17,874,272	1.77	—	31.02
FM7
2023	362,915	53.8428	19,540,379	1.28	—	26.07
2022	449,722	42.7088	19,207,093	1.37	—	(18.30)
2021	465,688	52.2724	24,342,637	1.18	—	28.45
2020	512,453	40.6960	20,854,779	1.64	—	18.13
2019	573,876	34.4515	19,770,919	1.85	—	31.22
F41
2023	57,525	31.1032	1,789,219	0.37	—	14.80
2022	64,293	27.0930	1,741,896	0.28	—	(14.97)
2021	62,875	31.8617	2,003,305	0.34	—	25.31
2020	94,110	25.4271	2,392,960	0.41	—	17.87
2019	108,994	21.5726	2,351,286	0.72	—	23.17
FM8
2023	261,793	13.8033	3,613,582	4.68	—	4.80
2022	337,631	13.1709	4,446,903	1.15	—	1.36
2021	518,626	12.9938	6,738,949	0.01	—	0.01
2020	502,049	12.9924	6,522,845	0.26	—	0.28
2019	358,066	12.9560	4,639,116	1.91	—	1.92
F23
2023	211,878	28.7567	6,092,898	0.95	—	20.41
2022	228,405	23.8826	5,454,914	0.99	—	(24.58)
2021	233,568	31.6676	7,396,529	0.45	—	19.57
2020	240,839	26.4839	6,378,356	0.35	—	15.49
2019	260,726	22.9310	5,978,707	1.63	—	27.67
FE3
2023	54,597	19.8164	1,081,897	—	—	10.08
2022	69,070	18.0025	1,243,428	2.08	—	(8.17)
2021	75,204	19.6033	1,474,249	0.89	—	4.44
2020	95,748	18.7696	1,797,143	2.73	—	6.85
2019	100,868	17.5658	1,771,832	0.33	—	17.38

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4,5]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T20
2023	130,300		$33.1974		$4,325,627	3.21%		—%			20.76%
2022	139,969		27.4912		3,847,918	3.11		—			(7.61)
2021	154,431		29.7541		4,594,971	1.85		—			4.16
2020	156,523		28.5662		4,471,271	3.35		—			(1.16)
2019	152,917		28.9008		4,419,461	1.73		—			12.53
FE6
2023	1,103		28.4388		31,372	1.45		—			14.61
2022	1,117		24.8132		27,710	1.61		—			(16.00)
2021	1,130		29.5395		33,375	1.74		—			11.68
2020	1,140		26.4495		30,164	1.48		—			11.74
2019	1,151		23.6700		27,255	3.53		—			19.86
F56
2023	38,712	36.3988	to	24.5498	1,380,946	3.31	—	to	0.50		21.01
2022	42,474	30.0794	to	20.2876	1,254,099	0.16	—	to	0.20		(11.50)
2021	46,661	33.9892	to	21.4602	1,557,321	1.18	—	to	0.20		4.35
2020	54,371	32.4104	to	21.8597	1,735,748	3.01	—	to	0.20		5.80
2019	56,310	30.6339	to	19.9569	1,701,060	2.77	—	to	0.20	15.15	to	14.92
F59
2023	30,134		22.6316		681,960	5.12		—			8.62
2022	29,544		20.8350		615,549	4.79		—			(5.47)
2021	27,774		22.0416		612,179	4.63		—			16.75
2020	27,144		18.8786		512,434	6.29		—			0.69
2019	32,544		18.7485		610,144	5.35		—			16.06
F54
2023	41,798		21.1274		883,103	1.49		—			13.46
2022	61,802		18.6205		1,150,801	1.85		—			(7.43)
2021	64,223		20.1153		1,291,873	2.97		—			19.17
2020	64,259		16.8798		1,084,688	2.81		—			(5.04)
2019	67,833		17.7763		1,205,829	1.87		—			22.57
F53
2023	36,322		32.9285		1,196,019	0.55		—			12.75
2022	45,188		29.2062		1,319,749	1.00		—			(10.06)
2021	49,985		32.4746		1,623,244	1.02		—			25.37
2020	51,187		25.9039		1,325,948	1.51		—			5.19
2019	57,490		24.6261		1,415,746	1.02		—			26.35
T28
2023	29,981		17.5303		525,566	4.44		—			8.18
2022	33,498		16.2045		542,824	4.34		—			(10.75)
2021	34,221		18.1566		621,329	3.52		—			2.11
2020	49,276		17.7816		876,204	5.00		—			3.43
2019	47,476		17.1920		816,209	4.48		—			8.05

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4,5]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T29
2021	—		$14.2660		$3	—%		—%			(1.83%)
2020	1		14.5315		8	—		—			3.83
2019	1		13.9953		14	—		—			5.23
G30
2023	4,327	35.1150	to	35.7574	152,534	1.81	0.20	to	0.50	12.79	to	12.45
2022	4,350	31.1340	to	31.7981	136,078	1.35	0.20	to	0.50	(6.56)	to	(6.83)
2021	4,622	33.3183	to	34.1307	154,788	1.19	0.20	to	0.50	23.88	to	23.52
2020	4,860	26.8946	to	27.6328	131,428	1.40	0.20	to	0.50	3.77	to	3.46
2019	5,873	26.7082	to	25.9170	152,965	1.57	0.20	to	0.50	25.68	to	25.30
G32
2023	10,330	54.8432	to	49.7856	564,795	1.00	—	to	0.50	11.42	to	10.87
2022	11,408	49.2226	to	44.9060	560,011	0.71	—	to	0.50	(9.99)	to	(10.43)
2021	11,171	54.6843	to	50.1378	609,258	0.55	—	to	0.50	30.95	to	30.30
2020	6,804	41.7598	to	38.4790	282,950	0.61	—	to	0.50	8.40	to	7.86
2019	8,215	38.5226	to	35.6738	315,394	0.76	—	to	0.50	31.53	to	30.87
521
2023	4,107	56.7594	to	53.6763	226,429	1.04	0.20	to	0.50	19.04	to	18.68
2022	4,095	47.6817	to	45.2263	190,072	0.32	0.20	to	0.50	(19.54)	to	(19.78)
2021	4,105	59.2623	to	56.3786	237,315	0.47	0.20	to	0.50	23.54	to	23.17
2020	4,790	47.9692	to	45.7716	225,265	0.23	0.20	to	0.50	8.37	to	8.04
2019	4,932	44.2660	to	42.3645	214,532	0.49	0.20	to	0.50	24.59	to	24.22
G33
2023	12,406	19.4368	to	16.3215	215,411	2.76	0.20	to	0.50	18.47	to	18.12
2022	12,727	16.4065	to	13.8180	187,759	3.31	0.20	to	0.50	(13.73)	to	(13.98)
2021	13,031	19.0169	to	16.0644	224,046	2.87	0.20	to	0.50	11.95	to	11.61
2020	15,689	16.9875	to	14.3931	245,944	1.65	0.20	to	0.50	6.60	to	6.28
2019	15,724	15.9361	to	13.5427	232,071	2.38	0.20	to	0.50	18.21	to	17.86
G31
2023	105,228	48.1000	to	40.7061	4,985,481	0.67	—	to	0.50	23.81	to	23.19
2022	122,062	38.8508	to	33.0425	4,675,041	0.82	—	to	0.50	(19.74)	to	(20.14)
2021	127,346	48.4055	to	41.3742	6,073,085	0.83	—	to	0.50	29.41	to	28.76
2020	134,066	37.4061	to	32.1322	4,938,784	0.88	—	to	0.50	17.55	to	16.96
2019	142,522	31.8225	to	27.4725	4,465,071	1.25	—	to	0.50	25.21	to	24.59

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4,5]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V15
2023	28,955	$41.3503	to	$39.0120	$1,187,936	—%	—%	to	0.50%	40.93%	to	40.23%
2022	32,103	29.3420	to	27.8205	937,274	—	—	to	0.50	(31.11)	to	(31.46)
2021	33,629	42.5943	to	40.5874	1,425,874	—	—	to	0.50	11.93	to	11.37
2020	38,283	38.0556	to	36.4438	1,449,203	0.07	—	to	0.50	42.35	to	41.65
2019	44,281	26.7332	to	25.7288	1,178,516	—	—	to	0.50	36.76	to	36.08
V35
2023	19,947	42.0653	to	40.3078	838,490	0.39	—	to	0.50	15.29	to	15.06
2022	19,967	36.4865	to	33.9863	727,988	0.67	—	to	0.50	(2.86)	to	(3.35)
2021	8,384		37.5620		312,139	0.22		—		27.62	to	26.99
2020	7,751		29.4317		228,132	0.67		—			0.86
2019	7,395		29.1815		215,816	0.46		—			24.71
V13
2023	2,780		33.1181		92,072	1.61		—			12.09
2022	2,780		29.5448		82,142	1.35		—			0.85
2021	2,896		29.2970		84,842	1.23		—			33.04
2020	14,145		22.0208		311,479	2.22		—			(1.09)
2019	14,004		22.2630		311,762	1.59		—			24.94
A39
2023	24,800	37.9629	to	28.4360	783,718	0.54	—	to	0.50	23.36	to	22.75
2022	42,329	30.7734	to	23.1654	1,062,076	0.92	—	to	0.50	(20.55)	to	(20.94)
2021	43,948	38.7314	to	29.3017	1,388,099	0.67	—	to	0.50	27.74	to	27.10
2020	45,885	30.3208	to	23.0533	1,135,988	1.36	—	to	0.50	13.85	to	13.28
2019	50,485	26.6321	to	20.3500	1,113,864	0.94	—	to	0.50	28.96	to	28.32
V11
2023	14,951	33.9087	to	33.9087	506,707	1.52	—	to	0.50	10.24	to	10.24
2022	18,620	30.7596	to	28.6522	570,191	1.40	—	to	0.50	(7.71)	to	(8.17)
2021	21,086	33.1850	to	31.2020	700,029	1.64		—		18.35	to	17.76
2020	21,212	28.1627	to	28.0396	596,908	2.11		—			9.65
2019	24,603	25.6842	to	25.5720	631,299	2.31		—			20.01
IB1
2023	26,743		48.2959		1,291,569	1.59		—			12.66
2022	31,126		42.8681		1,334,331	1.67		—			(5.75)
2021	32,033		45.4842		1,456,995	1.57		—			28.51
2020	37,330		35.3948		1,321,300	2.24		—			2.09
2019	41,390		34.6691		1,434,942	1.90		—			25.19

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4,5]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A21
2023	163,475	$35.4267	to	$24.5935	$5,073,380	0.19%	—%	to	0.50%	18.15%	to	17.56%
2022	187,541	29.9858	to	20.9201	4,750,258	1.68	—	to	0.50	(18.31)	to	(18.71)
2021	206,616	36.7047	to	25.7356	6,466,984	1.29	—	to	0.50	5.89	to	5.36
2020	217,949	34.6634	to	24.4258	6,447,185	2.38	—	to	0.50	14.00	to	13.43
2019	240,405	30.4078	to	21.5342	6,247,234	1.57	—	to	0.50	28.57	to	27.93
I84[6]
2019	9,690		23.1635		224,444	—		—			34.34
I76
2023	13,766		30.7082		422,716	—		—			16.57
2022	8,137		26.3421		214,347	—		—			(20.51)
2021	7,687		33.1373		254,742	0.18		—			20.40
2020	7,059		27.5223		194,275	0.36		—			27.24
2019	7,617		21.6296		164,753	—		—			26.60
MB0
2023	21,657		39.7314		860,447	0.42		—			23.56
2022	23,421		32.1561		753,122	—		—			(18.14)
2021	23,317		39.2814		915,919	—		—			17.74
2020	24,864		33.3635		829,554	—		—			17.73
2019	26,573		28.3396		753,055	0.34		—			28.85
MB1
2023	54,787		12.1175		663,881	2.82		—			16.00
2022	64,103		10.4457		669,600	2.77		—			(14.16)
2021	63,064		12.1684		767,392	2.46		—			11.05
2020	64,550		10.9580		707,335	1.71		—			8.90
2019	65,779		10.0627		661,916	2.79		—			20.32
MB5
2023	21,914		46.2902		1,014,411	—		—			32.04
2022	24,157		35.0585		846,925	—		—			(25.41)
2021	56,842		47.0015		2,671,640	—		—			21.49
2020	27,934		38.6861		1,080,655	—		—			28.89
2019	34,798		30.0140		1,044,426	—		—			36.09

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4,5]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA9
2023	16,915		$26.4480		$447,365	2.08%		—%			7.60%
2022	18,482		24.5788		454,254	1.94		—			(1.45)
2021	21,019		24.9405		524,229	1.59		—			30.01
2020	22,705		19.1840		435,583	1.96		—			(3.16)
2019	25,241		19.8104		500,039	1.75		—			21.52
MD8
2023	529,575	10.9477	to	10.3576	5,763,975	4.48	—	to	0.50	4.59	to	4.07
2022	687,139	10.4670	to	9.9522	7,155,243	1.28	—	to	0.50	1.17	to	0.67
2021	299,238	10.3457	to	9.8859	3,074,569	—	—	to	0.50	—	to	(0.50)
2020	563,376	10.3457	to	9.9353	5,812,610	0.16	—	to	0.50	0.22	to	(0.28)
2019	390,577	10.3230	to	9.9631	4,016,444	1.72	—	to	0.50	1.64	to	1.13
M07
2023	132,205	20.2280	to	19.2084	2,658,437	2.03	—	to	0.50	10.44	to	9.90
2022	146,938	18.3153	to	17.4788	2,676,449	1.72	—	to	0.50	(9.58)	to	(10.03)
2021	156,350	20.2563	to	19.4276	3,151,184	1.96	—	to	0.50	14.12	to	13.55
2020	182,418	17.7507	to	17.1095	3,222,900	2.33	—	to	0.50	9.81	to	9.27
2019	204,842	16.1644	to	15.6585	3,298,603	2.33	—	to	0.50	20.38	to	19.79
M35
2023	14,089		19.7790		278,674	1.82		—			10.22
2022	15,064		17.9455		270,333	1.54		—			(9.84)
2021	10,791		19.9038		214,772	1.46		—			13.84
2020	9,877		17.4847		172,704	1.14		—			9.52
2019	17,184		15.9654		274,349	2.07		—			20.12
M31
2023	52,691	47.9709	to	46.6260	2,508,519	—	—	to	0.50	35.86	to	35.59
2022	53,048	35.3083	to	34.3868	1,855,676	—	—	to	0.50	(31.63)	to	(31.77)
2021	60,092	51.6465	to	49.0068	3,075,037	—	—	to	0.50	23.53	to	22.92
2020	92,668	41.8079	to	39.8693	3,838,930	—	—	to	0.50	31.86	to	31.20
2019	116,216	31.7071	to	31.0273	3,661,451	—	—	to	0.50	38.15	to	37.46
MF1
2023	118,612	41.2143	to	38.9932	4,845,440	—	—	to	0.50	21.32	to	20.72
2022	133,866	33.9711	to	32.3005	4,509,721	—	—	to	0.50	(28.70)	to	(29.05)
2021	178,030	47.6438	to	45.5271	8,428,223	—	—	to	0.50	14.11	to	13.54
2020	162,403	41.7515	to	40.0961	6,732,574	—	—	to	0.50	36.48	to	35.80
2019	214,854	30.5918	to	29.5256	6,537,876	—	—	to	0.50	38.66	to	37.97
M05
2023	75,330	31.4153	to	29.7222	2,358,943	—	—	to	0.50	14.41	to	13.84
2022	96,778	27.4581	to	26.1076	2,641,563	—	—	to	0.50	(29.76)	to	(30.11)
2021	121,279	39.0905	to	37.3537	4,719,585	—	—	to	0.50	1.80	to	1.29
2020	137,214	38.3993	to	36.8767	5,247,553	—	—	to	0.50	45.89	to	45.16
2019	149,038	26.3213	to	25.4038	3,908,345	—	—	to	0.50	41.70	to	41.00
M06
2023	443,179	12.3700	to	11.7033	5,463,880	3.44	—	to	0.50	7.38	to	6.85
2022	387,668	11.5199	to	10.9534	4,448,405	2.62	—	to	0.50	(13.94)	to	(14.36)
2021	340,425	13.3851	to	12.7904	4,537,195	2.90	—	to	0.50	(0.81)	to	(1.31)
2020	444,171	13.4949	to	12.9597	5,970,012	3.53	—	to	0.50	8.47	to	7.93
2019	475,349	12.4413	to	12.0077	5,893,006	3.34	—	to	0.50	10.21	to	9.66

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4,5]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M33
2023	121,845	$38.1665	to	$37.4063	$4,645,406	0.50%		—%			22.42%
2022	138,306	31.1771	to	30.5561	4,307,698	0.48		—			(17.21)
2021	147,349	37.6584	to	36.9083	5,543,619	0.54		—			24.80
2020	180,215	30.1746	to	29.5735	5,424,185	0.70		—			16.59
2019	201,681	25.8802	to	25.3647	5,215,751	0.79		—			32.95
M44
2023	146,454	16.9721	to	16.1952	2,479,571	3.54	—	to	0.50	(2.11)	to	(2.59)
2022	154,637	17.3376	to	16.6266	2,672,236	2.33	—	to	0.50	0.76	to	0.26
2021	148,921	17.2077	to	16.5843	2,555,726	1.74	—	to	0.50	14.09	to	13.52
2020	156,632	15.0824	to	14.6086	2,356,164	2.53	—	to	0.50	5.90	to	5.38
2019	186,279	14.2417	to	13.8633	2,647,797	4.02	—	to	0.50	25.07	to	24.45
M40
2023	10,755	16.3894	to	16.2633	175,730	2.99		—			(2.33)
2022	14,831	16.7805	to	16.6513	248,353	2.21		—			0.48
2021	16,665	16.7005	to	16.5719	277,662	1.57		—			13.82
2020	17,257	14.6723	to	14.5594	252,614	2.25		—			5.62
2019	17,094	13.8914	to	13.7845	236,935	3.74		—			24.80
M83
2023	262,501	31.8228	to	21.3080	8,256,572	1.63	—	to	0.50	7.93	to	7.40
2022	283,832	29.4842	to	19.8405	8,267,121	1.38	—	to	0.50	(5.91)	to	(6.37)
2021	297,819	31.3354	to	21.1914	9,217,867	1.36	—	to	0.50	25.45	to	24.83
2020	304,259	24.9779	to	16.9764	7,496,365	1.55	—	to	0.50	3.48	to	2.96
2019	325,284	24.1390	to	16.4883	7,755,077	2.16	—	to	0.50	29.80	to	29.16
M08
2023	48,861	21.6185	to	21.5631	1,055,865	1.32		—			7.63
2022	56,414	20.0854	to	20.0339	1,132,336	1.16		—			(6.14)
2021	71,620	21.4000	to	21.3451	1,531,183	1.15		—			25.16
2020	76,820	17.0984	to	17.0546	1,312,402	1.35		—			3.22
2019	77,009	16.5649	to	16.5224	1,274,555	1.76		—			29.51
MB6
2023	30,920	53.5737	to	47.7897	1,594,928	1.30	—	to	0.50	28.53	to	27.89
2022	38,048	41.6834	to	37.3683	1,537,246	1.14	—	to	0.50	(16.00)	to	(16.42)
2021	41,520	49.6257	to	44.7104	1,990,856	1.12	—	to	0.50	29.53	to	28.88
2020	50,309	38.3131	to	34.6907	1,879,918	1.63	—	to	0.50	15.34	to	14.77
2019	53,901	33.2178	to	30.2275	1,748,785	1.41	—	to	0.50	29.17	to	28.53
MA0
2023	75,878		19.0340		1,444,261	3.65		—			8.89
2022	64,166		17.4796		1,121,609	3.14		—			(16.62)
2021	64,154		20.9644		1,344,959	2.73		—			(1.66)
2020	65,807		21.3178		1,402,875	3.10		—			10.34
2019	64,566		19.3204		1,247,447	3.28		—			14.46

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4,5]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA1
2023	239,283		$9.3428		$2,235,569	1.19%		—%			10.71%
2022	231,365		8.4393		1,952,567	3.95		—			(19.94)
2021	231,187		10.5418		2,437,144	0.27		—			(7.02)
2020	233,301		11.3383		2,645,255	3.05		—			10.33
2019	263,181		10.2764		2,704,570	0.37		—			20.18
M92
2023	4,461		17.1595		76,547	0.15		—			9.35
2022	8,459		15.6927		132,749	1.87		—			(7.44)
2021	9,502		16.9548		161,097	0.78		—			2.58
2020	9,898		16.5280		163,588	1.39		—			5.99
2019	13,140		15.5946		204,917	2.49		—			14.30
M96
2023	75,686	19.6301	to	19.4872	1,487,829	1.50	—	to	0.50	4.15	to	3.63
2022	107,768	18.8487	to	18.8047	2,033,367	2.06	—	to	0.50	(12.26)	to	(12.69)
2021	112,720	21.4816	to	21.5385	2,424,034	2.14	—	to	0.50	(1.89)	to	(2.38)
2020	137,321	21.8950	to	22.0627	3,010,384	2.90	—	to	0.50	6.38	to	5.85
2019	143,924	20.5821	to	20.8435	2,966,644	2.98	—	to	0.50	6.53	to	6.00
MD2
2023	26,590		13.0161		346,110	0.72		—			3.86
2022	20,712		12.5329		259,592	1.78		—			(12.45)
2021	19,140		14.3148		273,985	1.58		—			(2.14)
2020	42,604		14.6279		623,202	3.29		—			6.12
2019	25,750		13.7848		354,961	2.53		—			6.35
MA6
2023	129,514	34.5002	to	30.0593	3,529,656	5.76	—	to	0.50	12.41	to	11.85
2022	149,899	30.6919	to	26.8746	3,571,092	5.38	—	to	0.50	(10.51)	to	(10.96)
2021	159,553	34.2983	to	30.1822	4,329,793	5.05	—	to	0.50	3.49	to	2.97
2020	157,230	33.1427	to	29.3111	4,269,473	5.43	—	to	0.50	5.09	to	4.56
2019	175,385	31.5387	to	28.0320	4,425,388	5.61	—	to	0.50	14.81	to	14.24
M97
2023	46,772	32.6022	to	30.2177	1,523,344	1.06	—	to	0.50	14.72	to	14.15
2022	59,890	28.4193	to	26.4720	1,700,782	0.60	—	to	0.50	(14.95)	to	(15.38)
2021	55,964	33.4165	to	31.2822	1,868,715	0.53	—	to	0.50	9.27	to	8.72
2020	53,119	30.5825	to	28.7723	1,623,303	1.45	—	to	0.50	15.84	to	15.26
2019	54,566	26.4013	to	24.9628	1,439,655	1.20	—	to	0.50	27.30	to	26.67
MD5
2023	11,516		31.3609		361,163	0.94		—			14.39
2022	11,828		27.4149		324,268	0.35		—			(15.18)
2021	14,412		32.3220		465,827	0.46		—			8.99
2020	21,609		29.6552		640,831	1.01		—			15.50
2019	15,457		25.6753		396,863	0.92		—			27.11

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4,5]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MD6
2023	50,788	$51.3598	to	$39.9460	$2,555,771	0.31%	—%	to	0.50%	24.01%	to	23.39%
2022	51,582	41.4170	to	32.3733	2,104,963	0.10	—	to	0.50	(19.26)	to	(19.66)
2021	51,365	51.2955	to	40.2950	2,596,216	0.25	—	to	0.50	25.97	to	25.35
2020	54,508	40.7195	to	32.1469	2,176,300	0.43	—	to	0.50	22.53	to	21.92
2019	69,254	33.2335	to	26.3680	2,266,504	0.60	—	to	0.50	39.95	to	39.26
ME3
2023	105,938		14.6357		1,550,465	0.77		—			12.83
2022	90,645		12.9717		1,175,815	1.66		—			(17.80)
2021	63,884		15.7808		1,008,140	0.49		—			11.27
2020	28,677		14.1828		406,710	1.29		—			12.71
2019	18,226		12.5831		229,334	1.24		—			27.67
MB8
2023	82,133	58.6956	to	48.0707	3,965,723	0.78	—	to	0.50	18.96	to	18.37
2022	97,708	49.3417	to	40.6114	3,859,761	0.74	—	to	0.50	(18.37)	to	(18.78)
2021	101,635	60.4485	to	50.0015	4,958,465	0.89	—	to	0.50	29.64	to	28.99
2020	108,235	46.6292	to	38.7631	4,069,962	0.84	—	to	0.50	2.23	to	1.72
2019	112,792	45.6105	to	38.1060	4,175,259	0.69	—	to	0.50	26.78	to	26.15
MF4
2023	73,796		23.4976		1,734,027	2.96		—			10.42
2022	78,596		21.2795		1,672,498	1.86		—			(15.39)
2021	126,450		25.1486		3,180,043	2.31		—			7.00
2020	130,273		23.5024		3,061,752	2.84		—			12.31
2019	97,000		20.9267		2,029,894	2.64		—			16.87
MF6
2023	99,217	54.8141	to	59.6849	4,227,799	0.84	—	to	0.50	11.46	to	10.90
2022	119,248	49.1799	to	53.8169	4,336,336	1.59	—	to	0.50	(26.94)	to	(27.30)
2021	126,576	67.3116	to	74.0262	6,188,574	1.51	—	to	0.50	30.12	to	29.48
2020	136,062	51.7286	to	57.1729	5,088,378	4.63	—	to	0.50	1.49	to	0.98
2019	147,143	50.9714	to	56.6179	5,513,816	3.68	—	to	0.50	26.87	to	26.24
MF8
2023	72,981	38.3859	to	36.7824	2,786,949	2.57	—	to	0.20	15.29	to	15.06
2022	75,929	33.2956	to	31.9683	2,516,274	1.67	—	to	0.20	(18.27)	to	(18.43)
2021	81,540	40.7379	to	39.1921	3,308,212	1.71	—	to	0.20	15.76	to	15.53
2020	86,303	35.1929	to	33.9251	3,035,162	2.13	—	to	0.20	15.80	to	15.57
2019	101,243	30.3921	to	29.3558	3,075,270	2.15	—	to	0.20	26.96	to	26.71

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4,5]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MG0
2023	50,792	$13.4806	to	$12.9175	$684,338	2.83%	—%	to	0.20%	2.74%	to	2.54%
2022	69,590	13.1209	to	12.5979	912,722	4.29	—	to	0.20	(21.55)	to	(21.71)
2021	56,000	16.7255	to	16.0908	936,171	1.01	—	to	0.20	1.63	to	1.42
2020	73,835	16.4580	to	15.8651	1,214,751	0.43	—	to	0.20	13.55	to	13.32
2019	61,305	14.4943	to	14.0001	888,221	0.02	—	to	0.20	0.08	to	0.08
MF2
2023	341,344	13.5519	to	12.5274	4,617,234	1.56	—	to	0.50	6.08	to	5.55
2022	361,474	12.7752	to	11.8682	4,609,889	2.02	—	to	0.50	(4.14)	to	(4.61)
2021	359,287	13.3263	to	12.4420	4,779,418	2.23	—	to	0.50	0.16	to	(0.34)
2020	374,801	13.3055	to	12.4847	4,979,189	3.15	—	to	0.50	4.34	to	3.82
2019	366,818	12.7521	to	12.0252	4,671,046	2.61	—	to	0.50	5.19	to	4.66
MG3
2023	131,315	40.4976	to	37.5996	4,948,339	1.68		—			12.73
2022	149,759	35.9257	to	33.3549	5,009,572	0.98		—			(8.79)
2021	160,471	39.3859	to	36.5674	5,893,730	0.81		—			30.99
2020	168,135	30.0686	to	27.9169	4,716,802	1.22		—			3.87
2019	181,200	28.9486	to	26.8770	4,898,787	1.23		—			31.12
MG5
2023	150,831	31.0301	to	29.7339	4,668,549	2.41	—	to	0.20	12.99	to	12.77
2022	205,288	27.4623	to	26.3676	5,627,993	2.05	—	to	0.20	(16.76)	to	(16.93)
2021	210,347	32.9932	to	31.7413	6,929,251	2.07	—	to	0.20	11.61	to	11.38
2020	225,415	29.5623	to	28.4974	6,663,734	2.38	—	to	0.20	14.29	to	14.06
2019	236,187	25.8654	to	24.9835	6,109,038	2.54	—	to	0.20	22.23	to	21.98
ME0
2023	24,132	48.1529	to	44.6311	1,160,852	1.15	—	to	0.50	11.46	to	10.91
2022	24,975	43.2018	to	40.2418	1,077,945	0.77	—	to	0.50	(10.96)	to	(11.40)
2021	17,813	48.5189	to	45.4202	860,870	0.78	—	to	0.50	34.05	to	33.39
2020	24,091	36.1936	to	34.0513	869,902	1.03	—	to	0.50	4.19	to	3.67
2019	26,056	34.7388	to	32.8460	903,347	0.78	—	to	0.50	33.65	to	32.98
V43
2023	3,660		54.9903		201,306	—		—			44.13
2022	4,591		38.1538		175,191	—		—			(62.97)
2021	4,678		103.0271		482,030	—		—			(11.19)
2020	11,485		116.0142		1,332,509	—		—			152.04
2019	7,324		46.0297		337,178	—		—			39.97
O01
2023	23,772		55.0420		1,308,467	—		—			35.38
2022	24,795		40.6588		1,008,136	—		—			(30.78)
2021	26,762		58.7406		1,572,008	—		—			22.57
2020	28,612		47.9249		1,371,213	—		—			36.59
2019	31,271		35.0874		1,097,212	0.06		—			36.20

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4,5]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
O19
2023	2,670		$35.1453		$93,826	—%	—%		35.03%
2022	3,456		26.0283		89,970	—	—		(30.96)
2021	3,439		37.7018		129,655	—	—		22.28
2020	4,047		30.8323		124,784	—	—		36.24
2019	3,950		22.6310		89,385	—	—		35.85
O00
2023	14,020		13.7903		193,341	—	—		13.15
2022	14,639		12.1876		178,410	—	—		(30.98)
2021	15,193		17.6584		268,279	—	—		19.10
2020	15,657		14.8267		232,145	—	—		48.27
O20
2023	6,186		28.6966		177,549	—	—		34.45
2022	6,173		21.3444		131,761	—	—		(31.94)
2021	5,760		31.3594		180,621	—	—		15.17
2020	5,587		27.2286		152,146	0.46	—		27.34
2019	5,431		21.3832		116,141	0.65	—		31.45
O21
2023	1,047		33.8919		35,500	0.24	—		22.83
2022	3,107		21.5929		85,748	0.63	—		(20.31)
2021	8,339		34.6251		288,735	0.53	—		27.23
2020	8,345		27.2144		227,103	1.21	—		13.69
2019	8,205		23.9366		196,404	0.82	—		31.74
P10
2023	39,091		7.9300		309,995	14.71	—		(7.85)
2022	57,310		8.6059		493,208	22.20	—		8.61
2021	71,040		7.9233		562,883	3.85	—		33.34
2020	43,509		5.9421		258,538	6.48	—		1.35
2019	44,170		5.8629		258,960	4.43	—		11.43
PK8
2023	53,335	42.3937	to	19.2071	1,936,188	5.65	—	11.11	to	11.14
2022	64,259	38.1434	to	17.2815	2,024,161	4.77	—	(15.71)	to	(15.73)
2021	68,661	45.2649	to	20.5067	2,574,107	4.50	—	(2.57)	to	(2.56)
2020	70,994	46.4610	to	21.0458	2,769,908	4.60	—	6.70	to	6.71
2019	89,624	43.5419	to	19.7233	3,043,160	4.43	—	14.80	to	14.77
PK9
2023	1,329	17.1139	to	16.7556	22,701	2.25	—		13.02
2022	1,444	15.1421	to	14.8251	21,817	2.03	—		(18.36)
2021	1,550	18.5471	to	18.1588	28,698	2.09	—		12.63
2020	1,690	16.4673	to	16.1225	27,779	7.64	—		16.83
2019	6,194	14.0946	to	13.7995	85,939	2.21	—		17.06
P06
2023	58,664	22.3838	to	16.8568	1,303,384	2.91	—		3.67
2022	65,228	21.5912	to	16.2599	1,399,839	6.89	—	(11.90)	to	(11.91)
2021	65,080	24.5104	to	18.4521	1,581,514	4.94	—	5.61	to	5.59
2020	68,947	23.2087	to	17.4759	1,588,309	1.41	—		11.72
2019	70,047	20.7744	to	15.6449	1,445,422	1.65	—		8.44

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4,5]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]	Total Return[3]
P07
2023	381,462	$22.2874	to	$17.4369	$8,371,958	3.57%	—%	5.94%
2022	267,882	21.0379	to	16.4569	5,509,973	2.58	—	(14.31)
2021	299,916	24.5506	to	19.2028	7,212,993	1.83	—	(1.27)
2020	295,281	24.8657	to	19.4491	7,202,074	2.12	—	8.66
2019	334,060	22.8838	to	17.9010	7,521,685	3.02	—	8.36
307
2023	110,043	78.2303			8,608,698	—	—	49.29
2022	128,845	52.4019			6,751,726	—	—	(38.50)
2021	130,662	85.2092			11,133,594	—	—	17.62
2020	137,161	72.4438			9,936,461	—	—	0.34
2019	150,580	53.9502			8,123,838	—	—	0.30
W42
2023	888	32.0264			28,467	—	—	21.74
2022	2,219	26.3082			58,401	—	—	(33.46)
2021	5,401	39.5391			213,604	0.77	—	8.90
2020	5,355	36.3078			194,435	—	—	24.23
2019	5,324	29.2267			155,604	0.18	—	31.10

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts when there are multiple price levels.

[4]

These unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account.The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts when there are multiple price levels.

[5]

Due to the timing difference of the launch date of certain VUL products, some Sub-Accounts may have multiple unit values even though these products have no expense charges that result in a direct reduction to unit values.

[6]	Invesco V.I. Mid Cap Growth Fund Series I Sub-Account (I84) merged into Sub-Account O00 on April 30, 2020.

Delaware Life Insurance Company

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

Report of Independent Auditors

Statutory Financial Statements as of

December 31, 2023 and 2022 and for the Years Ended

December 31, 2023, 2022 and 2021

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

Independent Auditors’ Report

The Board of Directors

Delaware Life Insurance Company:

Opinions

We have audited the financial statements of Delaware Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023 in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Hartford, Connecticut

April 22, 2024

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DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

AS OF DECEMBER 31, 2023 AND 2022 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

Admitted Assets	2023	2022
General Account assets:
Bonds	$18,134,460	$14,325,528
Preferred stocks	802,140	1,121,391
Common stocks	162,439	303,211
Mortgage loans	1,721,502	1,387,817
Contract loans	351,919	353,608
Derivatives	575,141	609,047
Other invested assets	1,493,229	1,234,843
Mortgage escrow funds	16,129	9,140
Receivables for securities	127,334	286,580
Cash, cash equivalents and short-term investments	3,859,773	3,141,676

Total cash and invested assets	27,244,066	22,772,841
Accrued investment income	480,307	344,590
Amounts recoverable from reinsurers	16,753	11,343
Other amounts receivable under reinsurance contracts	9,021	2,426
Reinsurance deposit asset	76,063	174,387
Net deferred tax asset	176,589	39,949
Receivables from parent, subsidiaries and affiliates	185,277	124,534
Admitted disallowed interest maintenance reserve	140,735	—
Other assets	34,245	29,503

Total General Account assets	28,363,056	23,499,573
Separate Account assets	17,727,809	17,680,811

Total admitted assets	$46,090,865	$41,180,384

(continued)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

AS OF DECEMBER 31, 2023 AND 2022 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

Liabilities and Capital and Surplus	2023	2022
General Account liabilities:
Aggregate reserve for life and annuity contracts	$21,040,253	$17,305,820
Liability for deposit-type contracts	1,979,497	1,562,961
Contract claims	32,738	37,646
Other amounts payable on reinsurance	147,653	15,233
Interest maintenance reserve	—	16,243
Asset valuation reserve	282,462	147,618
Funds held under reinsurance treaties with unauthorized and certified reinsurers	260,713	256,195
Funds held under coinsurance	106,269	191,505
Commissions to agents due or accrued	38,164	13,135
General expenses due or accrued	29,468	34,017
Transfers from Separate Accounts due or (accrued), net	(195,531)	(113,545)
Payable for securities	1,122,769	1,152,825
Payable to parent, subsidiaries, and affiliates	59,679	27,149
Derivatives	435,850	458,298
Current federal and foreign income taxes	81,263	23,631
Remittances and items not allocated	232,460	66,421
Derivative collateral payable	64,282	—
Other liabilities	82,818	59,777

Total General Account liabilities	25,800,807	21,254,929
Separate Account liabilities	17,727,809	17,680,809

Total liabilities	43,528,616	38,935,738
Capital and surplus:
Common capital stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding	6,437	6,437
Surplus notes	390,213	390,213
Gross paid in and contributed surplus	1,590,920	1,475,920
Unassigned funds	433,944	372,076
Special surplus funds	140,735	—

Total surplus	2,555,812	2,238,209

Total capital and surplus	2,562,249	2,244,646

Total liabilities, capital and surplus	$46,090,865	$41,180,384

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 (IN THOUSANDS)

	2023	2022	2021
Premiums and other revenues:
Premiums and annuity considerations	$5,446,325	$2,436,071	$2,292,669
Considerations for supplementary contracts with life contingencies	33,719	26,204	29,963
Net investment income	1,243,794	1,117,986	891,589
Commissions and expense allowances on reinsurance ceded	103,237	104,874	108,257
Reserve adjustments on reinsurance ceded	(964,497)	(897,173)	(1,306,501)
Income from fees associated with investment management, administration and contract guarantees from Separate Accounts	312,625	336,073	377,490
Investment (expense) on reinsurance deposit asset	(261,142)	(154,844)	(416,413)
Reinsurance experience refund	54,437	105,218	116,031
Assets transferred on coinsurance	(118,857)	—	—
Other income	62,955	51,986	60,852

Total premiums and other revenues	5,912,596	3,126,395	2,153,937
Benefits paid or provided:
Death benefits	131,919	154,335	176,117
Annuity benefits	381,780	345,465	324,008
Health benefits	51	1,639	1,086
Surrender benefits and withdrawals for life contracts	2,039,161	1,295,060	1,423,589
Interest and adjustments on contract or deposit-type contract funds	53,499	60,691	23,609
Payments on supplementary contracts with life contingencies	43,820	45,362	46,079
Increase in aggregate reserves for life and accident and health contracts	3,734,433	1,245,954	862,341

Total benefits paid or provided	6,384,663	3,148,506	2,856,829
Commissions on premiums, annuity considerations and deposit-type contract funds	115,453	188,091	286,433
Commissions and expense allowances on reinsurance assumed	116	118	117
General insurance expenses	296,678	278,295	239,504
Insurance taxes, licenses and fees, excluding federal income taxes	6,903	6,119	5,995
Net transfers from Separate Accounts net of reinsurance	(983,184)	(833,857)	(1,231,685)
Investment (income) expense on funds held	(180,512)	47,393	(241,024)
Expense (income) under hedging program with affiliate	(49,423)	—	—
Other expenses (income)	382	63	(14)

Total benefits and expenses	5,591,076	2,834,728	1,916,155
Gain from operations before federal income tax expense and net realized capital gains (losses)	321,520	291,667	237,782
Federal income tax expense (benefit), excluding tax on capital gains (losses)	183,751	46,564	(3,242)

Gain from operations before net realized capital gains (losses)	137,769	245,103	241,024
Net realized capital gains (losses) less capital gains tax and transfers to the interest maintenance reserve	7,207	14,186	(25,644)

Net income	$144,976	$259,289	$215,380

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 (IN THOUSANDS)

	Capital stock	Surplus notes	Gross paid- in and contributed surplus	Unassigned funds	Special surplus funds	Total
Balances at December 31, 2020	$6,437	$557,500	$777,939	$256,670	$—	$1,598,546
Net income	—	—	—	215,380	—	215,380
Change in net unrealized investment gains (losses), net of taxes	—	—	—	(252,870)	—	(252,870)
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	(4,216)	—	(4,216)
Change in net deferred income tax	—	—	—	(9,504)	—	(9,504)
Change in nonadmitted assets	—	—	—	33,569	—	33,569
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	649	—	649
Change in asset valuation reserve	—	—	—	56,244	—	56,244
Change in surplus notes	—	(167,287)	—	—	—	(167,287)
Paid in capital	—	—	647,981	—	—	647,981
Dividends paid to stockholders	—	—	—	(200,000)	—	(200,000)
Prior period adjustment net of tax	—	—	—	(7,023)	—	(7,023)
Investment income on funds held - unrealized	—	—	—	165,444	—	165,444
Other capital changes	—	—	—	(571)	—	(571)

Balances at December 31, 2021	$6,437	$390,213	$1,425,920	$253,772	$—	$2,076,342
Net income	—	—	—	259,289	—	259,289
Change in net unrealized investment gains (losses), net of taxes	—	—	—	(345,740)	—	(345,740)
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	(10,232)	—	(10,232)
Change in net deferred income tax	—	—	—	26,762	—	26,762
Change in nonadmitted assets	—	—	—	2,654	—	2,654
Change in asset valuation reserve	—	—	—	66,457	—	66,457
Paid in capital	—	—	50,000	—	—	50,000
Dividends paid to stockholders	—	—	—	(100,000)	—	(100,000)
Prior period adjustment net of tax	—	—	—	33,174	—	33,174
Investment income on funds held - unrealized	—	—	—	185,983	—	185,983
Other capital changes	—	—	—	(43)	—	(43)

Balances at December 31, 2022	$6,437	$390,213	$1,475,920	$372,076	$—	$2,244,646
Net income	—	—	—	144,976	—	144,976
Change in net unrealized investment gains (losses), net of taxes	—	—	—	42,836	—	42,836
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	4,621	—	4,621
Change in net deferred income tax	—	—	—	141,057	—	141,057
Change in nonadmitted assets	—	—	—	(13,668)	—	(13,668)
Change in asset valuation reserve	—	—	—	(134,844)	—	(134,844)
Paid in capital	—	—	115,000	—	—	115,000
Prior period adjustment net of tax	—	—	—	3,780	—	3,780
Investment income on funds held - unrealized	—	—	—	7,939	—	7,939
Admitted disallowed interest maintenance reserve	—	—	—	(140,735)	140,735	—
Other capital changes	—	—	—	5,906	—	5,906

Balances at December 31, 2023	$6,437	$390,213	$1,590,920	$433,944	$140,735	$2,562,249

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 (IN THOUSANDS)

	2023	2022	2021
Cash flow from operating activities:
Premiums and annuity considerations collected net of reinsurance	$5,753,440	$2,824,909	$2,660,490
Net investment income received	1,258,847	1,086,575	1,084,347
Miscellaneous income	377,825	389,289	439,383

Total receipts	7,390,112	4,300,773	4,184,220
Benefits and loss related payments	(3,729,563)	(2,960,471)	(3,409,491)
Net transfers from Separate Accounts	901,198	829,715	1,207,730
Commissions, expenses paid and aggregate write-ins for deductions	(361,428)	(502,314)	(533,179)
Federal and foreign income taxes recovered (paid)	(108,685)	(11,000)	27,515

Total payments	(3,298,478)	(2,644,070)	(2,707,425)

Net cash provided by operating activities	4,091,634	1,656,703	1,476,795

Cash flow from investing activities:
Proceeds from investments sold, matured, repaid or received:
Bonds	877,630	2,998,524	4,986,107
Stocks	875,522	381,570	599,109
Mortgage loans	175,963	332,138	196,789
Other Invested Assets	139,135	351,593	40,559
Net gains or (losses) on cash, cash equivalents and short-term investments	—	—	(11)
Miscellaneous proceeds	129,189	235,472	440,989

Total investment proceeds	2,197,439	4,299,297	6,263,542
Cost of investments acquired:
Bonds	(4,861,590)	(4,182,569)	(5,496,463)
Stocks	(354,704)	(89,351)	(850,942)
Mortgage loans	(500,124)	(757,256)	(696,196)
Other Invested Assets	(345,015)	(74,038)	(328,732)
Miscellaneous applications	(190,874)	(80,612)	(184,607)

Total cost of investments acquired	(6,252,307)	(5,183,826)	(7,556,940)
Net decrease in contract loans and premium notes	1,731	19,540	18,996

Net cash used in investing activities	(4,053,137)	(864,989)	(1,274,402)

Cash flow from financing and miscellaneous activities:
Bilateral loan agreement with affiliate	175,000	(215,217)	93,000
Net deposits on deposit-type contracts and other liabilities	416,536	199,557	421,507
Capital and paid in surplus	115,000	50,000	479,249
Dividends paid to stockholders	—	(100,000)	(200,000)
Other cash provided (applied)	(26,936)	16,424	1,746

Net cash provided by (used in) financing and miscellaneous activities	679,600	(49,236)	795,502

Net change in cash, cash equivalents and short-term investments	718,097	742,478	997,895
Cash, cash equivalents, and short-term investments:
Beginning of year	3,141,676	2,399,198	1,401,303

End of year	$3,859,773	$3,141,676	$2,399,198

(continued)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 (IN THOUSANDS)

Supplemental disclosures of noncash transactions:

	2023	2022	2021
Exchanges and transfers of invested assets	$707,035	$218,534	$729,264
Modified coinsurance reserve adjustment - net (including premium, miscellaneous income, and benefits)	964,497	897,173	1,306,501
Capitalized interest	29,255	36,536	—
Surplus note exchanges	84,801	—	—
Payable to subsidiary for SSAP 72 capital contribution	—	—	35,000
Transfer Lackawanna Casualty to Clear Spring PC Holdings	—	—	169,037
Surplus note and related interest forgiveness/capital contribution	—	—	168,732
Subsidiary return of capital - invested assets and related accrued interest transferred	—	—	7,167

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

1.	Organization

Delaware Life Insurance Company (the “Company”), is a stock life insurance company incorporated under the laws of Delaware. The Company is a direct, wholly-owned subsidiary of DLIC Sub-Holdings, LLC (“DLSH”), a Delaware limited liability company, and an indirect subsidiary of Group 1001 Insurance Holdings, LLC. DLSH was formed in the first quarter of 2022 as a new holding company subsidiary of the Company’s former parent, DLIC Holdings, LLC (“DLH”) (formerly known as Group One Thousand One, LLC).

The Company is licensed to transact business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. The business of the Company includes the issuance, administration, and servicing of a variety of wealth accumulation products, protection products, and institutional investment contracts. These products include individual and group fixed and variable annuities, individual and group variable life insurance, individual universal life insurance, funding agreements, and group life and disability insurance.

In the normal course of business, the Company reinsures portions of its individual life insurance, annuity, and group insurance exposure with both affiliated and unaffiliated companies using indemnity reinsurance agreements.

2.	Summary of Significant Accounting Policies

Basis of Presentation - Accounting Practices

The accompanying financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Delaware Department of Insurance (the “Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under Delaware’s insurance laws. The National Association of Insurance Commissioners’ (“NAIC’s”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted accounting principles by the State of Delaware. The Company has no permitted or prescribed practices that differ from NAIC SAP.

There was no difference in the Company’s net income (loss) or capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Delaware as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022, and 2021.

Accounting principles and procedures of the NAIC, as prescribed or permitted by the Department, comprise a basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). The effects on the financial statements of the differences between NAIC SAP and GAAP are not reasonably determinable and are presumed to be material. The primary differences between GAAP and NAIC SAP can be summarized as follows:

•

The Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”) are eliminated with unrealized gains and losses reported directly in equity and realized gains and losses reported in income;

•	Certain assets designated under NAIC SAP as “nonadmitted assets” are included in the GAAP balance sheet rather than excluded from assets in the statutory balance sheet;

•	Certain policy acquisition costs and sales inducements are deferred and amortized over the estimated life of the policies for GAAP rather than charged to operations as incurred;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

•

Policy and contract reserves for traditional life insurance are based on best estimates of expected mortality, morbidity, persistency and interest for GAAP rather than based on prescribed methodologies;

•

Policy reserves on universal life and certain investment products are reported at account value, including additional liabilities for certain guaranteed benefits such as lifetime income benefit riders valued using actuarial assumptions for GAAP, rather than using prescribed statutory methodologies under NAIC SAP;

•	Certain premiums for life and annuity contracts are recognized as deposits for GAAP rather than recorded as premiums in the period received;

•

Investments in wholly owned insurance subsidiaries, other entities under the control of the Company, and certain variable interest entities are consolidated in the Company’s financial statements under GAAP rather than being carried at the Company’s share of the underlying audited GAAP equity or statutory surplus of a domestic insurance subsidiary;

•

The carrying value of investments in subsidiaries is adjusted for any unamortized goodwill as provided for in Statement of Statutory Accounting Principles (“SSAP”) No. 68, Business Combinations and Goodwill (“SSAP No. 68”). Admissibility of goodwill is subject to certain limitations, and is amortized to unrealized gains and losses. Goodwill includes direct costs of an acquisition that are expensed under GAAP. Amortization of goodwill is elective for private companies under GAAP and is amortized to expense.

•

For equity method investments under GAAP, investee earnings and losses are reported in income and dividends of undistributed earnings reduce the carrying value of the investment. Under NAIC SAP, investee earnings and losses are reported as a change in unrealized gain/loss in capital and surplus, while dividends of accumulated undistributed earnings are reported in investment income;

•

Bonds designated as available for sale and trading securities are reported at fair value for GAAP with unrealized gains and losses reported in equity and income, respectively, rather than at amortized cost (or lower of cost or market for bonds with NAIC designations of 6);

•

An allowance for credit losses is established for available for sale securities under the current expected loss model under GAAP rather than being evaluated for other-than-temporary-impairment (“OTTI”) with impairments recorded as a direct write-down of the security’s cost basis for NAIC SAP;

•

Equity/fund investments such as mutual funds and exchange traded funds are classified as equity securities and reported at fair value with changes in fair value reported in earnings under GAAP. Under NAIC SAP, certain equity/fund investments identified by the NAIC’s Securities Valuation Office (the “SVO”) qualify for special bond treatment and are reported using the systematic valuation method;

•

All equity securities, excluding equity method investments, are carried at fair value with changes in fair value reported in earnings for GAAP rather than as unrealized gains and losses in capital and surplus for NAIC SAP;

•

Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for NAIC SAP. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for NAIC SAP;

•

The statements of cash flow reconcile to changes in cash, cash equivalents, and restricted cash for GAAP. Under NAIC SAP, the Statutory Statements of Cash Flow reconcile to changes in cash, cash equivalents, and short-term investments with original maturities of one year or less. A reconciliation of net income to net cash provided by operating activities is not required;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

•

Generally, changes in deferred taxes are reported as a component of net income under GAAP. Under NAIC SAP, changes in deferred taxes are direct adjustments to surplus and separately reported in the Statutory Statements of Changes in Capital and Surplus;

•	Money market funds are classified as short-term investments under GAAP and cash equivalents under NAIC SAP;

•

Certain contracts with a market value adjustment (“MVA”) feature are classified within the Company’s General Account under GAAP, but are classified within the Company’s non-insulated Separate Accounts under NAIC SAP.

•

Contracts that contain an embedded derivative, including fixed index annuities, are bifurcated from the host contract and accounted for separately under GAAP. Under NAIC SAP, contracts that contain an embedded derivative are not bifurcated and are accounted for as part of the host contract;

•

Surplus notes designated as available for sale are reported at fair value for GAAP rather than at amortized cost for surplus notes with an NAIC designation of 1 or 2. Surplus notes with an NAIC designation of 3-6 are reported at the lower of amortized cost or fair value; and

•

The majority of derivatives are carried at fair value on both a GAAP and NAIC SAP basis. Unrealized gains and losses on derivatives are recognized in income for GAAP purposes and are recognized in surplus on a statutory basis. The Company designates derivatives as hedges on a limited basis which results in unrealized gains and losses on those derivatives being recognized in income.

Use of Estimates

The preparation of the Company’s statutory-basis financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and annuity contracts, deferred income taxes, provision for income taxes, and OTTI of investments.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

Investments

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans, and derivatives. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize potential losses. For securities in an unrealized loss position, management has the positive intent and ability to hold the securities until recovery. All securities are accounted for as of the date the investments are purchased or sold (the trade date).

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Bonds

Investments in bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) are stated at amortized cost using the scientific method. Where the NAIC designation of the bond has fallen to 6 and the fair value has fallen below amortized cost, they are stated at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, the NAIC appointed a third-party vendor for each security type to develop a revised NAIC designation methodology. The ratings for residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are determined by comparing the insurer’s carrying value divided by the remaining par value to price ranges provided by the third-party vendor corresponding to each NAIC designation. Comparisons are initially made to the model based on amortized cost. Where the resulting designation is NAIC 6 per the model, further comparison based on fair value is required, which in some cases, results in a higher final NAIC designation.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities—Revised (“SSAP No. 43R”) includes certain types of ABS and MBS securities that do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest-only securities, and those with SVO assigned NAIC designations. Interest income on bonds, MBS, and ABS is recognized when earned based upon estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 4.

Preferred Stocks

Preferred stocks are stated in accordance with guidance provided in SSAP No. 32R, Investments in Preferred Stock. Perpetual preferred stocks and mandatory convertible preferred stocks are reported at fair value and cannot exceed effective call price. Redeemable preferred stocks are stated at amortized cost unless they have an NAIC designation of 4, 5, or 6. Redeemable preferred stocks with an NAIC designation of 4, 5, or 6 are stated at the lower of amortized cost or fair value.

Common Stocks

Unaffiliated common stocks are stated at fair value, with changes in unrealized gains or losses credited or charged directly to unassigned surplus, net of tax. Affiliated common stocks are carried based on the underlying audited statutory equity of the investee for insurance subsidiaries and audited GAAP equity for non-insurance subsidiaries. The Company accounts for its investments in subsidiaries in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

Mortgage Loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or unrecognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus on the loan’s trade date. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and the Company regularly assesses the value of the collateral.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on mortgage loans when the collection of contractually specified future cash flows is probable, in which case interest income is recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed in a non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income. The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured. If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Receivable/Payable for Securities

The Company has entered into agreements to purchase or sell certain securities as of December 31, 2023, and 2022 that have not yet settled and are recorded as a receivable or payable at the purchase or sale price with gains or losses on sales recorded in the Company’s Statements of Operations.

Other Invested Assets

Other invested assets are primarily comprised of limited partnerships, limited liability companies, collateral loans, surplus notes, non-rated residual equity tranches, residential reverse mortgages, and low income housing tax credits (“LIHTCs”). Investments in limited partnerships and limited liability companies are stated based on the underlying audited GAAP equity of the investee in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies (“SSAP No. 48”). The Company’s share of undistributed earnings and losses of the investee are included in unrealized gains and losses of the Company. Distributions received from the investee are recognized in investment income when declared to the extent that they are not in excess of undistributed accumulated earnings attributable to the investee. Distributions declared in excess of undistributed accumulated earnings attributable to the investee reduce the carrying amount of the investments. Collateral loans are carried at unpaid principal balance. Surplus notes with an NAIC designation of 1 or 2 are carried at amortized cost, while surplus notes with an NAIC designation of 3 to 6 are carried at lower of amortized cost or fair value. Reverse mortgages are valued in accordance with the Statements of Statutory Accounting Principles SSAP No. 39, Reverse Mortgages, which allows the Company to carry these securities at remaining principal balances. Income on reverse mortgages is recognized using the effective yield method based on the contractual interest rate and anticipated repayment of the mortgage. LIHTCs are accounted for in accordance with SSAP No. 93, Low Income Housing Tax Credit Property Investments.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Cash, Cash Equivalents, and Short-Term Investments

Cash, cash equivalents, and short-term investments are liquid assets. The Company’s cash equivalents primarily include commercial paper and money market instruments, which have an original term to maturity of less than three months. The carrying value for cash, cash equivalents, and short-term investments is stated at amortized cost, which approximates fair value, unless the NAIC designation is 6, in which case the asset is carried at the lower of amortized cost or market. Short-term investments, with the exception of money market instruments which are carried at fair value per SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments, include bonds with a term to maturity exceeding three months, but less than one year on the date of acquisition.

Contract Loans

Contract loans are carried at the amount of unpaid principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Derivatives

As part of the Company’s overall risk management strategy, the Company uses over-the-counter (“OTC”) and listed options, exchange-traded futures, currency forwards, currency swaps, interest rate swaps, and swaptions. Derivatives are accounted for in accordance with SSAP No. 86, Derivatives.

Interest rate swaps are employed for duration matching purposes, in replication transactions, and to hedge the guaranteed minimum living benefit offered in some of the Company’s variable annuity policies. Interest rate swaps are reported at fair value except those used in replication transactions which are reported at amortized cost. Changes in fair value are recorded as unrealized gains/losses within surplus.

The Company utilizes listed put and call options and exchange-traded futures on the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and other indices to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company’s variable annuities. These options are reported at fair value. Changes in fair value for options are recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income.

The Company also purchases OTC and listed call options and exchange-traded futures on the S&P 500 Index and other indices to economically hedge its obligations under certain fixed index annuity (“FIA”) contracts. The interest credited on these products is based on the changes in the indices. These instruments are purchased directly or through the Company’s wholly owned investment subsidiary, DL Investment Holdings 2016-1, LLC (“DLIH 2016-1”). Options purchased and held by the Company are reported at fair value with changes in fair value recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income. Income distributions from DLIH 2016-1 are reported as a component of net investment income.

The Company uses currency swaps and currency forwards to hedge against the risk of fluctuations in foreign currency exchange rates. Currency swaps and currency forwards are reported at fair value. Changes in fair value are recorded as unrealized gains/losses within surplus. Swaptions are utilized by the Company to hedge exposure to interest rate risk. At the trade date of a swaption, a premium is paid to the counterparty and recorded as an asset. At expiration, swaptions either cash settle for value, settle into an interest rate swap, or expire worthless. Swaptions are reported at fair value and changes in fair value are recorded in unrealized gains/losses within surplus.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Repurchase Agreements and Reverse Repurchase Agreements

The Company participates in repurchase agreements where the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities at a stated price on a specified date. The Company accounts for repurchase agreements as short-term borrowings reported as liabilities under payable for securities.

The Company also participates in reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities at a stated price on a specified date. The Company accounts for the amount paid for securities under the reverse repurchase agreements as short-term investments.

Net Investment Income and Accrued Investment Income

Investment income is recorded when earned. Dividends are recorded on the ex-dividend date.

Accrued investment income is comprised of accrued interest on bonds, preferred stock, short-term investments, mortgage loans, contract loans, other invested assets, and dividends declared but not yet received on common stock. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus in the Statutory Statements of Changes in Capital and Surplus, with the exception of mortgage loans. Accrued investment income on mortgage loans is recorded as investment income when such interest is deemed collectible, except for interest that is 180 days past due.

Investment Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification method. Realized capital losses also include valuation adjustments for impairments of bonds, mortgage loans, common and preferred stocks, and other investments that have experienced a decline in fair value that management considers to be “other-than-temporary.” In determining whether impairments are other-than-temporary, management considers the size of the excess of carrying value over fair value, the likelihood and expected timing of a recovery in value, the credit quality and financial condition of the issuer, management’s intent to sell when a decline is due to interest rates, and management’s intent and ability to hold the investment until maturity or a recovery in the investment’s fair value.

For loan-backed securities, the determination of OTTI is based on an estimate of the non-interest loss, which is recognized in the net realized capital losses in the Statutory Statements of Operations. To the extent the Company determines that a non-structured security, corporate bond, common stock, preferred stock, or mortgage loan is deemed to be OTTI, the difference between the cost of the security and fair value is recorded as a realized loss and the carrying amount of the investment is written down to its estimated fair value through realized capital losses. In accordance with SSAP No. 43R, securities with OTTI are required to be written down to fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted future expected cash flows of the security discounted at the securities original effective interest rate. Realized capital gains and losses as reported in the Statutory Statements of Operations are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest-rate related capital gains or losses.

Unrealized capital gains and losses include changes in the fair value of common stocks, interest rate swaps, currency swaps, currency forwards, certain bonds and preferred stocks, and change in the equity method share of the accumulated earnings of limited liability companies and partnerships and are reported net of any related changes in deferred taxes. Changes in unrealized capital gains and losses are reported in the Statutory Statements of Changes in Capital and Surplus.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Nonadmitted Assets

For statutory accounting purposes, certain assets are designated as nonadmitted assets (e.g., affiliated common stocks of entities that are not audited, electronic data processing equipment, furniture and equipment, and a portion of accrued investment income). The Company had $45,659 and $31,991 in nonadmitted assets as of December 31, 2023 and 2022, respectively.

Policy Reserves and Liabilities for Deposit-Type Contracts

Policy reserves and liabilities consist of deposit-type contracts and life and annuity policy reserves.

Life and Annuity Policy Reserves

The reserves for life insurance policies and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions. Annuity reserves are calculated in accordance with the Commissioner’s Annuity Reserve Valuation Method and Actuarial Guidelines 33 and 35, as applicable.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. These liabilities include estimates of the expenses that will be incurred in connection with the payment of benefits. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

Unpaid losses and claims adjustment expenses for health insurance contracts include an amount determined from individual case estimates and loss reports, if necessary. An amount based on past experience and current payment trends is estimated for losses incurred but not reported. Such liabilities are necessarily based on assumptions and estimates and, while management believes the amount is adequate, the ultimate liability may be in excess of or less than the amount provided. The methods for making such estimates and for establishing the resulting liabilities are continually reviewed and any adjustments are reflected in the period determined.

Deposit-Type Contracts

Liabilities for funding agreements, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

Contract Claims

The liability for policy and contract claims is based upon the estimated ultimate cost of settling the claims, using past experience adjusted for current trends, and any other factors that modify past experience.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Asset Valuation Reserve and Interest Maintenance Reserve

The Company is required to maintain an IMR and AVR. The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in interest rates. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold. Beginning in 2023, negative IMR is admitted in accordance with the guidelines established by the NAIC’s Statutory Accounting Principles Working Group (“SAPWG”) in their interpretive guidance within INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”).

As of December 31, 2023, the Company had $140,735 and $11,045 of negative IMR recorded in its General Account and non-insulated Separate Account, respectively. The amount admitted in the General Account was reported as an asset within the Company’s Statutory Statement of Admitted Assets, Liabilities, and Capital and Surplus. The Company’s calculated adjusted capital and surplus for purposes of determining negative IMR allowed to be admitted using information from the Company’s most recently filed statement with the Department was $2,195,524. The General Account admitted negative IMR represents 6.4% of the Company’s General Account adjusted capital and surplus. The Separate Account negative IMR recognized as an asset represents 0.5% of the Company’s General Account adjusted capital and surplus.

Fixed income investments generating IMR losses comply with the Company’s documented investment or liability management policies. The Company has no derivative activity included in IMR. There were no temporary and transitory timing issues or events that caused IMR losses to not be reflective of reinvestment activities. Asset sales generating negative IMR were not compelled by liquidity pressures.

The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory Statements of Changes in Capital and Surplus.

Income Taxes

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes (“SSAP No. 101”). Under the applicable asset and liability method for recording deferred income taxes, deferred tax assets (“DTAs”), net of any nonadmitted portion, and deferred tax liabilities (“DTLs”) are recognized for the future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. DTAs and DTLs are measured using the enacted tax rates on which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged or credited directly to surplus. Gross DTAs are first reduced by a statutory valuation allowance, if deemed appropriate. The Company then determines the admissibility of the remaining net DTAs, after valuation allowance, subject to admissibility limitations set forth in NAIC SAP.

Reinsurance

Certain of the Company’s individual life insurance, annuity, and group insurance policies are reinsured on a coinsurance and funds held coinsurance basis with both affiliated and unaffiliated companies using indemnity reinsurance agreements. The Company accounts for funds held under coinsurance in accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61R”). The amounts withheld by the Company under these arrangements are recorded as liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk.

Amounts recoverable and payable under reinsurance agreements include amounts recoverable or due related to net settlements with assumed, ceded, and retrocedent activity.

The following accounting applies to coinsurance arrangements with funds withheld:

Ceding Entity

Premiums paid or payable to the reinsurer reduce premium income. Policy benefit payments paid by the reinsurer reduce reported policy benefits. Expense allowances paid by the reinsurer are reported separately in the Statutory Statements of Operations as they are incurred. A net reduction to policy reserves is taken for the portion of the obligation assumed by the reinsurer. Any funds withheld by the ceding entity are recorded as a separate liability.

Assuming Entity

Premiums received or receivable by the reinsurer increase premium income. Policy benefit payments paid by the reinsurer increase the reported policy benefits. Expense allowances paid by the reinsurer are reported separately in the Statutory Statements of Operations when payable. The reinsurer records its share of the statutory policy reserves attributable to the business identified in the reinsurance agreement. Any funds withheld by the ceding entity are recorded as a separate asset by the assuming entity. Non-IMR gains and losses are recorded through net investment income by the assuming entity.

Separate Accounts

The assets and liabilities of the separate accounts shown in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus are reported at fair value or, if there is no readily available market, in accordance with the valuation procedures in the applicable contract. These represent funds that are segregated and maintained for the benefit of separate account contract holders.

Premiums and Annuity Considerations

Annuity considerations are recognized as revenue when received. Premiums for traditional life insurance products are recognized as revenue when due and are recognized over the premium-paying period of the related policies. Considerations for deposit-type contracts, which do not have any life contingencies, are recorded directly to the related liability.

Assets Transferred on Coinsurance

On December 6, 2023, and effective December 31, 2023, the Company entered into a reinsurance agreement with its wholly owned subsidiary, Delaware Life and Annuity Company (“DLAC”), to cede a block of multi-year guaranteed annuity (“MYGA”) contracts on a coinsurance basis. The assets transferred to DLAC under this agreement are recorded as a reduction to income in the Statutory Statements of Operations.

Commissions and Expense Allowances

Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred in accordance with SSAP No. 71, Policy Acquisition Costs and Commissions (“SSAP No. 71”).

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Expense (Income) Under Hedging Program With Affiliate

In accordance with the terms of the Hedging Program Agreement between the Company and DLIH 2016-1, the Company pays a service fee that is settled in conjunction with a liability option impact on a quarterly basis. Settlements related to this agreement are recorded as an increase or decrease to expenses in the Statutory Statements of Operations.

New and Adopted Accounting Pronouncements

Revisions to SSAP No. 71 were adopted with an effective date of December 31, 2021. The revisions modified SSAP No. 71 such that an insurance entity cannot use levelized commission arrangements to delay establishment of a liability regardless of how the arrangement is structured with regards to policy persistency or timing of payment. The Company reviewed its commission programs as a result of the adoption of changes to SSAP No. 71, which apply to contracts in effect as of December 31, 2021. As a result, the Company made one-time, accelerated payments totaling $72,000 in settlement of all material levelized commission arrangements. The settlements are reported in the Statutory Statement of Operations as commissions on premiums, annuity considerations, and deposit-type contract funds (direct business only). As of December 31, 2021, the Company had no material levelized commission arrangements.

Revisions to INT 23-01 were adopted with an effective date of August 13, 2023 to provide limited-time exception guidance to SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instruction for the reporting of net negative (disallowed) IMR. The revisions allow for an insurer to admit negative IMR up to 10% of adjusted capital and surplus when its Risk-Based Capital (“RBC”) is greater than 300% after adjustment to remove admitted positive goodwill, electronic data processing equipment and operating system software, DTAs, and admitted IMR. As a result of these revisions, the Company reported $140,735 of admitted negative IMR within the Statutory Statement of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2023. The Company also recognized $11,045 of negative IMR as an asset within the Company’s non-insulated Separate Account.

Correction of Errors

During 2023, the Company discovered an error related to a reinsurance agreement with an affiliate under which the Company cedes risks associated with certain of the Company’s in-force corporate-owned variable universal life insurance and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-held basis. The error resulted in other amounts receivable under reinsurance and miscellaneous income being understated as of the year-ended December 31, 2022. This error has been corrected and recorded, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $3,780.

During 2022, the Company discovered an error related to the calculation of investment income on certain bond investments, which resulted in accrued investment income and net investment income being understated. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $36,786.

During 2022, the Company discovered an error related to the carrying value of certain other invested assets whereby certain of these assets were not carried at the lower of cost or fair value, resulting in other invested assets and the asset valuation reserve being overstated. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $(3,612).

During 2021, the Company discovered an error related to the calculation of actuarial reserves. This error has been adjusted and recorded, net of tax, as a decrease to surplus in the Statutory Statements of Capital and Surplus in the amount of $7,023.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

3.	Related Party Transactions

Investments in Affiliates and Related Parties

The Company has significant transactions with and investments in affiliates and other related parties. The purpose of these investments is to generate investment returns in line with the Company’s overall investment strategy. All investments in affiliated entities and related parties are valued in accordance with the accounting policies described in Note 2 unless otherwise noted below.

The table below shows the respective amounts held with affiliates, including investments in subsidiaries, at December 31, 2023 and 2022, with respect to the following financial statement captions:

	Carrying Value December 31,
	2023	2022
Cash Equivalent	$186,000	$59,803
Short-Term Investments	557,833	536,030
Bonds	343,021	343,021
Preferred Stocks	241,130	243,199
Common Stocks	21,549	169,831
Other Invested Assets	513,021	352,141

Total	$1,862,554	$1,704,025

During 2023, Clear Spring Health Insurance Company (“CSHIC”), an affiliate, borrowed $155,000 from the Company in the form of a demand promissory note. $95,000 of the amount borrowed was repaid during the year and, as of December 31, 2023, the Company holds a cash equivalent of $60,000, which reflects the outstanding balance of the demand promissory note. There was no borrowing or repayment activity during 2022.

Short-term investments in affiliates primarily relate to investments in Wright STF III, LLC (“Wright”). During 2023, the Company had $530,500 of acquisitions of short-term investments/cash equivalents in Wright, offset by $532,500 of proceeds from sales/maturities which decreased the prior year balance of affiliated short-term investments of $532,500 to $530,500 as of December 31, 2023. During 2022, the Company had $606,500 of acquisitions of short-term investments/cash equivalents in Wright, offset by $449,000 of proceeds from sales/maturities which increased the prior year balance of affiliated short-term investments of $375,000 to $532,500 as of December 31, 2022. The Company recorded $22,029, $6,400, and $13,800 of investment income and the average yield on these short-term investments was 6.04%, 4.91%, and 5.47% in 2023, 2022, and 2021, respectively.

DL Investment Holdings 2015-1, LLC (“DLIH 2015-1”) is an affiliated investment holding company with both common and preferred units. The Company owns all 255,000 issued and outstanding Series A Preferred Units (the “Preferred Units”) with a par value of $255,000. The Preferred Units are non-voting member units that entitle the Company to a 6% yield that compounds quarterly with distributions that take priority over common unit distributions. As of December 31, 2023 and 2022, the carrying value of the Preferred Units was $241,130 and $243,199, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company’s investment in subsidiaries is reflected in the common stock total above and is comprised of the Company’s investment in Delaware Life Reinsurance (U.S.) Corp. (“DLOK”), DL Reinsurance Company (“DLRC”), DLAC, and Clarendon Insurance Agency, Inc (“Clarendon”). The decrease in the carrying value of the Company’s common stock investment in subsidiaries was primarily driven by the sale of Delaware Life Insurance Company of New York (“DLNY”) (formerly a wholly-owned subsidiary of the Company) to Nassau Financial Group, L.P. in July 2023. The cash proceeds of the sale were $184,859 and the Company’s surplus increased by $18,525 as a result of the sale due to a $28,081 realized gain partially offset by the reversal of cumulative unrealized gains of $9,556. Additionally, during 2023, the Company’s investment in DLOK was fully nonadmitted.

The Company’s investments in subsidiaries reflected in common stock as of December 31, 2023 and 2022 were as follows:

	Carrying Value as of December 31,
Entity	2023	2022
Clarendon	$1,454	$1,454
DLOK	—	4,119
DLRC	4,066	3,862
DLAC	16,029	—
DLNY	—	160,396

Total	$21,549	$169,831

The Company owns controlling membership interests in the following limited liability companies, which are carried as other invested assets: Clear Spring PC Holdings, LLC (“CSPCH”); Ellendale Insurance Agency, LLC (“Ellendale”); DLIH 2016-1; and DL Investment Holdings 2016-2, LLC (“DLIH 2016-2”). During 2021, the Company’s share of losses of one such entity, Ellendale, exceeded the investment value before being nonadmitted. Therefore, in accordance with SSAP No. 48, the Company ceased equity method accounting. This had no impact to the surplus of the Company since the value of Ellendale was nonadmitted prior to 2021.

In February 2022, the Company sold its wholly-owned non-insurance holding company, Clear Spring Health Holdings, LLC (“CSHH”), to DLSH. The proceeds of the sale were $195,300 and the Company’s surplus increased by $151,789 as a result of the sale due to the reversal of cumulative unrealized losses of $143,892 and a $7,898 realized gain.

The Company’s investments in subsidiaries reflected in other invested assets as of December 31, 2023 and 2022 were as follows:

	Carrying Value as of December 31,
Entity	2023	2022
DLIH 2016-1	$202,024	$79,012
DLIH 2016-2	33,292	26,138
CSPCH	232,705	246,991

Total	$468,021	$352,141

In addition to the investments in affiliates and related parties included in the tables above, the Company held investments for which a related party was a beneficial owner totaling $217,758 as of December 31, 2023 and 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

During 2023 and 2022, the Company made the following capital contributions to subsidiaries:

Entity	2023	2022
DLIH 2016-2	$100	$5,016
DLIH 2016-1	150,000	—
DLAC	23,000	—

Goodwill

The Company carries goodwill in the investment value of subsidiaries related to direct statutory purchases and indirect purchases of downstream insurance subsidiaries by noninsurance holding company subsidiaries. Admitted goodwill is limited to 10% of adjusted capital and surplus under SSAP No. 68.

On December 30, 2020, the Company purchased 200 units of its 80% owned subsidiary, CSPCH, representing the 20% minority interest previously held by a third party. Clear Spring Property and Casualty Company (“CSP&C”) is an indirect wholly-owned subsidiary of CSPCH. The goodwill related to this purchase is shown in the table below. Additional goodwill from the original purchase of CSP&C by downstream non-insurance holding companies is not shown in the table below but is embedded in the Company’s investment value of CSPCH.

On April 1, 2019, the Company acquired Clear Spring Casualty Insurance Company (“CSCIC”), formerly known as Lackawanna Casualty Company, a worker’s compensation insurance company, and its subsidiaries, Clear Spring American Insurance Company (“CSAIC”), formerly known as Lackawanna American Insurance Company, and Clear Spring National Insurance Company (“CSNIC”), formerly known as Lackawanna National Insurance Company. On December 30, 2021, the Company contributed its direct investment in CSCIC to CSPCH at the statutory value of CSCIC. CSPCH subsequently contributed CSCIC at its statutory value to CSP&C through a wholly-owned intermediary non-insurance holding company. As such, the goodwill reported in the table below for CSCIC is reflected in the Company’s book value of CSPCH as of December 31, 2023, in addition to the goodwill noted above.

The transactions described above were each accounted for as a statutory purchase by the Company and are reported in the table below. Indirect goodwill derived from the purchase of CSP&C by CSPCH is not considered a statutory purchase by the Company and is excluded from the table below. Total goodwill related to CSPCH and CSP&C from all sources reflected in the book value of CSPCH as of December 31, 2023 was $38,284, representing 16.5% of the total book value, and is inclusive of $1,897 of indirect goodwill referenced above. A summary of the Company’s goodwill related to statutory purchases is as follows:

Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
CSCIC/CSPCH*	4/1/2019	$171,728	$61,162	$61,162	$32,110	$6,116	$232,705	13.8%
CSPCH	12/30/2020	$12,200	$8,553	$8,553	$4,277	$1,426	$232,705	1.8%

*	Unamortized goodwill from the Company’s statutory purchase of CSCIC is shown in the table above as a percentage of the book value of CSPCH.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Dividends/Distributions

Refer to Note 17 for disclosure of dividends paid by the Company and capital contributions received by the Company.

During 2023, 2022, and 2021, the Company recognized the following dividends and distributions from subsidiaries:

Date	Entity	Amount	Form	Asset Description
December 22, 2023	DLIH 2016-1	$75,000	Return of capital	Cash
May 18, 2022	DLNY	54,026	Dividend	Cash
December 12, 2022	DLNY	200,000	Extraordinary dividend (a)	Cash
August 9, 2021	DLIH 2016-1	30,000	Dividend	Cash
November 9, 2021	DLIH 2016-1	20,000	Dividend	Cash
October 14, 2021	Delaware Life 1099 Reporting Company, LLC	30	Return of capital	Cash
October 26, 2021	DLNY	58,232	Dividend	Cash
December 15, 2021	DLOK	13,000	Return of capital	Invested assets and cash
December 31, 2021	DLIH 2016-1	23,000	Dividend	Accrual (b)

(a)	In accordance with SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”), $900 recognized as dividend income and $199,100 recognized as a return of capital.
(b)	Receivable reflected in Investment Income Due and Accrued as of December 31, 2021.

In addition to the above distributions, on December 29, 2023 and December 30, 2022, the Company accrued $15,604 of preferred dividends from DLIH 2015-1. The 2023 accrued distribution was subsequently received in cash by the Company on January 5, 2024.

Debt and Surplus Note Transactions

During 2023 and 2022, Group 1001 Finance, LLC (“Group 1001 Finance”) purchased $189,699 and $29,801, respectively, of interests in the Company’s surplus notes that were previously issued by the Company to an unrelated party. Refer to Note 17 for additional details.

The Company entered into a $200,000 bilateral loan agreement with its affiliate, Clear Spring Life and Annuity Company (“CSLAC”), dated June 1, 2022. The initial terms of the agreement provided for an interest rate at LIBOR plus 1.15%. During 2023, the interest rate was amended to be stated at the Secured Overnight Financing Rate (“SOFR”) plus 1.21%. The repayment of principal and interest is due on demand. During 2023, CSLAC borrowed $115,000 under the agreement, and repaid the full amount borrowed. The Company had $0 due from CSLAC under the bilateral loan agreement as of December 31, 2023 and 2022.

The Company entered into a $100,000 bilateral loan agreement with DLIH 2016-1 dated March 31, 2021. In 2022, the bilateral loan agreement was increased to $200,000. The initial terms of the agreement provided for an interest rate at LIBOR plus 1.15%. During 2023, the interest rate was amended to be stated at SOFR plus 1.21%. The repayment of principal and interest is due on demand. The Company had $52,000 due to DLIH 2016-1 as of December 31, 2023 and $123,000 due from DLIH 2016-1 as of December 31, 2022 under this agreement.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

In November 2020, R.V.I. Guaranty Co., Ltd. (“RVI”), an affiliate, entered into a $20,000 revolving loan note (the “RVI Note”) with the Company. The initial terms of the note provided for an interest rate at LIBOR plus 150 basis points. During 2023, the interest rate was amended to be stated at SOFR plus 1.21%. There were no amounts outstanding under the RVI Note as of December 31, 2023 and 2022.

Agreements and Other Transactions with Affiliates and Related Parties

The Company has entered into various affiliate and related-party agreements. The following agreements had material transactions during the years ended December 31, 2023, 2022 and 2021:

The Company has an administrative services agreement with Clarendon pursuant to which the Company provides services and facilities in connection with Clarendon’s business of supporting the wholesale distribution of the Company’s variable insurance and annuity products. The Company also has a principal underwriter’s agreement dated April 1, 2002 with Clarendon, pursuant to which Clarendon serves as principal underwriter and distributor for all variable insurance and annuity products issued by the Company. There were equal and offsetting amounts incurred under these two agreements.

A federal tax allocation agreement has been implemented with Group 1001, Inc. as the common parent of an affiliated group of companies as described in Note 16.

The Company has a services and resource sharing agreement between the Company and Group 1001 Resources, LLC (“G1001 Resources”), pursuant to which G1001 Resources provides certain services and resources to the Company, including personnel for finance, legal, compliance, human resources, administrative, information technology and other operational support functions. Gross amounts allocated under this agreement amounted to $81,905, $84,900, and $94,450 for the years ended December 31, 2023, 2022, and 2021, respectively.

Effective January 1, 2019, the Company had an Amended and Restated Master Agency Agreement (the “First Amended Agreement”) between the Company and Delaware Life Marketing, LLC (“DLM”), pursuant to which DLM provides certain distribution and agent management services to the Company. On September 1, 2021, the First Amended Agreement was superseded by the Second Amended and Restated Master Agency Agreement (“Second Amended Agreement”) executed between the Company and DLM. The Company incurred commission expenses under the First Amended Agreement totaling $48,423 for the eight months ended August 31, 2021. On September 1, 2021, the Company began paying heaped commissions to DLM which were expensed as incurred. The commission expenses incurred during the remaining four months of 2021 totaled $71,912, including a one-time, accelerated payment of $41,000 made by the Company in settlement of the First Amended Agreement. At least annually, and in accordance with the Second Amended Agreement, the Company reviews the agreement for compliance with agreed-upon limits. As a result of this analysis, commission expense was reduced by $130,835, $0, and $0, which was refundable to the Company as of December 31, 2023, 2022, and 2021, respectively. This amount was owed by DLM to the Company as of December 31, 2023. Under the Second Amended Agreement, the Company incurred commission expenses, net of refunds, of $57,832 and $109,716 as of December 31, 2023 and 2022, respectively.

Under the Second Amended Agreement with DLM, the Company also began paying marketing fees as an allowance for advertising, marketing, bonuses, and other expenses related to the promotion and sales of certain products of the Company, and these fees totaled $60,000, $60,000, and $20,000 for the years ended December 31, 2023, 2022, and 2021, respectively. Other fees paid for services by the Company to DLM totaled $25,568, $22,854, and $18,155 for the years ended December 31, 2023, 2022, and 2021, respectively.

In September 2021, the Company issued the $41,000 promissory note to DLM related to a one-time accelerated commission payment in settlement of the First Amended Agreement. The interest rate on the promissory note was 8%. The Company repaid DLM the $41,000 plus $900 of interest in December 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company has a services agreement with Insurance Management Services, LLC (“IMS”), formerly known as Guggenheim Insurance Services, LLC, whereby IMS provides certain personnel, facilities, systems and equipment in conjunction with the provision of accounting and general services, insurance services, and other advisory services to the Company. Expenses incurred under this agreement amounted to $30,000, $30,000, and $50,000 for the years ended December 31, 2023, 2022, and 2021, respectively.

The Company and DLIH 2016-1 initiated a hedging program arrangement in 2019 whereby DLIH 2016-1 engages in certain hedging activities related to the Company’s FIA contracts. Under this arrangement, the Company routinely transfers new FIA equity options to DLIH 2016-1 at fair value and processes settlements on behalf of DLIH 2016-1. All economic rights and responsibilities of the equity options transferred belong to DLIH 2016-1. DLIH 2016-1 purchases equity futures and manages both the options and futures to more efficiently monitor the hedging risks associated with the Company’s FIA products.

Effective October 1, 2023, the Company entered into a second Hedging Program Agreement with DLIH 2016-1. Under this agreement, the Company pays DLIH 2016-1 a service fee that is settled in conjunction with a liability option impact on a quarterly basis. The net impact of service fees and liability option impact during 2023 was $49,423, and, as of December 31, 2023, the Company was owed this full amount from DLIH 2016-1 under this agreement.

Effective January 1, 2022, the Company entered into a licensing agreement with Group 1001 IP Solutions, LLC (formerly, Group 1001 Innovation Solutions, LLC) to support the administration of information technology assets and vendor relationships of the Company. Expenses incurred under this agreement were $38,302, $14,394, and $0 for the years ended December 31, 2023, 2022, and 2021, respectively.

The Company had $135,781 and $124,534 due from affiliates, $7,679 and $27,149 due to affiliates, and $8,525 and $9,009 included in general expenses due or accrued to other related parties as of December 31, 2023 and 2022, respectively, under the terms of various management and services contracts which provide for cash settlements on a quarterly or more frequent basis.

The Company has an amended and restated investment management agreement with Guggenheim Partners Investment Management, LLC (“GPIM”), whereby GPIM provides investment management services for certain of the Company’s investments. GPIM managed $201,335 and $207,034 of the Company’s investments with related parties as of December 31, 2023 and 2022.

During 2023, the Company purchased securities with a book value of $313,574 and accrued interest of $2,751 from CSLAC at fair market value. The Company paid cash of $315,884 for these purchases. Additionally, during 2023, the Company sold securities with a book value of $95,557 and accrued interest of $504 to CSLAC at fair market value. The Company received cash proceeds of $92,314 and recognized a loss of $3,747 on the sale. The fair value of the assets acquired and sold was determined in accordance with the Company’s and CSLAC’s established asset pricing methodologies.

Reinsurance Agreements

The Company has reinsurance agreements with certain subsidiaries and affiliates. Refer to Note 10 for disclosures related to these agreements.

Guarantees

Pursuant to an agreement effective January 20, 2017, the Company guarantees punctual payment to Merrill Lynch Professional Clearing Corp. (“ML Pro”) and certain affiliates of ML Pro (collectively, the “Guaranteed Parties”) by certain subsidiaries of the Company that may be added to the guaranty (collectively, the “ML Customers”), in connection with accounts the ML Customers have with the Guaranteed Parties. The obligations of the Company under the guaranty agreement are limited to $300,000. There was no liability accrued for this guaranty at December 31, 2023 and 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

In 2018, CSP&C entered into a lease agreement for an office in Boca Raton, Florida that expires in March 2026. The Company is a guarantor of the lease which has future minimum lease commitments of approximately $1,069 as of December 31, 2023.

In 2022, an affiliate, PSA Realty Company, entered into a lease agreement for an office in Ft. Lauderdale, Florida with a termination date of April 30, 2030 and two agreements for office spaces in Waltham, Massachusetts with termination dates of October 31, 2029 and October 31, 2030, respectively, for which the Company is the guarantor. Future minimum lease payments for these three agreements totaled $16,416 as of December 31, 2023.

As a requirement under a Master Receivables Purchase Agreement (the “RPA”) between CSHIC and Société Générale Factoring S.A. (“SGF”) dated October 4, 2021, the Company guarantees the performance and observance of all obligations and covenants by CSHIC. Under the RPA, CSHIC proposes the sale of certain eligible receivables for purchase by SGF at a discounted rate. CSHIC is required to repurchase any ineligible receivables sold to SGF. The guarantee would require payment by the Company if CSHIC was unable to repurchase any ineligible receivables sold. There was no liability accrued for this guaranty at December 31, 2023 and 2022.

The Company is a co-borrower under a short-term money market facility (the “ST Facility”) with Société Générale (“SocGen”). The Company and CSHIC were co-borrowers under the ST Facility until August 23, 2022. At that time, as part of a corporate financing strategy, Group 1001 Finance, an affiliate, was added via an amendment (the “Amended ST Facility”) to the original ST Facility. As part of the strategy, CSHIC was removed as a borrower and no longer has the ability to directly borrow from the Amended ST Facility or incur any liability related to the Amended ST Facility. Group 1001 Finance, as borrower, has authority to borrow up to $350,000 to be used for general corporate purposes. Group 1001 Finance and the Company have a reimbursement agreement in place, whereby Group 1001 Finance will reimburse the Company in the event that the Company makes any payment in support of Group 1001 Finance under the Amended ST Facility. In addition, Group 1001 Finance will pay the Company a support fee calculated based on the average daily balance of Group 1001 Finance borrowings under the Amended ST Facility.

During 2020, a syndicated credit facility arranged by BMO Capital Markets Corp. and consisting of three bank lenders (the “BMO Facility”) was provided to CSHH and its then wholly-owned subsidiary, CSHIC, with a maximum borrowing of $125,000 as of December 31, 2021. Pursuant to the BMO Facility and a related separate fee letter, the Company guarantees all principal and interest obligations of CSHH and CSHIC, and is subject to certain covenants related to RBC and surplus. As of December 31, 2023 and 2022, CSHIC borrowings under the facility were $125,000.

Pursuant to a Letter of Credit Facility Agreement (the “LCFA”) between the Company and its former indirect subsidiary, Clear Spring Health (SC), Inc. (“CSH(SC)”), the Federal Home Loan Bank of Indianapolis (“FHLB”) issued the Company an irrevocable $1,000 LOC effective July 1, 2021 on behalf of an unrelated party in respect of potential obligations of CSH(SC). Under the LCFA, CSH(SC) is unconditionally responsible to reimburse the Company for the full amount of any drawdown from the LOC by the beneficiary. CSH(SC) pays the Company a facility fee as compensation for the arrangement.

Effective February 24, 2022, a support and reimbursement agreement was executed between the Company and CSHH, whereby a market based fee is paid to the Company to compensate it for the guarantees provided by the Company. This agreement remains in effect after the sale of CSHH to DLSH.

The Company has committed to contribute capital to CSP&C as needed to maintain a certain RBC level. No capital contributions have been made by the Company under this agreement.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company authorized a wholly-owned subsidiary, DLIH 2016-2, to enter into a Société Générale credit facility (the “SG Facility”) with a maximum borrowing amount of $225,000 as part of its investment program. Pursuant to the SG Facility, the Company is required to pledge collateral to support borrowings. The pledged collateral secures obligations of a non-recourse guarantee by the Company, which is limited to the pledge of collateral assets. The Company may be required to make equity capital contributions to DLIH 2016-2 from time to time. As of December 31, 2023 and 2022, DLIH 2016-2 had borrowed $163,820 and $162,820, respectively, under the SG Facility.

4.	Bonds and Equity Investments

The carrying value and fair value of investments in bonds and equity securities as of December 31, 2023 and 2022 are as follows:

	December 31, 2023
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds:
U.S. Governments	$655,852	$931	$(21,543)	$635,240
All Other Governments	17,200	453	(1,887)	15,766
States, Territories and Possessions (Direct and Guaranteed)	546	—	(52)	494
U.S. Political Subdivisions of States, Territories and Possessions (Direct and Guaranteed)	23,618	27	(5,214)	18,431
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,102,480	25,953	(93,049)	1,035,384
Industrial and Miscellaneous (Unaffiliated)	15,836,658	64,204	(992,758)	14,908,104
Hybrid Securities	153,270	—	(11,592)	141,678
Parents, Subsidiaries and Affiliates	343,021	—	(17,499)	325,522
SVO Identified Exchange Traded Funds	1,815	—	(216)	1,599

Total Bonds	$18,134,460	$91,568	$(1,143,810)	$17,082,218

Preferred Stocks	$802,140	$7,322	$(10,220)	$799,242

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common Stocks (Unaffiliated) (a)	$143,693	$1,131	$(3,934)	$140,890

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds:
U.S. Governments	$386,265	$42	$(32,478)	$353,828
All Other Governments	12,373	4	(2,047)	10,331
States, Territories and Possessions (Direct and Guaranteed)	553	—	(55)	499
U.S. Political Subdivisions of States, Territories and Possessions (Direct and Guaranteed)	23,560	—	(5,919)	17,641
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	710,702	16,667	(100,108)	627,261
Industrial and Miscellaneous (Unaffiliated)	12,675,744	22,169	(1,345,960)	11,351,954
Hybrid Securities	171,489	—	(16,524)	154,965
Parents, Subsidiaries and Affiliates	343,021	—	(45,987)	297,033
SVO Identified Exchange Traded Funds	1,821	—	(297)	1,523

Total Bonds	$14,325,528	$38,882	$(1,549,375)	$12,815,035

Preferred Stocks	$1,121,391	$—	$(48,661)	$1,072,730

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common Stocks (Unaffiliated) (a)	$136,389	$1,644	$(4,653)	$133,380

(a)	Excludes affiliated common stock with an equity method carrying value of $21,549 and $169,831 as of December 31, 2023 and 2022, respectively.

Expected maturities differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. The carrying value and fair value of bonds, including those that are classified as short-term investments, other than ABS and MBS, as of December 31, 2023 by contractual maturity are as follows:

	December 31, 2023
	Carrying Value	Estimated Fair Value
Due in one year or less	$797,522	$791,228
Due after one year through five years	3,570,496	3,469,258
Due after five years through ten years	4,387,156	4,071,134
Due after ten years	3,707,450	3,233,523

SVO identified exchange traded funds	1,815	1,599

Total before mortgage and other asset-backed securities	12,464,439	11,566,742

Mortgage and other asset-backed securities	5,771,205	5,616,620

Total	$18,235,644	$17,183,362

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The table above includes short-term bonds, which are classified as short-term investments, with a carrying value and fair value of $101,184 and $101,144, respectively, at December 31, 2023.

Investment-grade bonds were 95.9% and 95.8% of the Company’s total bonds as of December 31, 2023 and 2022, respectively.

Exposure to any single issuer is less than 10% of net admitted assets.

Other-than-temporary Impairment

The Company recognizes and measures OTTI for loan-backed and structured securities (“LBSS”) in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a LBSS is less than its amortized cost basis at the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows, discounted at the effective interest rate implicit in the security.

If the Company intends to sell the LBSS, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized is the difference between the amortized cost basis and the fair value of the security. In accordance with SSAP No. 43R, the amount of OTTI that is non-interest related shall be recorded through the AVR, and the amount of the OTTI that is interest related shall be recorded through the IMR.

If the Company does not intend to sell the LBSS, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash-flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information, such as delinquency rates and loan-to-value ratios.

There was $73 in OTTI recorded in 2023 and no OTTI recorded in 2022 and 2021 on LBSS held as of December 31, 2023, 2022, and 2021, respectively, pursuant to SSAP No. 43R.

If the fair value of a bond, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the Statements of Admitted Assets, Liabilities and Capital and Surplus date, the Company assesses whether the impairment is an OTTI. OTTI has occurred when it is probable that all amounts due according to the contractual terms will not be collected or when a decision to sell the bond at an amount below its carrying value has been made. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company does not intend to sell the bond, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company performs quarterly procedures in determining whether a security is other than temporarily impaired. The process involves a screening of all securities with a fair value less than the amortized cost basis. As part of this screening, the Company also incorporates a monitor and watch list maintained by investment managers. Inclusion in this list may be driven by heightened risk of particular sectors driven by macro events or credit events on individual issuers or particular investments, such as a ratings downgrade. Based on the evidence, securities identified may be subject to further review to evaluate issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector. Upon completion of this screening process, the relevant information is provided to the Company’s Asset Valuation Committee, which is composed of investment and finance professionals, to exercise judgment and conclude on whether there is OTTI.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. A summary of impairments incurred by the Company for the years ended December 31, 2023, 2022, and 2021 is as follows:

	For the years ended December 31
	2023	2022	2021
Bonds (Including those subject to SSAP No. 43R)	$2,217	$6,600	$4,300
Solar tax credit investments	—	—	9,700
Intent to sell other invested assets	—	—	30,000
Residual equity tranches	25,110	—	3,000
Equity interests	8,250	—	7,700

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater-than-expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The following tables analyze the Company’s investment positions with unrealized losses, segmented by type of security and period of continuous unrealized loss, as of December 31, 2023 and 2022:

	2023
	Less than 12 months			12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	13	$146,600	$(738)	22	$360,065	$(20,805)	35	$506,665	$(21,543)
All Other Governments	3	2,977	(8)	8	6,842	(1,879)	11	9,819	(1,887)
U.S. States, Territories and Possessions (Direct and Guaranteed)	—	—	—	2	494	(52)	2	494	(52)
U.S. Political Subdivisions of States, Territories and Possessions	—	—	—	42	17,842	(5,214)	42	17,842	(5,214)
U.S. Special Revenue and Special Assessment Obligations	22	34,734	(523)	406	616,456	(92,526)	428	651,190	(93,049)
Industrial and Miscellaneous (Unaffiliated)	185	1,987,192	(66,965)	1,545	8,036,186	(925,793)	1,730	10,023,378	(992,758)
Hybrid Securities	3	4,241	(15)	56	134,735	(11,577)	59	138,976	(11,592)
Parent, Subsidiaries and Affiliates	1	65,961	(60)	2	259,561	(17,439)	3	325,522	(17,499)
SVO Identified Exchange Traded Funds	—	—	—	3	1,599	(216)	3	1,599	(216)

Total Bonds	227	$2,241,705	$(68,309)	2,086	$9,433,780	$(1,075,501)	2,313	$11,675,485	$(1,143,810)

Preferred Stocks	3	$292,169	$(5,983)	6	$143,314	$(4,237)	9	$435,483	$(10,220)

Common Stocks (Unaffiliated)	2	$5,095	$—	3	$16,150	$(3,934)	5	$21,245	$(3,934)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	2022
	Less than 12 months			12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	11	$58,650	$(4,993)	13	$294,385	$(27,485)	24	$353,035	$(32,478)
All Other Governments	3	4,619	(1,108)	4	2,725	(939)	7	7,344	(2,047)
U.S. States, Territories and Possessions (Direct and Guaranteed)	2	499	(55)	—	—	—	2	499	(55)
U.S. Political Subdivisions of States, Territories and Possessions (Direct and Guaranteed)	19	8,779	(2,170)	21	8,862	(3,749)	40	17,641	(5,919)
U.S. Special Revenue and Special Assessment Obligations and all Non- Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	196	313,252	(31,261)	170	222,420	(68,847)	366	535,672	(100,108)
Industrial and Miscellaneous (Unaffiliated)	1,187	5,947,384	(656,774)	440	3,352,666	(689,185)	1,627	9,300,050	(1,345,959)
Hybrid Securities	34	133,505	(11,555)	9	18,940	(4,969)	43	152,445	(16,524)
Parent, Subsidiaries and Affiliates	3	297,033	(45,988)	—	—	—	3	297,033	(45,988)
SVO Identified Exchange Traded Funds	2	831	(155)	1	692	(142)	3	1,523	(297)

Total Bonds	1,457	$6,764,552	$(754,059)	658	$3,900,690	$(795,316)	2,115	$10,665,242	$(1,549,375)

Preferred Stocks	7	$789,078	$(46,860)	3	$6,199	$(1,801)	10	$795,277	$(48,661)

Common Stocks (Unaffiliated)	2	$15,401	$(4,644)	1	$30	$(9)	3	$15,431	$(4,653)

The unrealized losses of $1,143,810 on bonds as of December 31, 2023 are primarily attributable to higher interest rates and wider spread levels. As disclosed above, the Company’s bond portfolio was composed of 95.9% of investment-grade bonds as of December 31, 2023, which did not materially change from the 95.8% held at December 31, 2022. Full repayment of principal and interest is expected. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than par, which will equal amortized cost at maturity. Because the Company did not intend to sell these investments or lack the ability to hold them to recovery at December 31, 2023, these investments were not considered other-than-temporarily impaired.

5GI Securities

Securities with NAIC designation of 5GI are deemed to possess the credit characteristics of, and incur the regulatory treatment associated with, securities assigned an NAIC 5 designation. The Company’s overall exposure to 5GI securities was as shown below:

	Number of 5GI Securities		Carry Value		Aggregate Fair Value
Investment	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Bonds - Unaffiliated	12	—	$10,280	$—	$10,216	$—
Preferred Stock - Affiliated	1	1	$241,130	$243,199	$241,130	$243,199

Total	13	1	$251,410	$243,199	$251,346	$243,199

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

5.	Mortgage Loans

The Company invests in commercial and residential first mortgage loans primarily in the United States. Investments are diversified by property type and geographic area in order to manage credit risk. The Company monitors the condition of the mortgage loans in its portfolio.

In those cases where mortgages have been restructured, appropriate allowances for losses are made. In those cases where, in management’s judgment, the mortgage loan’s value is impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the carrying value of the Company’s mortgage loan portfolio as of December 31, 2023 and 2022:

	2023		2022
	Carrying value	Percentage of total	Carrying value	Percentage of total
Geographic region:
East	$460,208	27%	$389,791	28%
Midwest	216,119	12%	117,104	9%
South	838,775	49%	418,297	30%
West	208,860	12%	465,085	33%

	$1,723,962	100%	$1,390,277	100%

The Company originated 23 and 294 mortgage loans in 2023 and 2022, respectively, and made additional investments after acquisition each year with a total cost of new loans of $381,778 and $757,778, respectively. Minimum and maximum rates of the new loans ranged from 4.76% to 12.00% and 3.27% to 9.52% in 2023 and 2022, respectively. During the years ended December 31, 2023 and 2022, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties. At the time the original loan was made during 2023, the loan to value ratio (“LTV”) was no more than 75.4% for commercial mortgages, and there were no new residential loans made during 2023. At the time the original loan was made during 2022, the LTV was no more than 100.1% of the property’s value for residential mortgages and 80.6% for commercial mortgages.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company did not have a specific allowance for loan loss at December 31, 2023 and 2022. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. The general allowance for loan loss was $2,460 at December 31, 2023 and 2022. While management believes that it uses the best information available to establish allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2023 and 2022, the Company individually and collectively evaluated loans with a net carrying value of $1,721,502 and $1,387,817, respectively.

As of December 31, 2023 and 2022, the Company held no restructured loans. Should the Company hold any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Delinquency status is determined based upon the occurrence of a missed contract payment. There were 5 loans totaling $2,764 past due greater than 90 days at December 31, 2023 and there were 11 loans totaling $1,105 past due greater than 90 days at December 31, 2022.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole. Any cash collected during the period where the loan is impaired is applied to lower its carrying value. Other information is as follows:

	Residential		Commercial
	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2023
Recorded Investment
Current	$—	$166,920	$—	$1,455,803	$44,625	$1,667,348
30 - 59 Days Past Due	—	1,360	—	16,805	—	18,165
60 - 89 Days Past Due	—	314	—	35,371	—	35,685
90 - 179 Days Past Due	—	2,505	—	—	—	2,505
180 + Days Past Due	—	259	—	—	—	259
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$2,505	$—	$—	$—	$2,505
Interest Accrued	—	57	—	—	—	57
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$259	$—	$—	$—	$259
Interest Accrued	—	26	—	—	—	26
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$101,295	$—	$101,295

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	Residential		Commercial
	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2022
Recorded Investment
Current	$—	$75,678	$—	$1,022,491	$26,871	$1,125,040
30 - 59 Days Past Due	—	100,206	—	140,271	—	240,477
60 - 89 Days Past Due	—	2,775	—	20,880	—	23,655
90 - 179 Days Past Due	—	866	—	—	—	866
180 + Days Past Due	—	239	—	—	—	239
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$866	$—	$—	$—	$—
Interest Accrued	—	22	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$239	$—	$—	$—	$—
Interest Accrued	—	13	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$—	$—	$—

The Company had no investments in impaired loans during 2023 or 2022.

Information regarding the Company’s allowance for credit losses is as follows at December 31, 2023 and 2022:

	2023	2022
Balance at Beginning of Period	$2,460	$2,460
Additions Charged to Operations	—	—
Recoveries of Amounts Previously Charged Off	—	—

Balance at End of Period	$2,460	$2,460

The Company did not have any mortgage loans derecognized as a result of foreclosure during 2023 or 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The credit quality of the Company’s mortgage loans is assessed by the debt service coverage ratio (“DSC”) and LTV. LTV is calculated using the most recently available appraisal value divided by the carrying value. LTV is calculated at the time of origination and updated annually. The DSC is calculated as the net operating income divided by the total debt service, and is updated annually. The following tables show the recorded gross investment of the Company’s mortgage loans aggregated by LTV and DSC as of December 31, 2023 and 2022:

	2023
	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$119,755	$486,046	$292,174	$897,975
60%-69.99%	140,200	159,776	51,225	351,201
70%-79.99%	77,448	97,900	98,691	274,039
80% or greater	6,360	—	23,029	29,389

Total (*)	$343,763	$743,722	$465,119	$1,552,604

	2022
	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$90,431	$421,565	$192,420	$704,416
60%-69.99%	142,717	117,030	33,847	293,594
70%-79.99%	69,950	55,526	66,025	191,501
80% or greater	—	—	21,002	21,002

Total (*)	$303,098	$594,121	$313,294	$1,210,513

(*)	excludes residential mortgages of $171,358 and $179,764 as of December 31, 2023 and 2022, respectively.

6.	Repurchase Agreements and Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing

Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company opportunistically uses repurchase transactions in conjunction with its liquidity management program to temporarily provide short-term liquidity from time-to-time as needed and determined by the Company. Using repurchase transactions to meet short-term liquidity needs positions the Company to be prepared to execute on opportunistic investments as they arise. The collateral posted by the Company is subject to fair value change and a decline in fair value could require the Company to post additional collateral to the counterparty. This risk is mitigated by the Company’s internal policy of limiting repurchase transactions to 5.0% of its available collateral. Potential liquidity risks arising from a duration mismatch between the collateral and repurchase transaction are mitigated by the Company’s other sources of liquidity, such as monthly principal and interest payments, premium sales by the Company, and other lines of credit established by the Company. The Company typically receives cash for its repurchase transactions; however, the Company has received United States Treasuries on occasion. In the case of United State Treasuries, the Company monitors the price of the Treasury collateral to ensure the Company is adequately collateralized.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

An overview of the Company’s repurchase agreements as of December 31, 2023 is as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Bilateral (YES/NO)	Yes	Yes	Yes	Yes
Tri-Party (YES/NO)	No	No	No	No

Original (Flow) & Residual Maturity:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Open - No Maturity	$—	$—	$561	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	100,561	202,222	—	—
> 1 Month to 3 Months	150,232	265,837	424,040	440,595
> 3 Months to 1 Year	277,379	209,950	348,935	375,442
> 1 Year	—	—	—	—
Ending Balance
Open - No Maturity	$—	$—	$561	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	100,561	202,222	—	—
> 1 Month to 3 Months	150,232	265,837	424,040	440,595
> 3 Months to 1 Year	277,379	209,950	348,935	375,442
> 1 Year	—	—	—	—

Securities “Sold” Under Repurchase - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
BACV	XXX	XXX	XXX	$816,037
Nonadmitted - Subset of BACV	XXX	XXX	XXX	—
Fair Value	$590,797	$754,596	$899,498	$944,653
Ending Balance
BACV	XXX	XXX	XXX	$816,037
Nonadmitted - Subset of BACV	XXX	XXX	XXX	—
Fair Value	$590,797	$754,596	$899,498	$944,653

BACV = Book-Adjusted Carrying Value

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Securities Sold Under Repurchase - Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Bonds - BACV	$—	$464,785	$351,252	$—	$—	$—	$—	$—
Bonds - FV	—	522,807	421,846	—	—	—	—	—
LB & SS - BACV	—	—	—	—	—	—	—	—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - BACV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Total Assets - BACV	$—	$464,785	$351,252	$—	$—	$—	$—	$—
Total Assets - FV	$—	$522,807	$421,846	$—	$—	$—	$—	$—
FV = Fair Value

Collateral Received - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Cash	$—	$—	$—	$—
Securities (FV)	617,797	799,596	1,024,498	1,109,653
Nonadmitted	—	—	—	—
Ending Balance
Cash	$—	$—	$—	$—
Securities (FV)	617,797	799,596	1,024,498	1,109,653
Nonadmitted	—	—	—	—

Cash & Non-Cash Collateral Received - Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Cash	$—	$165,000	$—	$—	$—	$—	$—	$—
Bonds - FV	—	522,807	421,846	—	—	—	—	—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Mortgage Loans - FV	—	—	—	—	—	—	—	—
Real Estate - FV	—	—	—	—	—	—	—	—
Derivatives - FV	—	—	—	—	—	—	—	—
Other Invested Assets - FV	—	—	—	—	—	—	—	—

Total Collateral Assets - FV	$—	$687,807	$421,846	$—	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Allocation of Aggregate Collateral by Remaining Contractual Maturity:

Fair Value
Overnight and Continuous	$—
30 Days or Less	968,436
31 to 90 Days	141,217
> 90 Days	—

Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company engages in a reverse repurchase agreement program. This program is intended to provide opportunistic, short-term financing to counterparties. Each repurchase agreement entered into is governed by the terms of the Master Repurchase Agreement (“MRA”) as agreed to between the parties. Under the terms of the MRA, the Company purchases investments from the counterparty and the counterparty agrees to repurchase the same, or similar investments, back from the Company on a specified date at a specified price. On the maturity date, the Company may elect to enter into a new repurchase agreement with that same counterparty. The Company’s decision to do so will be dependent on its liquidity needs and assessment of the counterparty, as well as the collateral’s performance.

As a risk mitigant, the Company requires its counterparties to post collateral in excess of the loan amount, otherwise known as over collateralization. The amount of over collateralization is up to the Company’s discretion, but will not be less than 102%. On average, the Company has required over collateralization of 120%. The short duration of the repurchase agreements and the over collateralization required by the Company mitigate potential financial risks associated with these transactions.

An overview of the Company’s reverse repurchase agreements as of December 31, 2023 is as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Bilateral (Yes/No)	Yes	Yes	Yes	Yes
Tri-Party (Yes/No)	No	No	No	No

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Original (Flow) & Residual Maturity:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Open - No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	55,653	148,330	—	—
> 1 Month to 3 Months	387,775	314,200	275,000	125,000
> 3 Months to 1 Year	837,530	629,178	1,032,707	1,122,707
> 1 Year	—	—	—	—
Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	55,653	148,330	—	—
> 1 Month to 3 Months	387,775	314,220	275,000	125,000
> 3 Months to 1 Year	837,530	629,178	1,032,707	1,122,707
> 1 Year	—	—	—	—

Fair Value of Securities Acquired Under Repurchase - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount	$1,648,572	$1,400,264	$1,323,589	$1,264,324
Ending Balance	1,648,572	1,400,264	1,323,589	1,264,324

Securities Acquired Under Repurchase - Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Bonds - FV	$1,264,324	$—	$—	$—	$—	$—	$—	$—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Mortgage Loans - FV	—	—	—	—	—	—	—	—
Real Estate - FV	—	—	—	—	—	—	—	—
Derivatives - FV	—	—	—	—	—	—	—	—
Other Invested Assets - FV	—	—	—	—	—	—	—	—

Total Assets	$1,264,324	$—	$—	$—	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Collateral Pledged - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Cash	$—	$—	$10,206	$2,957
Securities (FV)	1,648,572	1,400,264	1,323,589	1,264,324
Nonadmitted	—	—	—	—
Ending Balance
Cash	$—	$—	$10,206	$2,957
Securities (FV)	1,648,572	1,400,264	1,323,589	1,264,324
Nonadmitted	—	—	—	—

The Company had no repurchase agreement transactions or reverse repurchase agreement transactions accounted for as a sale.

7.	Investment Gains and Losses

Realized capital gains and losses on bonds, preferred stock, mortgages, and interest rate swaps, which relate to changes in the general level of interest rates, are charged or credited to the IMR, net of tax, and amortized into operations over the remaining contractual life of the security sold. Realized gains and losses from all other investments are reported, net of tax, in the Statutory Statements of Operations but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses on investments are reported as a component of Capital and Surplus, net of deferred income taxes.

Reported realized gains and losses for the years ended December 31, 2023, 2022, and 2021, respectively, are summarized as follows:

	Years Ended December 31,
	2023	2022	2021
Realized gains (losses):
Bonds	$(158,598)	$(11,794)	$15,403
Preferred stocks	(7,246)	(1)	—
Common stocks	28,081	824	—
Mortgage loans	(31)	(397)	109
Derivatives	(63,921)	2,397	1,429
Other invested assets	(24,778)	10,047	(22,220)
Cash, cash equivalents and short-term investments	(6)	—	(11)
Reinsurance realized gains (losses)	59,814	5,970	(5,515)

Subtotal	(166,685)	7,046	(10,805)
Less capital gains tax expense (benefit)	(18,439)	3	9,400

Net realized gains (losses)	(148,246)	7,043	(20,205)

Less gains (losses) transferred to IMR (net of taxes)	(155,453)	(7,143)	5,439

Net realized gains (losses) after tax and IMR transfer	$7,207	$14,186	$(25,644)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Proceeds from sales of investments in bonds and stocks (excluding maturity proceeds) during 2023, 2022, and 2021 were $1,584,172, $3,428,161, and $6,094,103, respectively, including non-cash transactions of $585,134, $217,169, and $608,671, respectively. Gross gains of $32,519, $4,182, and $71,996, respectively, and gross losses of $159,815, $15,118, and $24,252 were realized on those sales during 2023, 2022, and 2021, respectively.

Unrealized gains and losses and related deferred capital gains tax are as follows:

	Years Ended December 31,
	2023	2022	2021
Changes in Net Unrealized Capital Gains (Losses):
Bonds	$(118)	$(648)	$(268)
Preferred stocks	3,129	(21,496)	(317)
Common stocks (unaffiliated)	868	(2,906)	(6,010)
Common stocks (affiliated)	(6,723)	(84,618)	(11,121)
Derivatives	(5,718)	(171,549)	(146,178)
Other invested assets	55,814	(69,586)	(76,149)

Subtotal	47,252	(350,803)	(240,043)
Deferred capital gains tax	4,416	(5,063)	12,827

Total	$42,836	$(345,740)	$(252,870)

8.	Net Investment Income

Major categories of net investment income for the years ended December 31, 2023, 2022, and 2021, respectively, are summarized as follows:

	Years Ended December 31,
	2023	2022	2021
Income:
Bonds	$963,014	$734,930	$708,700
Preferred stocks	27,470	61,886	70,439
Common stocks	36,809	59,143	64,466
Mortgage loans	109,675	71,115	33,130
Contract loans	14,952	15,604	16,073
Derivative instruments	(178,156)	(15,494)	(195,644)
Other invested assets	69,754	100,589	139,557
Cash, cash equivalents and short-term investments	203,442	97,041	100,653
Other investment income	69,385	63,292	32,306

Total gross investment income	1,316,345	1,188,106	969,680
Interest expense on surplus notes	(30,236)	(46,061)	(42,688)
Investment expenses	(44,345)	(28,495)	(44,168)

Net investment income before amortization of IMR	1,241,764	1,113,550	882,824
Amortization of IMR	1,787	4,436	8,765

Net investment income	$1,243,551	$1,117,986	$891,589

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain. The Company had investment income due and accrued excluded from surplus of $58 and $12, respectively, for the years ended December 31, 2023 and 2022. The Company did not have investment income due and accrued excluded from surplus for the year ended December 31, 2021.

The cumulative amount of paid-in-kind interest included in principal balances was $27,105, $36,243, and $3,670 for the years ended December 31, 2023, 2022, and 2021, respectively. The Company holds investments in trust notes that allow for deferred interest. The Company recorded deferred interest of $92,154, $71,643, and $52,250 during 2023, 2022, and 2021, respectively.

9.	Derivatives

The Company uses derivatives for hedging or replication purposes. Interest rate swaps are mainly employed for hedging guaranteed minimum living benefits for certain variable annuity contracts and for duration matching purposes.

Options and swaptions are used to hedge equity and interest exposure embedded in the Company’s fixed, FIA, and variable annuity products. Futures are used to hedge equity exposure included in FIAs, as well as the guaranteed minimum death and living benefit features of the Company’s variable annuities. Currency forwards and swaps are used to hedge changes in foreign currency exchange (“FX”) rates.

Interest rate swaps, options, swaptions, and currency swaps are reported at fair value, with the unrealized gain or loss reported as an adjustment to surplus if not designated an effective hedge. All futures are marked to market and settled on a daily basis, with the gain or loss reported as a component of net investment income (loss).

The Company uses options to hedge the equity exposure embedded in its FIA products with the Morgan Stanley Global Opportunities Index (“MSGO”), OTC options on the S&P 500, the Deutsche Bank Cash Return on Capital Invested (“CROCI”) Sectors III Index, the Deutsche Bank Momentum Asset Allocator (“MAA”) indices, the Barclays First Trust Capital Strength Barclays 5% Index (“FTCS”), and the RBA Select Equity Yield CIBC 5% Index (“RBEY”). Fair value changes in the options embedded within the annuity contract are recorded through income. The Company purchases certain of these options through its investment subsidiary, DLIH 2016-1, which is accounted for in accordance with SSAP No. 48.

Market risk is the risk of loss due to market price changes of the derivative instrument or the underlying security or index. To mitigate this risk, the Company matches the market sensitivity of the hedge with the market sensitivity of the underlying asset or liability being hedged.

Credit risk is the counterparty credit risk or risk of loss as a result of default or a decline in market value stemming from a credit downgrade of the counterparty to the derivative transaction. The Company minimizes this risk by entering into derivatives only with counterparties that meet certain criteria, by utilizing standardized agreements, and by limiting counterparty concentrations.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy, or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

At December 31, 2023 and 2022, the Company pledged $103,151 and $252,005, respectively, in U.S. Treasury securities, corporate bonds, and cash as collateral to counterparties. At December 31, 2023 and 2022, counterparties pledged to the Company $88,105 and $72,599, respectively, in collateral comprised of cash, U.S. Treasury securities and corporate bonds.

The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows:

	Outstanding at December 31, 2023
	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$8,229,758	$159,917	$—	$159,917
Equity Future Forwards	915,800	(11,391)	—	(11,391)
FX Forwards	83,455	(2,587)	—	(2,587)

Total	$9,229,013	$145,939	$—	$145,939

	Outstanding at December 31, 2022
	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$8,479,323	$155,239	$—	$155,239
FX Forwards	71,837	(3,153)	—	(3,153)
Payor Swaptions	75,000	1,165	1,665	(500)

Total	$8,626,160	$153,251	$1,665	$151,586

At December 31, 2023 and 2022, open futures contracts had a notional value of $1,846,766 and $2,514,227 and a fair value of $(339) and $3,736, respectively. These amounts did not include the component of variation margin that had already been cash settled. The Company did not have derivative contracts with financing premiums during 2023 or 2022.

10.	Reinsurance

The Company participates in reinsurance with other insurance companies to limit the loss exposure on certain risks associated with its products. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this exposure is unlikely. The Company had no uncollectible reinsurance balances written off and no commutation of ceded reinsurance during the years ended December 31, 2023, 2022, and 2021, respectively.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net amount at risk under certain of the Company’s individual and group life insurance policies. These amounts are reinsured on either a monthly renewable term, yearly renewable term, or coinsurance basis.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company has a coinsurance with funds withheld agreement with an unrelated reinsurer which provides reinsurance related to optional guaranteed lifetime withdrawal benefit riders under certain FIA contracts.

The Company has a coinsurance and modified coinsurance agreement, under which it ceded certain in-force variable annuity base contracts to an unaffiliated reinsurer. For the years ended December 31, 2023, 2022, and 2021, premiums ceded under the agreement were $273,442, $362,627, and $337,883, respectively, and benefits ceded (including policy surrenders) were $1,082,509, $1,050,937, and $1,421,138, respectively.

The Company has a reinsurance agreement with DLRC in which the Company cedes certain risks associated with the Company’s variable annuity contracts and associated riders on a combination modified coinsurance and funds withheld coinsurance basis to DLRC (the “VA Treaty”). The VA Treaty transfers hedging risks to DLRC but does not transfer insurance risks. Therefore, the treaty is accounted for using deposit accounting. As a result, certain gains (losses) previously accounted for as other changes in capital and surplus, net investment income (loss), and net realized capital gains (losses) are accounted for as investment income (loss) on reinsurance deposit asset. Hedging risk is defined as changes in unrealized hedging instrument gains or losses, realized gains and losses on dispositions of hedging instruments, and investment income or loss from hedging instruments. Investment expense (income) on funds held represents amounts paid or received on hedging instruments that were ceded under the DLRC treaties. Ceded realized gains and losses are reported in Net realized capital gains (losses). Investment income (expense) on funds held - unrealized represents the unrealized gain or loss for the period on hedging instruments that has been ceded to DLRC. Investment income (loss) on reinsurance deposit asset represents the net gains and losses on all hedging instruments ceded under the VA Treaty.

A summary of the pretax impacts of the VA Treaty on the Company’s Statutory Statements of Operations and Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2023, 2022, and 2021 is as follows:

	Treaty Impacts
	2023	2022	2021
Statements of Operations
Investment Income (Loss) on Reinsurance Deposit Asset	$(261,142)	$(154,844)	$(416,413)

Total Revenue	(261,142)	(154,844)	(416,413)
Investment (Income) Expense on Funds Held	(193,389)	37,109	(251,714)

Total Policyholder Benefits and Expenses	(193,389)	37,109	(251,714)
Net Realized Capital (Losses) Gains	59,814	5,970	(745)

Net (Loss)	(7,939)	(185,983)	(165,444)

Statements of Changes in Capital and Surplus
Investment Income on Funds Held - Unrealized	7,939	185,983	165,444

Net Change in Capital and Surplus from VA Treaty (excluding reinsurance fee)	$—	$—	$—

In addition, the Company recognized a reinsurance deposit accounting asset of $76,063 and $174,387 at December 31, 2023 and 2022, respectively, and a corresponding amount in funds held under coinsurance liability.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company has a reinsurance agreement with Delaware Life Reinsurance (Barbados) Corp. (“Barbco”), an affiliate, under which it cedes risks associated with certain of the Company’s in-force corporate-owned variable universal life insurance and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-held basis.

The Company also has a reinsurance agreement with Barbco under which it cedes mortality risks associated with certain of the Company’s in-force bank-owned variable universal life insurance policies on a yearly renewable term basis.

The Company had liabilities for the funds held under the coinsurance with funds held treaty with Barbco of $260,713 and $256,195 at December 31, 2023 and 2022, respectively.

On December 6, 2023, and effective December 31, 2023, the Company entered into a reinsurance agreement with DLAC to cede a block of MYGA contracts on a coinsurance basis. Pursuant to the agreement, the Company ceded a 10% quota share of the activity associated with the MYGAs, including initial statutory reserves totaling $118,857 at December 31, 2023. In exchange for the initial statutory reserves, the Company agreed to transfer assets totaling $118,857 to DLAC within thirty (30) days of the agreement’s effective date. DLAC agreed to pay the Company a $6,700 ceding commission, payable within fifteen (15) days of the agreement’s effective date.

The effects of reinsurance on premiums and benefits (excluding policy surrenders) were as follows:

	Years Ended December 31,
	2023	2022	2021
Premiums and Annuity Considerations:
Direct	$5,803,753	$2,883,622	$2,729,435
Ceded - Affiliated	(49,873)	(54,453)	(74,645)
Ceded - Non-affiliated	(307,555)	(393,098)	(362,121)

Net Premiums and Annuity Considerations	$5,446,325	$2,436,071	$2,292,669

Insurance and Other Individual Policy Benefits and Claims:
Direct	$949,977	$955,376	$1,075,786
Assumed - Non-affiliated	3,082	4,523	2,728
Ceded - Affiliated	(44,762)	(54,896)	(84,391)
Ceded - Non-affiliated	(350,727)	(358,202)	(446,834)

Net Policy Benefits and Claims	$557,570	$546,801	$547,289

In addition to the reinsurance activity disclosed in the table above, the transfer of assets by the Company to DLAC as part of the coinsurance agreement between the two companies was recorded as a reduction to income on the Statutory Statements of Operations.

11.	Reserves

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium. Extra premiums on single premium policies are amortized over ten years. Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest-sensitive policies, substandard risks are reflected in the cost of insurance charges.

As of December 31, 2023 and 2022, the Company had $5,901 and $8,524, respectively, of insurance in force, for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Delaware. Premium deficiency reserves to cover the above insurance totaled of $2,855 and $2,975 as of December 31, 2023 and 2022, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business which is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on Funds not Involving Life Contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts which are determined by formula as described in the NAIC instructions.

Other than normal updates of reserves, there were no significant reserve changes for the year ended December 31, 2023. The details for other changes in reserves for the years ended December 31, 2023 and 2022 are as follows:

	2023			2022
Item	Total	Ordinary Individual Annuities	Group Annuities	Total	Ordinary Individual Annuities	Group Annuities
Asset/Liability analysis	$—	$—	$—	$(33,400)	$(5,000)	$(28,400)
Reserves ceded on coinsurance agreement	(118,857)	(118,857)	—	—	—	—

Total change	$(118,857)	$(118,857)	$—	$(33,400)	$(5,000)	$(28,400)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

12.	Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit-Type Liabilities

As of December 31, 2023, the withdrawal characteristics of the Company’s individual and group annuity reserves and deposit-type contracts are summarized as follows:

Individual Annuities	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$18,188,596	$154,691	$—	$18,343,287	84.5%
At Book Value Less Current Surrender Charge of 5% or More	805,364	—	—	805,364	3.7%
At Fair Value	—	—	1,109,874	1,109,874	5.1%

Total with Adjustment or at Market Value	18,993,960	154,691	1,109,874	20,258,525	93.3%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,202,619	—	—	1,202,619	5.5%
Not Subject to Discretionary Withdrawal	222,480	—	42,205	264,685	1.2%

Total (Gross: Direct and Assumed)	20,419,059	154,691	1,152,079	21,725,829	100.0%
Reinsurance Ceded	275,074	—	—	275,074

Total (Net)	$20,143,985	$154,691	$1,152,079	$21,450,755

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$116	$—	$—	$116

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Group Annuities	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$114,680	$—	$114,680	1.5%
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	7,222,652	7,222,652	95.8%

Total with Adjustment or at Market Value	$—	$114,680	$7,222,652	$7,337,332	97.3%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	31,290	—	—	31,290	0.4%
Not Subject to Discretionary Withdrawal	176,489	—	—	176,489	2.3%

Total (Gross: Direct and Assumed)	$207,779	$114,680	$7,222,652	$7,545,111	100.0%
Reinsurance Ceded	39,732	—	—	39,732

Total (Net)	$168,047	$114,680	$7,222,652	$7,505,379

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

Deposit-Type Contracts (no life contingencies)	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$—	$—	$—	— %
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	323,124	323,124	14.0%

Total with Adjustment or at Market Value	$—	$—	$323,124	$323,124	14.0%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	— %
Not Subject to Discretionary Withdrawal	1,982,424	—	—	1,982,424	86.0%

Total (Gross: Direct and Assumed)	$1,982,424	$—	$323,124	$2,305,548	100.0%
Reinsurance Ceded	2,927	—	—	2,927

Total (Net)	$1,979,497	$—	$323,124	$2,302,621

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Account and Separate Accounts of the Company as of December 31, 2023:

December 31, 2023
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$20,124,813
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	187,219
Exhibit 7, Deposit-Type Contracts	1,979,497

Subtotal General Account	$22,291,529

Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	$8,601,897
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	42,205
Other contract deposit funds	323,124

Subtotal Separate Account	$8,967,226

Combined Total	$31,258,755

As of December 31, 2022, the withdrawal characteristics of the Company’s individual and group annuity reserves and deposit-type contracts are summarized as follows:

Individual Annuities	December 31, 2022
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$14,128,826	$189,858	$—	$14,318,684	81.7%
At Book Value Less Current Surrender Charge of 5% or More	910,212	—	—	910,212	5.2%
At Fair Value	—	—	882,810	882,810	5.0%

Total with Adjustment or at Market Value	$15,039,038	$189,858	$882,810	$16,111,706	91.9%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,163,930	—	—	1,163,930	6.6%
Not Subject to Discretionary Withdrawal	232,893	—	32,937	265,830	1.5%

Total (Gross: Direct and Assumed)	$16,435,861	$189,858	$915,747	$17,541,466	100.0%
Reinsurance Ceded	121,234	—	—	121,234

Total (Net)	$16,314,627	$189,858	$915,747	$17,420,232

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$96,024	$—	$—	$96,024

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Group Annuities	December 31, 2022
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$141,814	$—	$141,814	1.8%
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	7,333,470	7,333,470	95.2%

Total with Adjustment or at Market Value	$—	$141,814	$7,333,470	$7,475,284	97.1%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	34,579	—	—	34,579	0.4%
Not Subject to Discretionary Withdrawal	190,760	—	—	190,760	2.5%

Total (Gross: Direct and Assumed)	$225,339	$141,814	$7,333,470	$7,700,623	100.0%
Reinsurance Ceded	18,232	—	—	18,232

Total (Net)	$207,107	$141,814	$7,333,470	$7,682,391

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

Deposit-Type Contracts (no life contingencies)	December 31, 2022
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total 12/31/2021	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$—	$—	$—	— %
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	315,786	315,786	16.8%

Total with Adjustment or at Market Value	$—	$—	$315,786	$315,786	16.8%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	— %
Not Subject to Discretionary Withdrawal	1,566,381	—	—	1,566,381	83.2%

Total (Gross: Direct and Assumed)	$1,566,381	$—	$315,786	$1,882,167	100.0%
Reinsurance Ceded	3,420	—	—	3,420

Total (Net)	$1,562,961	$—	$315,786	$1,878,747

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Account and Separate Accounts of the Company as of December 31, 2022:

December 31, 2022
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$16,325,955
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	195,779
Exhibit 7, Deposit-Type Contracts	1,562,961

Subtotal General Account	$18,084,695
Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	$8,547,953
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	32,937
Other contract deposit funds	315,786

Subtotal Separate Account	$8,896,676

Combined Total	$26,981,371

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

13.	Analysis of Life Actuarial Reserves by Withdrawal Characteristics

The amounts of account value, cash value and reserve breakouts of life insurance by withdrawal characteristics for General Account products and Separate Account non-guaranteed products are shown in the tables below as of December 31, 2023 or 2022. The Company had no life Separate Account products with guarantees at December 31, 2023 or 2022.

	December 31, 2023
General Account	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	33,600	31,252	35,236
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	14,614	14,614	14,614
Variable Universal Life	401,236	402,990	403,849
Miscellaneous Reserves	602,888	602,036	603,074
Not subject to discretionary withdrawal or no cash values
Term Policies with Cash Value	—	—	144
Accidental Death Benefits	—	—	—
Disability - Active Lives	—	—	7
Disability - Disabled Lives	—	—	295
Miscellaneous Reserves	—	—	7,576

Total (gross: direct + assumed)	$1,052,338	$1,050,892	$1,064,795

Reinsurance Ceded	294,988	296,293	317,845

Total (net)	$757,350	$754,599	$746,950

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

December 31, 2023
Separate Account Non Guaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	46,186	46,186	46,186
Variable Universal Life	7,640,044	7,640,044	7,641,444
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal or not cash values
Term Policies with Cash Value	—	—	—
Accidental Death Benefits	—	—	—
Disability - Active Lives	—	—	—
Disability - Disabled Lives	—	—	—
Miscellaneous Reserves	—	—	—

Total (gross: direct + assumed)	$7,686,230	$7,686,230	$7,687,630

Reinsurance Ceded	—	—	—

Total (net)	$7,686,230	$7,686,230	$7,687,630

Below is a reconciliation of the life reserves from the General Account and Separate Accounts of the Company as of December 31, 2023:

December 31, 2023
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$738,114
Exhibit 5, Disability - Active Lives Section, Total (net)	7
Exhibit 5, Disability - Disabled Lives Section, Total (net)	295
Exhibit 5, Miscellaneous Reserves Section, Total (net)	8,534

Subtotal General Account	$746,950

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	$7,687,630

Subtotal Separate Account	$7,687,630

Combined Total	$8,434,580

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
General Account	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	35,980	33,675	37,766
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	13,671	13,671	13,671
Variable Universal Life	401,407	403,354	404,642
Miscellaneous Reserves	640,448	639,842	640,965
Not subject to discretionary withdrawal or not cash values
Term Policies with Cash Value	XXX	XXX	198
Accidental Death Benefits	XXX	XXX	—
Disability - Active Lives	XXX	XXX	7
Disability - Disabled Lives	XXX	XXX	360
Miscellaneous Reserves	XXX	XXX	9,777

Total (gross: direct + assumed)	$1,091,506	$1,090,542	$1,107,386

Reinsurance Ceded	295,323	296,555	319,825

Total (net)	$796,183	$793,987	$787,561

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

December 31, 2022
Separate Account Non-Guaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	40,889	40,889	40,889
Variable Universal Life	7,544,051	7,544,051	7,542,961
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal or not cash values
Term Policies with Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability - Active Lives	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—

Total (gross: direct + assumed)	$7,584,940	$7,584,940	$7,583,850

Reinsurance Ceded	—	—	—

Total (net)	$7,584,940	$7,584,940	$7,583,850

Below is a reconciliation of the life reserves from the General Account and Separate Accounts of the Company as of December 31, 2022:

December 31, 2022
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$776,486
Exhibit 5, Disability - Active Lives Section, Total (net)	7
Exhibit 5, Disability - Disabled Lives Section, Total (net)	360
Exhibit 5, Miscellaneous Reserves Section, Total (net)	10,708

Subtotal General Account	$787,561

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	$7,583,850

Subtotal Separate Account	$7,583,850

Combined Total	$8,371,411

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

14.	Separate Accounts

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable separate accounts include individual and group life and annuity contracts. The assets (securities) in these insulated accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation income or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in “Aggregate reserve for life and annuity contracts” in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.

The Company has also established non-insulated Separate Accounts for certain contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. The assets in the variable deferred annuity Separate Account are carried at fair value. For some MVA contracts, the assets in the fixed deferred annuity Separate Account are carried on a General Account basis. The assets of the non-insulated Separate Account are not legally insulated and can be used by the Company to satisfy claims resulting from the General Account.

The Company earns separate account fees for providing administrative services and bearing the mortality and the other guaranteed benefit risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values in variable Separate Accounts are allocated to policyholders and therefore are not reflected in the Company’s Statutory Statements of Operations for the General Account.

For the current reporting year, the Company reported assets and liabilities from the following products in a Separate Account:

•	Delaware Life Variable Life

•	Delaware Life Variable Annuity

•	Delaware Life Market Value Adjusted Annuity

The legal insulation of the Separate Account assets prevents such assets from being generally available to satisfy claims resulting from the General Account. The Separate Account classification of “legally insulated” versus “not legally insulated” is supported by Section 2932 of the Delaware Insurance Code.

The assets legally insulated and non-legally insulated from the General Account as of December 31, 2023 and 2022 were attributable to the following products:

	December 31, 2023
Product	Legally Insulated Assets	Not - Legally Insulated Assets	Total
Variable Life	$8,568,227	$—	$8,568,227
Variable Annuity	8,737,714	—	8,737,714
MVA Annuity	—	421,868	421,868

Total	$17,305,941	$421,868	$17,727,809

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
Product	Legally Insulated Assets	Not - Legally Insulated Assets	Total
Variable Life	$8,686,763	$—	$8,686,763
Variable Annuity	8,593,077	—	8,593,077
MVA Annuity	—	400,971	400,971

Total	$17,279,840	$400,971	$17,680,811

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges. The resulting surplus is recorded in the Statutory Statements of Operations for the General Account as a component of “Net transfers (from) or to Separate Accounts net of reinsurance.” The variable Separate Accounts are non-guaranteed Separate Accounts, wherein the policyholder assumes substantially all the investment risks and rewards. MVA Separate Accounts are guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk associated with separate account guarantees, risk charges of $182,305, $192,357, and $203,590 were received by the General Account from the Separate Accounts during the years ended December 31, 2023, 2022, and 2021, respectively.

For the years ended December 31, 2023, 2022, and 2021, the Company’s General Account paid $85,397, $104,861, and $117,874 for Separate Account guarantees, respectively.

The Company does not engage in securities lending transactions within its Separate Accounts.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

An analysis of the separate account reserves as of December 31, 2023 and 2022 is as follows:

	December 31, 2023
	Nonindexed Guarantee Less than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$(2,913)	$310,103	$307,190
Reserves at December 31, 2023
For Accounts with Assets at:
Fair Value	114,680	16,385,486	16,500,166
Amortized Cost	154,690	—	154,690

Total Reserves	$269,370	$16,385,486	$16,654,856

By Withdrawal Characteristics:
With Market Value Adjustment	$269,370	$—	$269,370
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	569,857	569,857
At Fair Value	—	15,773,424	15,773,424

Subtotal	269,370	16,343,281	16,612,651
Not Subject to Discretionary Withdrawal	—	42,205	42,205

Total	$269,370	$16,385,486	$16,654,856

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
	Nonindexed Guarantee Less than/ equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$15,133	$367,516	$382,649
Reserves at December 31, 2022
For Accounts with Assets at:
Fair Value	141,814	16,148,853	16,290,667
Amortized Cost	189,858	—	189,858

Total Reserves	$331,672	$16,148,853	$16,480,525

By Withdrawal Characteristics:
With Market Value Adjustment	$331,672	$—	$331,672
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	373,163	373,163
At Fair Value	—	15,742,753	15,742,753

Subtotal	331,672	16,115,916	16,447,588
Not Subject to Discretionary Withdrawal	—	32,937	32,937

Total	$331,672	$16,148,853	$16,480,525

Below is the reconciliation of “Net Transfers from Separate Accounts net of reinsurance” in the Statutory Statements of Operations of the Company:

	Years Ended December 31,
	2023	2022	2021
Transfers to Separate Accounts	$307,190	$382,649	$448,113
Transfers from Separate Accounts	(1,290,374)	(1,216,506)	(1,679,798)

Net Transfers from Separate Accounts net of reinsurance in the Statement of Operations	$(983,184)	$(833,857)	$(1,231,685)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

15.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and therefore, represents an exit price. Fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flow. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, certain level 3 derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value (“SSAP No. 100R”). The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair hierarchy are as follows:

Level 1: Fair value is based on unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2: Fair value is based on quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads, and yield curves.

Level 3: Fair value is based on valuations derived from techniques in which one or more significant inputs are unobservable (supported by little or no market activity). Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time, there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period. Pursuant to SSAP No. 100R, the Company is permitted to utilize net asset value (“NAV”) as a practical expedient to fair value for certain investments that qualify for such treatment. Investments reported at NAV are separately identified in the table below.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Valuation of Financial Instruments Held at Fair Value by Fair Value Hierarchy Levels

The following tables present the Company’s assets and liabilities measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2023 and 2022:

	December 31, 2023
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	Net Asset Value (“NAV”)	Total
Assets at fair value:
Cash, cash equivalents and short-term investments
Government - Treasury	$—	$1,699	$—	$—	$1,699
Bonds
Hybrid securities	—	2,702	—	—	2,702
Industrial and miscellaneous	—	11,150	—	—	11,150
Preferred Stocks
Industrial and miscellaneous	—	27,237	—	—	27,237
Parent, subsidiaries and affiliates	—	241,130	—	—	241,130
Common Stocks
Industrial and miscellaneous	16,115	16,000	20,112	3,194	55,421
Other Invested Assets
Industrial and miscellaneous	—	21,437	21,493	—	42,930
Derivative assets
Interest rate contracts	564,194	—	—	—	564,194
Equity contracts	2,569	135	—	—	2,704
FX contracts	—	—	67	—	67
Separate Accounts assets (a) (b)	12,742,594	3,189,851	291,900	121,382	16,345,727

Total assets at fair value/NAV	$13,325,472	$3,511,341	$333,572	$124,576	$17,294,961

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$(416,702)	$—	$—	$—	$(416,702)
Equity contracts	(306)	(11,526)	—	—	(11,832)
FX contracts	—	—	(2,654)	—	(2,654)

Total liabilities at fair value	$(417,008)	$(11,526)	$(2,654)	$—	$(431,188)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	NAV	Total
Assets at fair value:
Bonds
Hybrid securities	$—	$2,519	$—	$—	$2,519
Industrial and miscellaneous	—	223	2,999	—	3,222
Preferred Stocks
Industrial and miscellaneous	—	34,254	—	—	34,254
Parent, subsidiaries and affiliates	—	243,199	—	—	243,199
Common Stocks
Industrial and miscellaneous	15,399	90,022	27,959	—	133,380
Other Invested Assets
Industrial and miscellaneous	—	62,971	2,071	—	65,042
Derivative assets
Interest rate contracts	592,295	2,045	—	—	594,340
Equity contracts	6,128	—	—	—	6,128
Foreign exchange contracts	—	—	52	—	52
Separate Accounts assets (a)(b)	10,455,406	4,913,419	270,387	114,778	15,753,990

Total assets at fair value	$11,069,228	$5,348,652	$303,468	$114,778	$16,836,126

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$(336,952)	$(111,913)	$—	$—	$(448,865)
Equity contracts	(59)	—	—	—	(59)
Foreign exchange contracts	—	—	(3,205)	—	(3,205)

Total liabilities at fair value	$(337,011)	$(111,913)	$(3,205)	$—	$(452,129)

(a)

Separate account invested assets are typically carried at fair value. In instances where market risk is guaranteed by the Company, bonds and preferred stocks are carried at amortized cost based on their respective NAIC designation. Separate account assets also exclude $1,102,527 and $1,660,215 of investment income and receivables due at December 31, 2023 and 2022, respectively. Separate account liabilities include derivative liabilities carried at fair value.

(b)

Includes assets with a fair value of $121,382 and $114,778 at December 31, 2023 and 2022 respectively, in hedge funds, private equities, and other alternative investments for which fair value is measured at NAV using the practical expedient. These investments are not quoted on a securities exchange or in the over-the-counter market. As of December 31, 2023 or 2022, there were no unfunded commitments. The investments have liquidity restrictions consisting of notice periods (typically 60 days), redemption schedules (typically quarterly) and hold backs (typically 3% of the investment is held back until the next annual audit is completed). The redemption period may be extended if there is a delay in liquidating underlying holdings within an investment. The investments are within the policyholders separate accounts so any fluctuation in NAV will result in a corresponding change in the policyholder reserve liability and therefore will have no impact on income.

None of the Company’s assets measured at fair value transferred between Levels 1 and 2 during the years ended December 31, 2023 and December 31, 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The following tables are a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value which were categorized as Level 3 for the years ended December 31, 2023 and 2022:

2023	Balance at January 1, 2023	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2023
Assets:
Common Stocks - Unaffiliated	$27,959	$3	$(4,791)	$—	$152	$69	$—	$(3,280)	$—	$20,112
Bonds
Industrial and miscellaneous - unaffiliated	2,999	11,461	(7,596)	786	866	—	—	(8,516)	—	—
Other Invested Assets	2,071	32,701	—	(724)	(6,492)	—	—	(6,063)	—	21,493
Derivative Assets	52	—	—	7,111	16	—	—	—	(7,112)	67
Separate Accounts Assets	270,387	5,792	(20,426)	502	14,380	94,986	—	(72,489)	(1,232)	291,900

Total Assets	$303,468	$49,957	$(32,813)	$7,675	$8,922	$95,055	$—	$(90,348)	$(8,344)	$333,572

Liabilities:
FX Contracts	$(3,205)	$—	$—	$(9,874)	$551	$—	$—	$—	$9,874	$(2,654)

Total Liabilities	$(3,205)	$—	$—	$(9,874)	$551	$—	$—	$—	$9,874	$(2,654)

2022	Balance at January 1, 2022	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2022
Assets:
Preferred Stocks
Industrial and Miscellaneous - unaffiliated	$19,948	$—	$—	$—	$52	$—	$—	$(20,000)	$—	$—
Parent, Subsidiaries and Affiliates	255,000	—	(255,000)	—	—	—	—	—	—	—
Common Stocks - Unaffiliated	82,215	1,365	(50,086)	824	1,686	210	—	(8,255)	—	27,959
Bonds
Industrial and miscellaneous - unaffiliated	825	7,438	—	(5,434)	170	—	—	—	—	2,999
Other Invested Assets	41,731	—	(30,399)	10	(3,680)	—	—	(5,591)	—	2,071
Derivative Assets	990	—	—	18,975	(938)	—	—	—	(18,975)	52
Separate Accounts Assets	289,981	6,014	(6,635)	(1,342)	(28,355)	80,732	—	(11,393)	(58,615)	270,387

Total Assets	$690,690	$14,817	$(342,120)	$13,033	$(31,065)	$80,942	$—	$(45,239)	$(77,590)	$303,468

Liabilities:
FX Contracts	$(140)	$—	$—	$(6,827)	$(3,065)	$—	$—	$—	$6,827	$(3,205)

Total Liabilities	$(140)	$—	$—	$(6,827)	$(3,065)	$—	$—	$—	$6,827	$(3,205)

The Company transfers assets into or out of Level 3 at fair value as of the beginning of the reporting period. Transfers made were the result of changes in the level of observability of inputs used to price the assets or liabilities or changes in NAIC designations.

At the beginning of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Derivative values in the above tables are presented on a gross basis.

Quantitative Information about Level 3 Fair Value Measurements

The following tables provide quantitative information about the significant unobservable inputs used for recurring assets measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus categorized within Level 3 for the years ended December 31, 2023 or 2022:

	December 31, 2023
	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Common Stocks	Trade Price	Pricing Valuation Multiple/ Discount Rate	$20,079	0-1000	389
	External Model	Net Asset Value	33	1	1
Other Invested Assets	External Model	External Cashflows/Spreads	16,503	0-2	1
	Matrix Pricing	Quoted Prices	4,990	1	1
Separate Accounts Assets	Matrix Pricing	Spreads	1,241	90-105	100
	Market Pricing	Spreads	566	38	38
	Market Pricing	Spreads	284,805	50-113	96
	Market Pricing	Quoted Prices	5,288	89-100	92

Total Assets			$333,505

	December 31, 2022
	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Bonds - Unaffiliated - Industrial & Misc.	External Model	Spreads	$2,999	17-24	19
Common Stocks	Trade Price	Pricing Valuation Multiple / Discount Rate	23,286	0-1000	335
	External Model	External Cashflows	4,672	0-2	1
Other Invested Assets	External Model	Spreads	2,071	0-1	—
Separate Accounts Assets	Matrix Pricing	Spreads	2,059	86-90	13
	Market Pricing	Spreads	10,833	40-110	73
	Matrix Pricing	Spreads	250,975	0-100	91
	Market Pricing	Quoted Prices	760	17-90	2
	Market Pricing	Quoted Prices	5,760	91-100	93

Total Assets			$303,415

There were no significant changes made in valuation techniques during 2023 and 2022.

The above unobservable input tables above do not include immaterial balances related to derivatives which totaled $67 and $52 as of December 31, 2023 and December 31, 2022, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Aggregate Fair Value of all Financial Instruments

For financial instruments, the carrying value and fair value or NAV, including level within the fair value hierarchy, at December 31, 2023 and 2022 were as follows:

	December 31, 2023
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Cash, cash equivalents and short-term investments	$3,859,737	$3,859,773	$1,128,103	$2,731,634	—	$—	$—
Bonds	17,082,218	18,134,460	1,599	16,876,810	203,809	—	—
Preferred stocks	799,242	802,140	—	799,242	—	—	—
Common stocks (b)	140,890	140,890	16,115	101,469	20,112	3,194	—
Mortgage loans, net of allowance	1,617,888	1,721,502	—	1,617,888	—	—	—
Derivatives - swaps and forwards	577,253	572,489	577,051	135	67	—	—
Derivatives - futures	2,652	2,652	2,652	—	—	—	—
Contract loans	354,125	351,919	—	—	354,125	—	—
Other invested assets (a) (b)	807,216	825,554	—	780,819	26,397	—	—
Separate account assets	16,605,957	16,625,283	12,762,461	3,427,797	294,317	121,382	—

Total Assets	$41,847,178	$43,036,662	$14,487,981	$26,335,794	$898,827	$124,576	$—

Liabilities:
Liabilities for deposit-type contracts	$(1,933,048)	$(1,979,497)	$—	$—	$(1,933,048)	$—	$—
Derivatives - swaps and forwards	(431,315)	(432,859)	(417,135)	(11,526)	(2,654)	—	—
Derivatives - futures	(2,991)	(2,991)	(2,991)	—	—	—	—
Separate account liabilities	(232,124)	(323,124)	—	—	(232,124)	—	—

Total Liabilities	$(2,599,478)	$(2,738,471)	$(420,126)	$(11,526)	$(2,167,826)	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Bonds	$12,815,035	$14,325,528	$1,523	$12,476,378	$337,134	$—	$—
Preferred stocks	1,072,730	1,121,391	—	1,072,730	—	—	—
Common stocks (b)	133,380	133,380	15,399	90,022	27,959	—	—
Mortgage loans, net of allowance	1,297,783	1,387,817	—	1,297,783	—	—	—
Contract loans	333,437	353,608	—	—	333,437	—	—
Derivatives – options and swaptions	1,165	1,165	—	1,165	—	—	—
Derivatives – swaps and forwards	605,124	601,601	604,193	880	51	—	—
Derivatives – futures	6,281	6,281	6,281	—	—	—	—
Other invested assets (a) (b)	723,497	748,755	—	667,975	55,522	—	—
Cash, cash equivalents and short-term investments	3,141,676	3,141,676	784,641	2,357,035	—	—	—
Separate account assets	15,980,121	16,010,235	10,461,469	5,126,913	276,961	114,778	—

Total assets	$36,110,229	$37,831,437	$11,873,506	$23,090,881	$1,031,064	$114,778	$—

Liabilities:
Liability for deposit-type contracts	$(1,476,681)	$(1,562,961)	$—	$—	$(1,476,681)	$—	$—
Derivatives – swaps and forwards	(453,038)	(455,752)	(334,465)	(115,369)	(3,204)	—	—
Derivatives - futures	(2,546)	(2,546)	(2,546)	—	—	—	—
Separate account liabilities	(315,784)	(315,784)	—	—	(315,784)	—	—

Total liabilities	$(2,248,049)	$(2,337,043)	$(337,011)	$(115,369)	$(1,795,669)	$—	$—

(a)

As of December 31, 2023 and 2022, there were $190,986 and $211,779 of unfunded commitments for limited partnership investments, respectively. The investments have liquidity restrictions consisting of either general partner approval or no ability for early redemption.

(b)

The common stock line in the tables above exclude equity method investments with carry values of $21,549 and $169,831 as of December 31, 2023 and 2022, respectively. The other invested assets line in the tables above exclude equity method investments with carry values of $667,674 and $486,088 as of December 31, 2023 and 2022, respectively.

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Bonds - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services, with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices. Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment, and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any), and other factors may not reflect those of an active market.

Preferred and common stocks - The fair value of the Company’s equity securities not accounted for under the equity method is first based on quoted market prices. Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price equity securities for which a quoted market price is not available.

Mortgage loans on real estate - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives - The fair values of swaps, swaptions, and forwards are based on current settlement values, dealer quotes, and market prices. Fair values of options and futures are also based on dealer quotes and market prices.

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other invested assets - Other invested assets include renewable energy tax credits, surplus debentures, non-rated residual tranches on asset-backed securities, and collateral loans. The fair values of surplus notes are obtained from third-party pricing services. Collateral loans are carried at amortized cost using pricing methods similar to private placements.

Cash, cash equivalents, and short-term investments - The carrying value for cash, cash equivalents, and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Separate Accounts - The estimated fair value of Separate Account assets and liabilities is determined using the same methodology described in Note 14. The difference between Separate Account assets and liabilities reflected in the chart above and the total recognized in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus represents amounts that are attributable to non-financial instruments.

Deposit-type contracts - The fair values of the Company’s General Account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) is estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to their estimated fair value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

16.	Federal Income Taxes

The Inflation Reduction Act (“IRA”) was enacted on August 16, 2022 and included a new corporate alternative minimum tax (“CAMT”). The IRA and CAMT are effective for tax years beginning after 2022. The Company is a non-applicable reporting entity as it relates to the CAMT.

The components of the Company’s DTAs and DTLs as of December 31, 2023 and December 31, 2022 were as follows:

	December 31, 2023			December 31, 2022			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$224,890	$80,137	$305,027	$114,648	$45,114	$159,762	$110,242	$35,023	$145,265
Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	224,890	80,137	305,027	114,648	45,114	159,762	110,242	35,023	145,265
Deferred tax assets nonadmitted	—	—	—	—	—	—	—	—	—

Subtotal net admitted deferred tax assets	224,890	80,137	305,027	114,648	45,114	159,762	110,242	35,023	145,265
Deferred tax liabilities	65,299	63,139	128,438	62,801	57,012	119,813	2,498	6,127	8,625

Net admitted deferred tax assets / (Net deferred tax liabilities)	$159,591	$16,998	$176,589	$51,847	$(11,898)	$39,949	$107,744	$28,896	$136,640

The following table provides component amounts of the Company’s calculation by tax character in accordance with paragraphs 11.a, 11.b.i, 11.b.ii and 11.c of SSAP No. 101:

	December 31, 2023			December 31, 2022			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$16,958	$16,958	$—	$(16,958)	$(16,958)
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	165,618	26,600	192,218	49,635	12,862	62,497	115,983	13,738	129,721
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	165,618	26,600	192,218	49,635	12,862	62,497	115,983	13,738	129,721
Adjusted gross deferred tax assets allowed per limitation threshold	—	—	352,224	XXX	XXX	323,831	XXX	XXX	28,393
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	59,272	53,537	112,809	65,013	15,294	80,307	(5,741)	38,243	32,502

Deferred tax assets admitted as the result of application of SSAP No. 101.	$224,890	$80,137	$305,027	$114,648	$45,114	$159,762	$110,242	$35,023	$145,265

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Description	2023	2022
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	823%	841%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above	$2,348,158	$2,158,872

The following table provides the impact of tax planning strategies on adjusted gross and net admitted DTAs, as used in the Company’s SSAP No. 101 calculation.

	December 31, 2023		December 31, 2022		Change
Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross deferred tax assets	$224,890	$80,137	$114,648	$45,114	$110,242	$35,023
Percentage of adjusted gross deferred tax assets by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%
Net admitted adjusted gross deferred tax assets	$224,890	$80,137	$114,648	$45,114	$110,242	$35,023
Percentage of net admitted assets by tax character because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

The Company had no temporary differences for which a DTL was not established.

The following tables provide the significant components of the Company’s income taxes incurred and the changes in DTAs and DTLs.

	December 31, 2023	December 31, 2022	December 31, 2021
Current Income Tax
Federal Income Tax Expense (Benefit) from Operations	$183,751	$46,564	$(3,242)
Federal Income Tax (Benefit) Expense on Net Capital Gains	(18,439)	3	9,400

Current Income Tax Expense	$165,312	$46,567	$6,158

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The significant components of the Company’s DTAs and DTLs as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022	Change
Deferred Tax Assets:
Ordinary
Policyholder Reserves	$166,071	$69,139	$96,932
Investments	2,402	2,392	10
Deferred Acquisition Costs	46,394	34,143	12,251
Fixed assets	1,300	1,087	213
Compensation and benefits accrual	1,432	2,134	(702)
Receivables - nonadmitted	5,013	3,663	1,350
Other	2,278	2,090	188

Total Ordinary Deferred Tax Assets	$224,890	$114,648	$110,242
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Ordinary Deferred Tax Assets	$224,890	$114,648	$110,242
Capital
Investments	$47,173	$45,114	$2,059
Net capital loss carry-forward	32,964	—	32,964

Subtotal	80,137	45,114	35,023
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Capital Deferred Tax Assets	80,137	45,114	35,023

Admitted Deferred Tax Assets	$305,027	$159,762	$145,265

Deferred Tax Liabilities:
Ordinary
Investments	$45,990	$39,400	$6,590
Fixed Assets	552	771	(219)
Policyholder Reserves	18,757	22,628	(3,871)
Other	—	2	(2)

Subtotal	$65,299	$62,801	$2,498
Capital
Investments	63,139	57,012	6,127

Subtotal	63,139	57,012	6,127

Deferred Tax Liabilities	$128,438	$119,813	$8,625

Net Admitted Deferred Tax Assets / Deferred Tax Liabilities	$176,589	$39,949	$136,640

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of nonadmitted assets as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the surplus section of the Annual Statement):

Description	December 31, 2023	December 31, 2022	Change
Total Deferred Tax Assets	$305,027	$159,762	$145,265
Total Deferred Tax Liabilities	128,438	119,814	8,624

Net Deferred Tax Assets / Deferred Tax Liabilities	$176,589	$39,948	$136,641
Statutory Valuation Allowance	—	—	—

Net Deferred Tax Assets / Deferred Tax Liabilities	$176,589	$39,948	$136,641
Tax Effect of Unrealized (Gains)/Losses			4,416
Prior Period Adjustment			—

Change in Net Deferred Income Tax			$141,057

The provision for federal income taxes incurred for the current year is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the years ended December 31, 2023, 2022, and 2021 were as follows:

	December 31, 2023			December 31, 2022			December 31, 2021
Description	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate
Net Income Before Taxes	$154,835	$32,515	21.0%	$298,712	$62,730	21.0%	$226,978	$47,665	21.0%
Investment Related	(38,296)	(8,042)	(5.1)%	(778)	(163)	(0.1)%	(80,240)	(16,850)	(7.4)%
Exhibit 5a adjustment	—	—	—%	—	—	—%	(3,373)	(708)	(0.3)%
Change in Non-admitted assets	(13,668)	(2,870)	(1.9)%	2,647	556	0.2%	2,676	562	0.3%
Tax Credit Adjustment	(12,405)	(2,605)	(1.7)%	(10,943)	(2,298)	(0.8)%	(56,265)	(11,816)	(5.2)%
Tax Differences in Wholly Owned Subsidiaries	24,846	5,218	3.4%	(214,556)	(45,057)	(15.1)%	(3,866)	(812)	(0.4)%
Other	189	40	—%	19,229	4,038	1.4%	(11,327)	(2,379)	(1.1)%

Total Statutory Income Taxes		$24,256	15.7%		$19,806	6.6%		$15,662	6.9%

Federal Income Taxes Incurred		$165,312	106.8%		$46,567	15.6%		$6,158	2.7%
Change in Net Deferred Income Taxes		(141,057)	(91.1)%		(26,762)	(9.0)%		9,504	4.2%

Total Statutory Income Taxes		$24,255	15.7%		$19,805	6.6%		$15,662	6.9%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

As of December 31, 2023, the Company did not have any net operating loss carry-forwards.

As of December 31, 2023, the Company had $156,971 of capital loss carry-forwards, which will expire, if not utilized, in 2028.

The Company had no income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses.

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The application of SSAP No.101 requires a company to evaluate the recoverability of DTAs and, if necessary, to establish a valuation allowance to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that DTAs will be realized. Therefore, the Company did not record a valuation allowance as of December 31, 2023 and December 31, 2022.

Tax years prior to 2020 are closed for audit or examination under the applicable statute of limitations. The Company is not currently under examination by the Internal Revenue Service. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of operations, or cash flows. Therefore, the Company did not record a liability for unrecognized tax positions (“UTPs”) as of December 31, 2023 and 2022.

The Company is part of an affiliated group of companies that will file a consolidated federal income tax return for 2023. The following companies are included in the consolidated return filing:

•	Group 1001, Inc.

•	Group 1001 Insurance Holdings, LLC

•	Group 1001 Services, Inc.

•	Delaware Life (Bermuda) Holdings, Inc.

•	Delaware Life Insurance Company

•	Delaware Life Insurance Company of New York

•	Delaware Life and Annuity Company

•	DL Reinsurance Company

•	Clarendon Insurance Agency, Inc.

•	Clear Spring Health Insurance Company

•	Delaware Life Reinsurance (U.S.) Corp.

•	Clear Spring Health (CO), Inc.

•	Clear Spring Health (GA), Inc.

•	Clear Spring Health (SC), Inc.

•	Clear Spring Health Community Care, Inc.

•	Clear Spring Health (VA), Inc.

•	Clear Spring Health of Illinois, Inc.

•	Clear Spring Health Holdings, LLC

•	Clear Spring Health Management Services, LLC

•	Clear Spring Casualty Insurance Company

•	Clear Spring American Insurance Company

•	Clear Spring National Insurance Company

•	Clear Spring PC Acquisition Corp.

•	Clear Spring PC Holdings, LLC

•	Clear Spring Property and Casualty Company

•	Evolution of Sport, Inc.

•	R.V.I. Holdings, LLC

•	R.V.I America Corp.

•	R.V.I. Analytical Services, Inc.

•	Transition Services, Inc.

•	R.V.I. Services Co., Inc.

•	R.V.I. Guaranty Co., Ltd.

•	R.V.I. America Insurance Company

A written tax allocation agreement has been approved, or is pending approval, by the state of domicile of each participating insurance company. Allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the consolidated group.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

17.	Capital and Surplus and Dividend Restrictions

As of December 31, 2023 and 2022, the Company was authorized to issue 10,000 shares of common stock with a par value of $1,000 per share; 6,437 shares of common stock were issued and outstanding. The Company is not authorized to issue preferred stock.

The Company is subject to certain statutory and regulatory restrictions imposed by the State of Delaware on insurance companies which limits the amount of cash dividends that may be paid to the stockholders. Under Delaware law, cash dividends may be paid only from earned surplus. Additionally, the maximum aggregate amount of ordinary dividends that the Company may declare or pay during any twelve-month period is the greater of: (1) 10% of its statutory surplus, or (2) net gains from operations before net realized capital gains (losses) provided that unassigned surplus is positive and sufficient to cover the payment, each as reported in the prior year’s Annual Statement, unless written approval is obtained from the Department granting a greater amount (i.e., an extraordinary dividend). In addition, no dividend may be paid in excess of unassigned funds. At December 31, 2023, the Company reported surplus as regards policyholders of $2,555,812, net gains from operations (before realized capital gains) of $137,769, and unassigned surplus of $433,943. As of December 31, 2023, the Company may declare an ordinary dividend to shareholders without prior approval from the Department in the maximum amount of $255,581.

In June 2023, the Company received a capital contribution of $115,000 from DLSH and paid no dividends. The Company paid an ordinary dividend of $100,000 to DLSH in April 2022 and received a capital contribution of $50,000 from DLSH in December 2022. The Company paid an ordinary dividend of $200,000 to DLH and received a capital contribution of $479,200 from DLH in 2021.

The Company had no special surplus funds in 2022. During 2023, the Company reclassified $140,735 from unassigned funds to aggregate write-ins for special surplus funds in accordance with the interpretive guidance established within INT 23-01.

Surplus Notes

As of December 31, 2023 and 2022, the Company had $390,213 of surplus notes outstanding. During 2013, the Company entered into an agreement with Deutsche Bank Trust Company Americas (“DBTCA”), pursuant to which the surplus notes were taken into custody by DBTCA on behalf of the holders of the surplus notes (the “Noteholders”). DBTCA collects all surplus note payments and distributes such funds to the Noteholders.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The details of outstanding surplus notes were as follows as of and for the years ended December 31, 2023 and 2022:

2023
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$20,713	$—	$229,287	$1,786	$532,871	11/06/27
1001	11/06/22	7.750%	85,500	85,500	—	—	6,626	7,639	11/06/52
1002	11/06/22	7.750%	24,587	24,587	—	—	1,905	2,197	11/06/52
1003	11/06/22	7.750%	24,612	24,612	—	—	1,907	2,199	11/06/52
2000	12/15/95	7.750%	150,000	—	77,301	150,000	2,995	253,791	12/15/52
2002	06/15/23	7.750%	52,301	52,301	—	—	2,027	2,027	12/15/52
2003	06/15/23	7.750%	5,200	5,200	—	—	202	202	12/15/52
2004	06/15/23	7.750%	4,000	4,000	—	—	155	155	12/15/52
2005	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2006	06/15/23	7.750%	1,750	1,750	—	—	68	68	12/15/52
2007	06/15/23	7.750%	1,000	1,000	—	—	39	39	12/15/52
2008	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2009	06/15/23	7.750%	3,000	3,000	—	—	116	116	12/15/52
2010	06/15/23	7.750%	4,950	4,950	—	—	192	192	12/15/52
2011	06/15/23	7.750%	2,000	2,000	—	—	78	78	12/15/52
2012	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2013	06/15/23	7.750%	250	250	—	—	10	10	12/15/52
2014	06/15/23	7.750%	250	250	—	—	10	10	12/15/52
2015	06/15/23	7.750%	100	100	—	—	4	4	12/15/52
2016	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2017	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	311,515	12/15/52
4000	12/15/95	7.750%	7,500	—	7,500	7,500	291	12,535	12/15/52
4001	06/15/23	7.750%	7,500	7,500	—	—	291	291	12/15/52

Total	XXX	XXX	$777,000	$390,213	$84,801	$386,787	$30,236	$1,126,034	XXX

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

2022

Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$20,713	$134,699	$229,287	$13,225	$531,514	11/06/27
1001	12/15/22	7.750%	85,500	85,500	—	—	—	—	11/06/52
1002	12/15/22	7.750%	24,587	24,587	—	—	—	—	11/06/52
1003	12/15/22	7.750%	24,612	24,612	—	—	—	—	11/06/52
2000	12/15/95	7.750%	150,000	77,301	—	72,699	4,809	250,795	12/15/52
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	300,076	12/15/52
4000	12/15/95	7.750%	7,500	7,500	—	—	467	12,245	12/15/52

Total	XXX	XXX	$692,199	$390,213	$134,699	$301,986	$29,940	$1,094,630	XXX

The proceeds from the issuance of the surplus notes were not used to purchase an asset directly or indirectly from the Noteholders. The surplus notes were not issued as part of a transaction whereby the principal or interest payments are contractually linked to other assets or agreements. There were no surplus note interest or principal payments subject to administrative offsetting provisions.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants, and beneficiaries, as well as all other classes of creditors other than the Noteholders. After payment in full of certain obligations set forth in Section 5918 of the Delaware Insurance Code, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full. The Company has no preferred stockholders. Any redemption of a surplus note is subject to the prior written consent of the Department.

During 2022, $134,699 of interests in item 1000 held by Security Benefit Life Insurance Company (“Security Benefit”) were canceled in exchange for three new notes issued by the Company, each with an interest rate of 7.75% and a maturity date of November 6, 2052 (items 1001, 1002 and 1003 in the above tables). The remaining interest in the amount of $20,713 in item 1000 is held solely by the Lange Trust with an interest rate of 8.625% and a maturity date of November 6, 2027. During 2023, Group 1001 Finance, an affiliate of the Company, purchased $134,699 of interests in the notes listed as item 1001, 1002, and 1003 in the above tables from Security Benefit. As of December 31, 2023, the interests in items 1001, 1002, and 1003 were held solely by Group 1001 Finance.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

During 2022, the interest rate on item 2000 in the above tables was changed to 7.75% and the maturity date was extended to December 15, 2052. Effective December 15, 2022 and April 28, 2023, Group 1001 Finance purchased $22,301 and $55,000, respectively, of the surplus note held by Security Benefit. On June 15, 2023, $77,301 of interests in item 2000 held by Group 1001 Finance were canceled in exchange for sixteen new notes issued by the Company, each with an interest rate of 7.75% and a maturity date of December 15, 2052 (items 2002 thru 2017 in the above tables). As of December 31, 2023, the interest in item 2002 was held solely by Group 1001 Finance. As of December 31, 2023, the interests in items 2003 thru 2017 were held by the following unaffiliated entities:

Item Number(s)	Noteholder	Carry Value of Note(s)
2003, 2004, 2005	Horace Mann Life Insurance Company	$9,700
2006	Gleaner Life Insurance Society	1,750
2007	Puritan Life Insurance Company of America	1,000
2008, 2009	Physicians Mutual Insurance Company	3,500
2010, 2013	Investors Heritage Life Insurance Company	5,200
2011, 2012	Capital Avenue Reinsurance LLC	2,500
2014	Reliance Standard Life Insurance Company	250
2015	HMO Louisiana Inc.	100
2016	Louisiana Health Service & Indemnity Company	500
2017	Factory Mutual Insurance Company	500

Interests in the surplus note in the amount of $150,000, listed as item 3000 in the above tables, are held by Midland National Life Insurance Company (“Midland National”) and North American Company for Life and Health (“North American”), which are both considered related parties of the Company. Midland National and North American hold interests in the amounts of $100,000 and $50,000, respectively. During 2022, the maturity date of this note was extended to December 15, 2052.

The surplus note in the amount of $7,500, listed as item 4000 in the above tables, was held by Security Benefit until December 15, 2022. Effective on this date, Group 1001 Finance purchased the full amount of this surplus note from Security Benefit. During 2022, the interest rate was changed to 7.75% and the maturity date of this note was extended to December 15, 2052. On June 15, 2023, $7,500 of interest in item 4000 held by Group 1001 Finance was canceled in exchange for a new note issued by the Company with an interest rate of 7.75% and a maturity date of December 15, 2052 (item 4001 in the tables above). As of December 31, 2023, the interest in item 4001 is held solely by Group 1001 Finance.

The Company incurred $30,236, $29,940, and $42,688 of interest on the surplus notes for the years ended December 31, 2023, 2022, and 2021, respectively. Each accrual and payment of interest on the surplus notes may be made only with the prior approval of the Delaware Insurance Commissioner and only to the extent the Company has sufficient surplus earnings to make such payment. The Company received approval for all surplus note interest and principal payments and the related interest accrual in the amount of $2,669 at December 31, 2023 and 2022.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants, and beneficiaries, as well as all other classes of creditors other than surplus note holders.

After payment in full of certain obligations set forth in 18 Del. Code Ann. tit. 59, § 5918, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full of all principal and interest amounts owing. The Company has no preferred stockholders.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Risk-Based Capital

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company exceeded the minimum RBC requirements at December 31, 2023 and 2022.

18.	Commitments and Contingent Liabilities

Lease Commitments

Effective January 1, 2021, the Company entered into a lease agreement with Group 1001 Indiana Holdings, LLC to occupy office space in Zionsville, Indiana. The lease has an expiration date of December 31, 2035 and an option to renew the lease agreement for up to a five-year period. Rental expenses under this lease for 2023 and 2022 were $2,644 and $1,610, respectively. The rent expense recorded in 2023 under this lease is inclusive of a $1,000 assessment for use of certain additional benefits in excess of, and consistent with, those received under this lease.

During 2022 and 2023, the Company leased office space in Waltham, Massachusetts under a lease with an original expiration date of April 30, 2023 for three premises within an office building known as 1601 Trapelo Road. The termination date of the lease was amended during 2022 and 2023, along with certain other terms and conditions in both the “Second Amendment” and the “Third Amendment,” respectively. Upon execution of the Second Amendment, affiliates of the landlord and an affiliate of the Company simultaneously entered into new lease agreements for two separate office spaces in Waltham, Massachusetts. One of the original premises at 1601 Trapelo Road terminated on June 30, 2023. The remaining two premises terminated on November 1, 2023, the date per the Second Amendment that corresponded with the commencement/occupancy of one of the new leases. Rent expenses during 2023, 2022, and 2021 were $1,485, $2,421, and $2,166, respectively, under this lease and were partially reimbursed by affiliates.

Effective February 2, 2022, the Company entered into an additional sublease agreement with PSA Realty Company (“PSA Realty”) to occupy office space in Ft. Lauderdale, Florida, once renovations of the office were completed. The sublease agreement expires no later than one day prior to the primary lease expiration. Rental expenses under this sublease in 2023 and 2022 were $157 and $0, respectively.

Effective October 13, 2022, the Company entered into two sublease agreements with PSA Realty to occupy two separate office spaces in Waltham, Massachusetts, once renovations on each office space were completed in 2023. The primary leases for the office spaces known as 10 CityPoint and 230 CityPoint are seven-year and eight-year leases, respectively, each with an option to renew for five additional years. The subleases expire no later than one day prior to the expiration of the primary leases. Combined rental expenses under these subleases in 2023 were $527, and the Company was partially reimbursed by an affiliate.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

At December 31, 2023, the minimum aggregate lease commitments, for the next five years and thereafter, were as follows:

Operating Leases
Year ended December 31:
2024	$3,851
2025	3,593
2026	3,518
2027	3,595
2028	3,672
Thereafter	16,665

Total	$34,894

Contingent Commitments

The Company had unfunded commitments for limited partnership investments of $190,986 and $211,779 and commitments for funding future fixed income and preferred stock investments of $1,578,427 and $1,011,581 as of December 31, 2023, and 2022, respectively. The Company also had $140,204 and $159,982 of outstanding mortgage loan commitments on real estate as of December 31, 2023 and 2022, respectively.

Guaranty Fund Assessments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Various insolvencies reported by the National Organization of Life and Health Insurance Guaranty Associations will result in retrospective, premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $2,970 and $2,995 for guaranty fund assessments as of December 31, 2023 and 2022, respectively. The Company does not know the period over which the guaranty fund assessments may be paid.

As of December 31, 2023 and 2022, the Company did not have any guaranty fund liabilities or assets related to assessments from insolvencies of entities that wrote long-term care contracts.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation and Other Matters

The Company is involved in various lawsuits in the normal course of business. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations, or cash flows of the Company.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Pledged or Restricted Assets

The following assets were restricted (including pledged assets) at December 31, 2023 and 2022:

	Gross (Admitted & Nonadmitted) Restricted								Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2023 Total	2022 Total	Increase/ (Decrease)	Total 2023 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Subject to Repurchase Agreements	$816,037	$—	$—	$—	$816,037	$778,740	$37,297	$816,037	1.77%	1.77%
Subject to Reverse Repurchase Agreements	1,247,707	—	—	—	1,247,707	1,048,957	198,750	1,247,707	2.70%	2.71%
FHLB Capital Stock	71,460	—	—	—	71,460	50,086	21,374	71,460	0.15%	0.16%
On Deposit with States	4,181	—	—	—	4,181	4,145	36	4,181	0.01%	0.01%
Pledged as Collateral to FHLB (Including Securities and Commercial Mortgage Loans)	2,110,097	—	—	—	2,110,097	1,496,904	613,193	2,110,097	4.57%	4.58%
Pledged as collateral not captured in other categories	177,683	—	—	—	177,683	353,878	(176,195)	177,683	0.39%	0.39%
Other Restricted Assets	18,031	—	—	—	18,031	11,501	6,530	18,031	0.04%	0.04%

Total Restricted Assets	$4,445,196	$—	$—	$—	$4,445,196	$3,744,211	$700,985	$4,445,196	9.63%	9.66%

The following were assets pledged as collateral not captured in other categories, including assets backing funding agreements (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) at December 31, 2023 and 2022:

	Gross Restricted								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2023 Total	2022 Total	Increase/ (Decrease)	Total 2023 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Bond collateral to Société Générale	$176,883	$—	$—	$—	176,883	$176,875	$8	$176,883	0.38%	0.38%
Derivative collateral	800	—	—	—	800	145,140	(144,340)	800	— %	— %
Repo Collateral	—	—	—	—	—	31,863	(31,863)	—	— %	— %

Total	$177,683	$—	$—	$—	$177,683	$353,878	$(176,195)	$177,683	0.38%	0.38%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The following were other restricted assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) at December 31, 2023 and 2022:

	Gross Restricted								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2023 Total	2022 Total	Increase/ (Decrease)	Total 2023 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Cash - Tax Escrow	$1,902	$—	$—	$—	$1,902	2,361	$(459)	$1,902	— %	— %
Mortgage Escrow	16,129	—	—	—	16,129	9,140	6,989	16,129	0.03%	0.03%

Total	$18,031	$—	$—	$—	$18,031	$11,501	$6,530	$18,031	0.03%	0.03%

19.	Federal Home Loan Bank

The Company is a member of the FHLB. Through its membership, the Company utilizes funding agreements issued to the FHLB consistent with its other investment spread operations and considers these funds policyholder liabilities. From time to time, the Company also uses FHLB funds for operations; any funds obtained from the FHLB for use in the Company’s general operations are accounted for as borrowed money. The Company has determined its estimated maximum borrowing capacity with the FHLB as $1,683,708 as of December 31, 2023. The Company calculated this amount in accordance with its current collateral pledged to the FHLB.

The FHLB issued a LOC to the Company on behalf of an unrelated party effective July 1, 2021, with a maximum credit amount of $1,000 and an expiration date of December 31, 2021. A new LOC was issued to the Company on behalf of the same unrelated party effective December 1, 2021, with a maximum credit amount of $1,000 and expiration date of June 30, 2022. No amounts were drawn on either LOC during 2023 or 2022. Collateral related to the LOC is included in the disclosures below.

FHLB Capital Stock

Aggregate Totals:

As of December 31, 2023	Total	General Account	Separate Accounts
Membership Stock - Class A	$—	$—	$—
Membership Stock - Class B	7	7	—
Activity Stock	69,203	69,203	—
Excess Stock	2,250	2,250	—

Aggregate Total	$71,460	$71,460	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$1,683,708	$—	$—
As of December 31, 2022
Membership Stock - Class A	$—	$—	$—
Membership Stock - Class B	5,000	5,000	—
Activity Stock	45,085	45,085	—
Excess Stock	1	1	—

Aggregate Total	$50,086	$50,086	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$1,158,585	XXX	XXX

Membership Stock (Class A and B) Eligible and Not Eligible for Redemption:

Membership stock	Current Year Total	Not Eligible for Redemption	Less Than 6 Months	6 months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	7	7	—	—	—	—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Collateral Pledged to FHLB

Amount Pledged as of Reporting Date:

	Fair Value	Carrying Value	Aggregate Total Borrowing
Current Year General Account Total Collateral Pledged	$1,966,287	$2,110,097	$1,538,000
Current Year Separate Accounts Total Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Total Collateral Pledged	$1,966,287	$2,110,097	$1,538,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,354,091	$1,496,904	$1,113,000

Maximum Amount Pledged During Reporting Period:

	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral
Current Year General Account Maximum Collateral Pledged	$1,966,287	$2,110,097	$1,538,000
Current Year Separate Accounts Maximum Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Maximum Collateral Pledged	$1,966,287	$2,110,097	$1,538,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,354,091	$1,496,904	$1,113,000

Borrowing from FHLB

Amount as of Reporting Date:

As of December 31, 2023	Total	General Account	Separate Accounts	Funding Agreements Reserves Established
Debt	$—	$—	$—	XXX
Funding Agreements	1,538,000	1,538,000	—	1,475,607
Other	—	—	—	XXX

Aggregate Total	$1,538,000	$1,538,000	$—	$1,475,607

As of December 31, 2022
Debt	$—	$—	$—	XXX
Funding Agreements	1,113,000	1,113,000	—	1,046,812
Other	—	—	—	XXX

Aggregate Total	$1,113,000	$1,113,000	$—	$1,046,812

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Maximum Amount During Reporting Period:

	Total	General Account	Separate Accounts
Debt	$—	$—	$—
Funding Agreements	1,588,000	1,588,000	—
Other	—	—	—

Aggregate Total	$1,588,000	$1,588,000	$—

FHLB - Prepayment Obligations

Does the Company have prepayment Obligations under the following arrangements? (YES/NO)
Debt	No
Funding Agreements	Yes
Other	No

20.	Subsequent Events

The Company has evaluated events and transactions that occurred from January 1, 2024 to April 22, 2024, the date these financial statements were available to be issued. There have been no Type I or Type II events or transactions that occurred subsequent to December 31, 2023 having a material effect on the financial statements, except as discussed below.

On January 11, 2024, the Company received $6,700 in cash from DLAC in settlement of the Company’s ceding commission receivable. On January 24, 2024, the Company paid $118,673 of securities and $184 of cash to DLAC in settlement of the Company’s reinsurance payable.